                                                      File No. 33-59069



                     Securities and Exchange Commission
                               Washington, D.C.


                       Pre-Effective Amendment No. 1 to
                                   Form N-4

             Registration Statement Under the Securities Act of 1933

                                    and/or

         Registration Statement Under the Investment Company Act of 1940

                       Hartford Life Insurance Company -
                      ICMG Secular Trust Separate Account
                           (Exact Name of Registrant)

                        Hartford Life Insurance Company
                             (Name of Depositor)
                                P.O. Box 2999
                           Hartford, CT  06104-2999
                   (Address of Depositor's Principal Offices)

                 Depositor's Telephone Number:  (203) 843-7563


                          Scott K. Richardson, Esquire
                                 P.O. Box 2999
                            Hartford, CT  06104-2999
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee Under Securities Act of 1933

------------------------------------------------------------------------------------------
   Title of              Amount       Proposed Maximum   Proposed Maximum    Amount of
  Securities             Being            Offering           Aggregate      Registration
Being Requested        Registered      Price Per Unit     Offering Price         Fee
------------------------------------------------------------------------------------------
Hartford Life Insurance            Pursuant to Regulation 270. 24f-2            PAID
Company, ICMG Secular              under the Investment Company Act
Trust Separate Account,            of 1940. Registrant hereby elects to
Units of Interest                  register an indefinite number of units of
                                   interest in this Separate Account.
------------------------------------------------------------------------------------------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(a)

           N-4 Item No.                        Prospectus Heading
---------------------------------        -------------------------------
 1. Cover Page                           Cover Page

 2. Definitions                          Glossary of Special Terms

 3. Synopsis or Highlights               Summary

 4. Condensed Financial Information      Statement of Additional Information

 5. General Description of Registrant,   The Certificate;
    Depositor, and Portfolio Companies   The Separate Account;
                                         The Company;
                                         The Portfolios; General Matters

 6. Deductions                           Charges Under the Certificate

 7. General Description of               Operation of the Certificate;
    Annuity Contracts                    Death Benefit; The Certificate;
                                         The Separate Account;
                                         General Matters

 8. Annuity Period                       Annuity Benefits

 9. Death Benefit                        Death Benefit

10. Purchases and Contract Value         Operation of the Certificate

11. Redemptions                          Operation of the Certificate

12. Taxes                                Federal Tax Considerations

13. Legal Proceedings                    General Matters - Legal
                                         Proceedings

14. Table of Contents of the Statement   Table of Contents to Statement
    of Additional Information            of Additional Information

                         HARTFORD LIFE INSURANCE COMPANY
                      ICMG SECULAR TRUST SEPARATE ACCOUNT

                              SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

This Prospectus describes Omniflex, an individually allocated group flexible premium deferred variable annuity contract and certificates thereunder ("Certificates") issued by Hartford Life Insurance Company ("HL"). The Certificates are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans. Premium Payments for each Certificate will be allocated to Divisions of Hartford Life Insurance Company - ICMG Secular Trust Separate Account (the "Separate Account"). There are currently twelve Divisions available under the Certificate. The underlying investment portfolios ("Portfolios") for the Divisions are the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc., (formerly Hartford Aggessive Growth Fund, Inc.) sponsored by HL; the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust; the Equity-Income Portfolio and High Income Portfolio of Fidelity Variable Insurance Products Fund; the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II; the
Emerging Markets Series of GCG Trust, and the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of the Alger American Fund.

This Prospectus sets forth the information concerning the Separate Account that investors should know before investing and should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to ICMG, Attn: Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932. The Table of Contents for the Statement of Additional Information may be found on page 39 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

-----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE PORTFOLIOS
------------------------------------------------------------------------------
Prospectus Dated:  May 3, 1995
Statement of Additional Information Dated:  May 3, 1995

                            TABLE OF CONTENTS


                                                                    Page
                                                                    ----
GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . .  5

FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

PERFORMANCE RELATED INFORMATION  . . . . . . . . . . . . . . . . . . 12

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

THE CERTIFICATE. . . . . . . . . . . . . . . . . . . . . . . . . . . 13

THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . 14

THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

   Investment Advisers . . . . . . . . . . . . . . . . . . . . . . . 17

   Other Information about the Portfolios. . . . . . . . . . . . . . 18

OPERATION OF THE CERTIFICATE . . . . . . . . . . . . . . . . . . . . 20

   Premium Payments. . . . . . . . . . . . . . . . . . . . . . . . . 20

   Refund Rights . . . . . . . . . . . . . . . . . . . . . . . . . . 20

   Value of Accumulation Units . . . . . . . . . . . . . . . . . . . 21

   Investment Value. . . . . . . . . . . . . . . . . . . . . . . . . 21

   Reallocations Among Divisions . . . . . . . . . . . . . . . . . . 21

   Surrender of a Certificate/Partial Withdrawals. . . . . . . . . . 22

DEATH BENEFIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

CHARGES UNDER THE CERTIFICATE. . . . . . . . . . . . . . . . . . . . 25

   Sales Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . 25

                                  -3-
                                                                    Page
                                                                    ----
   Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . 25

   Administrative Expense Charge . . . . . . . . . . . . . . . . . . 26

   Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . 26

   Federal Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . 27

ANNUITY BENEFITS . . . . . . . . . . . . . . . . . . . . . . . . . . 27

   Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . 27

   The Annuity Unit and Valuation. . . . . . . . . . . . . . . . . . 28

   Determination of Payment Amount . . . . . . . . . . . . . . . . . 29

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . 30

   General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30

   Taxation of HL and the Separate Account . . . . . . . . . . . . . 30

   Taxation of Annuities -- General Provisions Affecting Purchasers
   Other than Qualified Plans. . . . . . . . . . . . . . . . . . . . 30

   Federal Income Tax Withholding. . . . . . . . . . . . . . . . . . 35

GENERAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . 35

   Assignment. . . . . . . . . . . . . . . . . . . . . . . . . . . . 35

   Modification. . . . . . . . . . . . . . . . . . . . . . . . . . . 35

   Misstatement of Age . . . . . . . . . . . . . . . . . . . . . . . 36

   Delay of Payments . . . . . . . . . . . . . . . . . . . . . . . . 36

   Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . 36

   Experience Credit . . . . . . . . . . . . . . . . . . . . . . . . 37

   Distribution of the Certificates. . . . . . . . . . . . . . . . . 37

   Custodian of Separate Account Assets. . . . . . . . . . . . . . . 37

                                   -4-
                                                                    Page
                                                                    ----
   Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . 37

   Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37

   Additional Information. . . . . . . . . . . . . . . . . . . . . . 38

TABLE OF CONTENTS TO STATEMENT
  OF ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . 39

                         GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT: An accounting unit of measure used to calculate the Investment Value during the Accumulation Period.

ALLOCATION DATES: The dates we receive and accept Premium Payments. Premium Payments are applied to the Separate Account Divisions on these Allocation Dates.

ANNUITY COMMENCEMENT DATE: The date payment of an annuity is to begin under each Certificate.

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments under a variable annuity option.

ANNUITANT(S):  The person(s) upon whose life the Certificate is issued.

BENEFICIARY: The person(s) entitled to receive benefits under the Certificate on death of the Annuitant or Certificate Owner.

CERTIFICATE ANNIVERSARY: The anniversary of the Certificate Date.

CERTIFICATE DATE: The date shown in the Certificate specifications.

CERTIFICATE OWNER: The entity or person who is the owner of the Certificate, as named in the Certificate specifications, sometimes herein referred to as "You."

CERTIFICATE YEAR: A period of 12 months following the Certificate Date and each anniversary thereof.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Certificate Owner who, upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CUSTOMER SERVICE CENTER: Currently located at ICMG, Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

DEATH BENEFIT: The amount payable upon the death of an Annuitant or Certificate Owner before annuity payments have started.

DIVISIONS: The sub-accounts of the Separate Account.

HL:  Hartford Life Insurance Company.

INVESTMENT VALUE: The sum of the values of each Division's Accumulation Units held under the Certificate.

PORTFOLIOS:  The underlying securities allocable under the Certificate.

PREMIUM PAYMENT:  A payment made to HL pursuant to the terms of the Certificate.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Investment Value.

SEPARATE ACCOUNT: The HL separate account entitled "Hartford Life Insurance Company - ICMG Secular Trust Separate Account."

SURRENDER VALUE: On surrender of the Certificate, an amount equal to the Investment Value less any Premium Taxes not previously deducted and any due and unpaid charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

FEE TABLE

ICMG SECULAR TRUST SEPARATE ACCOUNT

Summary

CERTIFICATE OWNER TRANSACTION EXPENSES (ALL DIVISIONS)

Maximum Sales Load Imposed on Purchases
  (as a percentage of Premium Payments)                             4.6%(1)
---------------------------------------------------------------------------
Federal Tax Charge
(as a percentage of Premium Payments)                               0.43%
---------------------------------------------------------------------------
Reallocation Fee                                                   $0
---------------------------------------------------------------------------
Deferred Sales Load                                                 None
---------------------------------------------------------------------------
Administrative Expense Charge                                   $2.50/month
---------------------------------------------------------------------------

ANNUAL EXPENSES-SEPARATE ACCOUNT (AS PERCENTAGE OF AVERAGE INVESTMENT VALUE)

Mortality and Expense Risk                                          0.65%
---------------------------------------------------------------------------

(1)  The sales load will vary depending on plan characteristics.

     ANNUAL PORTFOLIO OPERATING EXPENSES (as percentage of net assets)

                                                                Total Portfolio
                                         Management    Other       Operating
                                            Fees      Expenses       Expenses
                                            ----      --------       --------
HVA Money Market Fund, Inc.                0.425%     0.049%        0.474%
Hartford Bond Fund, Inc.                   0.500%     0.047%        0.547%
Hartford Capital Appreciation Fund, Inc.   0.675%     0.045%        0.720%
Partners Portfolio*                         0.80%      0.50%         1.30%
Balanced Portfolio                          0.80%      0.17%         0.97%
Limited Maturity Bond Portfolio             0.60%      0.13%         0.73%
Equity-Income Portfolio                     0.52%      0.06%         0.58%**
Asset Manager Portfolio                     0.72%      0.08%         0.80%**
High Income Portfolio                       0.61%      0.10%         0.71%
Emerging Markets Series                     1.50%      0.23%         1.73%
American Small Capitalization Portfolio     0.85%      0.11%         0.96%
American Growth Portfolio                   0.75%      0.11%         0.86%

--------------
* The inception date of the Partners Portfolio was 3/22/94; therefore, the fees and expenses are annualized.
**A portion of the brokerage commissions paid by the Equity-Income Portfolio and Asset Manager Portfolio was used to reduce their expenses. Without this reduction, total operating expenses for the Equity-Income Portfolio and Asset Manager Portfolio would have been 0.60% and 0.81%, respectively.

EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your Certificate or          If you do not surrender your
                                        annuitize at the end of the applicable time   Certificate or annuitize: You would
                                        period: You would pay the following           pay the following expenses on a $1,000
                                        expenses on a $1,000 Investment, assuming a   Investment, assuming a 5% annual
                                        5% annual return on assets:                   return on assets:
-----------------------------------------------------------------------------------------------------------------------------
Division                                       1        3         5         10           1      3        5       10
--------                                      yr.      yrs.      yrs.      yrs.         yr.    yrs.     yrs.     yrs.
                                              --       ----      ----      ----         ---    ----     ----     ----
-----------------------------------------------------------------------------------------------------------------------------
HVA Money Market Fund, Inc.                   62        87       113       187          62      87      113      187
-----------------------------------------------------------------------------------------------------------------------------
Hartford Bond Fund, Inc.                      63        89       117       196          63      89      117      196
-----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation Fund,Inc.       64        95       127       216          64      95      127      216
-----------------------------------------------------------------------------------------------------------------------------
Partners Portfolio                            75       127       182       336          75     127      182      336
-----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                            66       101       137       238          66     101      137      238
-----------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio               64        93       123       209          64      93      123      209
-----------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                       63        90       119       199          63      90      119      199
-----------------------------------------------------------------------------------------------------------------------------
Asset Manager Portfolio                       65        97       131       225          65      97      131      225
-----------------------------------------------------------------------------------------------------------------------------
High Income Portfolio                         64        94       126       215          64      94      126      215
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                       75       126       181       334          75     126      181      334
-----------------------------------------------------------------------------------------------------------------------------
American Small Cap Portfolio                  67       102       140       244          67     102      140      244
-----------------------------------------------------------------------------------------------------------------------------
American Growth Portfolio                     66        99       134       232          66      99      134      232
-----------------------------------------------------------------------------------------------------------------------------

The purpose of this table is to assist the Certificate Owner in understanding various costs and expenses that a Certificate Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Portfolios. Premium taxes may also be applicable. This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Assumes maximum charges.

                                   SUMMARY

WHAT IS THE CERTIFICATE AND HOW MAY I PURCHASE ONE?

The Certificate offered is a tax-deferred group flexible premium variable annuity Certificate (see "Taxation of Annuities -- General Provisions Affecting Purchasers Other than Qualified Plans," page 30). Generally, the Certificate is purchased by completing an enrollment form to purchase a Certificate and submitting it, along with the initial Premium Payment, to HL for its approval. The minimum initial Premium Payment is $1,000 with a minimum allocation to any Portfolio of $500. Certain plans may make smaller initial and subsequent periodic Premium Payments. Subsequent Premium Payments, if made, must be a minimum of $1,000 or the minimum amount then in effect.

WHO MAY PURCHASE THE CERTIFICATE?

The Certificates are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans.

WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CERTIFICATE?

The underlying investments for the Certificate are shares of the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc. sponsored by HL; the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust; the Equity-Income Portfolio and High Income Portfolio of Fidelity Variable Insurance Products Fund; the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II, the Emerging Markets Series of GCG Trust, the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of the Alger American Fund, and such other Portfolios as shall be offered from time to time. (See "The Portfolios" commencing on page 15.)

WHAT ARE THE CHARGES UNDER THE CERTIFICATES?

SALES EXPENSES

A sales load of not more than 4.6% of Premium Payments will be deducted for sales expenses.

MORTALITY AND EXPENSE RISK CHARGE

For assuming the mortality and expense risks under the Certificate, HL will impose a 0.65% per annum charge against all Investment Value held in the Divisions (see "Mortality and Expense Risk Charge," page 25).

ADMINISTRATIVE EXPENSE CHARGE

The Certificate provides for an administrative expense charge of $2.50 per month to be deducted from Investment Value to cover HL's administrative expenses.

PREMIUM TAX AND FEDERAL TAX CHARGES

A deduction will be made for Premium Taxes for Certificates sold in certain states. (See "Premium Tax Charge," page 26.) In addition, a deduction will be made for the federal tax cost resulting from Section 848 of the Code. (See "Federal Tax Charge," page 27.)

CHARGES BY THE PORTFOLIOS

The Portfolios are subject to certain fees, charges and expenses. (See the Prospectuses for the Portfolio attached hereto.)

CAN I GET MY MONEY IF I NEED IT?

Subject to any applicable charges, the Certificate may be surrendered, or portions of its Investment Value may be withdrawn, at any time prior to the
Annuity Commencement Date.   The number of partial withdrawals in any
Certificate Year is limited to 12. If less than HL's minimum amount rules then in effect remains in a Certificate as a result of a withdrawal, HL may terminate the Certificate in its entirety. (See "Surrender of a Certificate/Partial Withdrawals," page 22; see also "Federal Tax Considerations," page 30, for a discussion of federal tax consequences, including a 10% penalty tax that may apply upon surrender or withdrawal.)

DOES THE CERTIFICATE PAY ANY DEATH BENEFITS?

A Death Benefit is provided on the death of the Annuitant or Certificate Owner before the Annuity Commencement Date and prior to attained age 85. (See "Death Benefit," page 23.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CERTIFICATE?

There are four available annuity options under the Certificate which are described on page 27. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday in most states. (In Pennsylvania, the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday). If a Certificate Owner does not elect otherwise, the Investment Value less applicable premium taxes will be applied on the Annuity Commencement Date under the third option to provide a joint and last survivor life annuity.

DOES THE CERTIFICATE OWNER HAVE ANY VOTING RIGHTS UNDER THE CERTIFICATE?

Certificate Owners will have the right to vote on matters affecting an underlying Portfolio to the extent that proxies are solicited by such Portfolio. If a Certificate Owner does not vote, HL shall vote such interests in the same proportion as shares of the Portfolio for which instructions have been received by HL. (See "Voting Rights," page 36.)

                          PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Divisions. Performance information about a Division is based on the Division's past performance only and is no indication of future performance.

Each Division may include total return in advertisements or other sales material. When a Division advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Division has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Division at the beginning of the relevant period to the value of the investment at the end of the period. The Divisions for the Hartford Bond Fund, Inc. and Limited Maturity Bond Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Division for the HVA Money Market Fund, Inc. may advertise yield and effective yield. The yield of a Division is based upon the income earned by the Division over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflect the Certificate charges described below.

Total return for a Division of the Separate Account includes all Certificate charges: sales charges, mortality and expense risk charges, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, with no comparable charges. Yield for a Division of the Separate Account includes all recurring charges (except sales charges), and is therefore lower than yield at the Portfolio level, with no comparable charges.

HL may provide information on various topics to current and prospective Certificate Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective Certificate Owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

                                INTRODUCTION

This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing the Certificate offered by HL and funded by the Divisions of the Separate

Account. Please read the Glossary of Special Terms on pages 5 and 6 prior to reading this Prospectus to familiarize yourself with the terms being used.

                                 THE CERTIFICATE

The Certificate is a tax deferred individually allocated group flexible premium variable annuity. Payments for the Certificate will be held in the Divisions of the Separate Account. Each Division invests in a different underlying Portfolio with its own distinct investment objectives. You pick the Division(s) with the investment objectives that meet your needs. You may select one or more Divisions and determine the percentage of your Premium Payment that is put into a Division. Subject to certain limits, you may also reallocate assets among the Divisions so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Division which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and reallocations of amounts in the Divisions as described in this Prospectus. See "Charges Under the Certificate" for a description of the charges for redeeming a Certificate and other charges made under the Certificate.

The Certificate Owner may select an Annuity Commencement Date and an annuity option which may be on a fixed or variable basis, or a combination thereof. Generally, the Certificate contains the four optional forms of annuity described later in this Prospectus. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday in most states. (In Pennsylvania, the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday).

The Annuity Commencement Date may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 3 (joint and last survivor life annuity).

When an annuity is effected under a Certificate, unless otherwise specified, Investment Value held in the Divisions will be applied to provide a variable annuity based on the pro rata amount in the various Divisions. Variable annuity payments will vary in accordance with the investment performance of the Division you have selected. The Certificate allows the Certificate Owner to change the Divisions on which variable payments are based after payments have commenced once every quarter. Any fixed annuity allocation may not be changed.

                             THE SEPARATE ACCOUNT

The Separate Account was established on October 28, 1994, in accordance with authorization by the Board of Directors of HL. It is the Separate Account in which HL sets aside and invests the assets attributable to the Certificates. Although the Separate Account is an integral part of HL, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or HL. The Separate Account meets the definition of "separate account" under federal securities laws.

Under Connecticut law, the assets of the Separate Account attributable to the Certificates offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Certificates. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Certificates, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business HL may conduct. Investment Value allocated to the Divisions will not be affected by the rate of return of HL's general account, nor by the investment performance of any of HL's other separate accounts. However, the obligations arising under the Certificates are general obligations of HL.

Currently, the Certificate Owner has the choice of allocating Investment Value among up to five Divisions. (HL reserves the right to increase the number of allocable investment options to more than five.) Each Division is invested exclusively in the shares of one underlying Portfolio. Net Premium Payments and proceeds of reallocations between Portfolios are applied to purchase shares in the appropriate Portfolio at net asset value determined as of the end of the Valuation Period during which the payments were received or the reallocation made. All distributions from the Portfolios are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the underlying Portfolio. During the variable annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

HL does not guarantee the investment results of the Portfolios or any of the underlying investments. There is no assurance that Investment Value during the years prior to retirement or the aggregate amount of the variable annuity payments will equal the total of Premium Payments made under the Certificate. Since each underlying Portfolio has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Portfolio Prospectuses.

HL reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Portfolio held by the Separate Account. Substitution may occur only if shares of the Portfolio(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.

                                  THE COMPANY

Hartford Life Insurance Company ("HL") was originally incorporated under the laws of Massachusetts on June 5, 1902. It was subsequently redomiciled to Connecticut. It is a stock life insurance company engaged in the business of writing health and life insurance, both ordinary and group, in all states of the United States and the District of Columbia. The offices of HL are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. HL is ultimately 100% owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation.


HL has an A+ (Superior) rating from A.M. Best and Company, Inc. HL has an AA+ rating from Standard and Poor's and Duff and Phelps' highest rating of AAA based on its claims-paying ability.


These ratings do not apply to the performance of the Separate Account. However, the Certificate obligations under this variable annuity are the general corporate obligations of HL. These ratings do apply to HL's ability to meet its insurance obligations under the Certificate.

                                THE PORTFOLIOS

The underlying investment for the Certificates are shares of the Portfolios. The underlying Portfolio corresponding to each Division and its investment objective are described below. HL reserves the right, subject to compliance with the law, to offer additional Portfolios with differing investment objectives.
Certificate Owners should review the following brief descriptions of the investment objectives of the Portfolios. There is no assurance that any of the Portfolios will achieve their stated objectives. Certificate Owners are also advised to read the prospectuses for the Portfolios accompanying this prospectus for more detailed information.

HVA MONEY MARKET FUND, INC.

The investment objective of the HVA Money Market Fund, Inc. is to achieve maximum current income consistent with liquidity and preservation of capital by investing in money market securities.

HARTFORD BOND FUND, INC.

The investment objective of the Hartford Bond Fund, Inc. is to achieve maximum current income consistent with preservation of capital by investing primarily in bonds.

HARTFORD CAPITAL APPRECIATION FUND, INC.

The investment objective of the Hartford Capital Appreciation Fund, Inc. (formerly the "Hartford Aggressive Growth Fund, Inc.") is to achieve growth of capital by investing in securities selected solely on potential for capital appreciation; income, if any, is an incidental consideration.

PARTNERS PORTFOLIO

The investment objective of the Partners Portfolio of Neuberger & Berman Advisers Management Trust is to achieve capital growth by investing primarily in common stocks of established companies, using the value-oriented investment approach.

BALANCED PORTFOLIO

The investment objective of the Balanced Portfolio of Neuberger & Berman Advisers Management Trust is to achieve long-term capital growth and reasonable current income without undue risk to principal by investing a portion of its assets in common stocks and a portion of its assets in debt securities.

LIMITED MATURITY BOND PORTFOLIO

The primary investment objective of the Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust is to achieve the highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Limited Maturity Bond Portfolio also seeks to enhance its total return though capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal. The Portfolio pursues its investment objectives primarily by investing in a diversified portfolio of short-to-intermediate term debt securities.

EQUITY-INCOME PORTFOLIO

The investment objective of the Equity-Income Portfolio of Fidelity Variable Insurance Products Fund is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

HIGH INCOME PORTFOLIO

The investment objective of the High Income Portfolio of Fidelity Variable Insurance Products Fund is to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. High yielding, lower-rated debt securities present higher risks of untimely interest and principal payments, default, and price volatility than higher-rated securities, and may present problems of liquidity and valuation.

ASSET MANAGER PORTFOLIO

The investment objective of the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II is high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

EMERGING MARKETS SERIES

The investment objective of the Emerging Markets Series of GCG Trust is long-term growth of capital by investing primarily in equity securities of companies that are considered to be in emerging market countries.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Alger American Small Capitalization Portfolio long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion.

ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Alger American Growth Portfolio is long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

INVESTMENT ADVISERS

The investment adviser for the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc. is The Hartford Investment Management Company, Inc. ("HIMCO"), a wholly-owned subsidiary of HL. HIMCO was organized under the laws of the State of Connecticut in October of 1981. HIMCO also serves as investment adviser to several other HL-sponsored funds which are also registered with the Securities and Exchange Commission. HL is ultimately owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation. HIMCO is registered as an investment adviser under the Investment Advisers Act of 1940. HIMCO provides investment advice and supervises the management and investment program of HVA Money Market Fund, Inc. and Hartford Bond Fund, Inc. pursuant to an Investment Advisory Agreement entered into with these Portfolios for which HIMCO receives a fee. HIMCO also supervises the investment programs of Hartford Capital Appreciation Fund, Inc. pursuant to an Investment Management Agreement for which HIMCO receives a fee. In addition, with respect to Hartford Capital Appreciation Fund, Inc.,

HIMCO has a Sub-Investment Advisory Agreement with Wellington Management Company ("Wellington") to provide an investment program to HIMCO for utilization by HIMCO in rendering services to these Portfolios. Wellington is a professional investment counseling firm which provides investment services to investment companies (including other HL-sponsored funds), other institutions and individuals. Wellington is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960.


The investment adviser for the Neuberger & Berman Advisers Management Trust is Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, New York. Neuberger & Berman Management Incorporated, with the assistance of Neuberger & Berman, L.P. as sub-adviser, selects investments for the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio.

The investment manager for the High Income Portfolio of Fidelity Variable Insurance Products Fund and the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). FMR, a registered investment adviser under the Investment Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

Directed Services, Inc. ("DSI") serves as the manager to the GCG Trust and investment adviser for the Emerging Markets Series pursuant to a Management Agreement with the Trust. DSI is a New York corporation that is a wholly owned subsidiary of BT Variable, Inc., which in turn, is an indirect subsidiary of Bankers Trust Company. DSI is registered with the SEC as an investment adviser and a broker-dealer.

Fred Alger Management, Inc. ("Alger Management"), 75 Maiden Lane, New York, New York 10038, serves as investment manager to the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio. Alger Management is a wholly owned subsidiary of Alger Inc., which is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

See the accompanying prospectuses for the Portfolios for a more complete description of the investment advisers and any sub-adviser and their respective fees.

OTHER INFORMATION ABOUT THE PORTFOLIOS

All of the Portfolios are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Portfolio continually issues an unlimited number of full and fractional shares of beneficial interest in the Portfolio. Such shares are offered to separate accounts, including the Separate Account, established by HL or one of its affiliated companies specifically to fund the Certificates and other contracts issued by HL or its affiliates as permitted by the Investment Company Act of 1940.

The Portfolios are available only to serve as the underlying investment for variable annuity and variable life policies and certificates. A full description of the Portfolios, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Portfolio Prospectuses which should be read in conjunction with this Prospectus before investing, and in the Portfolio Statements of Additional Information which may be ordered without charge from the Portfolios.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Portfolios simultaneously. Although HL and the Portfolios do not currently foresee any such disadvantages either to variable annuity contract and certificate owners or to variable life insurance policyowners, the Portfolio's Board of Trustees would monitor events in order to identify any material conflicts between such Certificate Owners and policyowners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Portfolio were to conclude that separate Portfolios should be established for variable life and variable annuity separate accounts, the variable annuity policy and certificate owners would not bear any expenses attendant upon establishment of such separate funds.

All investment income of and other distributions to each Division of the Separate Account arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. The income and both realized gains or losses on the assets of each Division of the Separate Account are therefore separate and are credited to or charged against the Division without regard to income, gains or losses from any other Division or from any other business of HL. HL will purchase shares in the Portfolios in connection with premiums allocated to the applicable Division in accordance with Certificate Owners directions and will redeem shares in the Portfolios to meet Certificate obligations or make adjustments in reserves, if any. The Portfolios are required to redeem Portfolio shares at net asset value and to make payment within seven days.

HL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Divisions which fund the Certificates. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of HL's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Certificates, HL may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Certificates. No substitution of securities will take place without notice to and consent of

Certificate Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940.
Subject to Certificate Owner approval, HL also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor which may fund the Certificates.

Each Portfolio is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses for the Portfolios.


                           OPERATION OF THE CERTIFICATE

PREMIUM PAYMENTS

The balance of each initial Premium Payment remaining after the deduction of the sales load, any applicable Premium Tax and the federal tax charge, is credited to your Certificate within two business days of receipt of a properly completed enrollment form or an order to purchase a Certificate and the initial Premium Payment by HL at its Customer Service Center. It will be credited to the Division(s) in accordance with your election. If the enrollment form is incomplete when received, the initial Purchase Payment will be returned within five business days, unless you consent to HL's retention of the Purchase Payment until the enrollment form is made complete.

Subsequent Premium Payments are priced on the Valuation Day received by HL in its Customer Service Center or other designated administrative office.

The number of Accumulation Units in each Division to be credited to a Certificate will be determined by dividing the portion of the Premium Payment being credited to each Division by the value of an Accumulation Unit in that Division on that date.

The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $1,000 or the minimum amount then in effect. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Divisions subject to minimum amounts then in effect.

REFUND RIGHTS

If you are not satisfied with your purchase you may surrender the Certificate by returning it within ten days after you receive it (or within such period as required in your state). A written request for cancellation must accompany the Certificate. In such event, HL will pay you an amount equal to the Investment Value on the date of receipt of the request for cancellation, plus any charges taken. You bear the investment risk during the period prior to HL's receipt of request for cancellation. In certain states, HL must return to the applicant the greater of the Premium Payments made or the sum of (1) the Investment Value on the date the returned Certificate is received by HL or its agent and (2) any deductions under Certificate or by the Portfolios for taxes, charges or fees. In these states, the initial Premium Payments are allocated to the HVA Money Market Fund, Inc. during the refund right period.

VALUE OF ACCUMULATION UNITS

The Accumulation Unit value for each Division will vary to reflect the investment experience of the applicable Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Division on the preceding Valuation Day by an "Experience Factor" for that Division for the Valuation Period then ended. The Experience Factor for each of the Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Portfolio during the current Valuation Period), divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period. You should refer to the Portfolio Prospectuses which accompanies this Prospectus for a description of how the assets of each Portfolio are valued since each determination has a direct bearing on the Accumulation Unit value of the Division and therefore the Investment Value. The Accumulation Unit value is affected by the performance of the underlying Portfolio(s), expenses and deduction of the charges described in this Prospectus.

The shares of the Portfolio are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Portfolio shares may be found in the accompanying Prospectuses of the Portfolios.

INVESTMENT VALUE

The Investment Value under your Certificate at any time prior to the commencement of annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Certificate in each Division by the then current Accumulation Unit values for the applicable Division. You will be advised at least annually of the number of Accumulation Units credited to each Division, the current Accumulation Unit values, and the Investment Value.

REALLOCATIONS AMONG DIVISIONS

You may reallocate the values of your Division allocations from one or more Divisions to another free of charge. Prior to the Annuity Commencement Date, the number of reallocations permitted in a Certificate Year is twelve. HL may permit the Certificate Owner to preauthorize reallocations between the Divisions under certain circumstances. Reallocations by telephone may be made by the Certificate Owner or by the agent of record or the attorney-in-fact pursuant to a power of attorney by calling (800) 861-1408. Telephone reallocations may not be permitted by some states for their residents who purchase variable annuities. The policy of HL and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. HL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, HL may be liable for any losses due to unauthorized or fraudulent instructions. The procedures HL follows for transactions initiated by telephone include requirements that callers on behalf of a Certificate Owner identify themselves and the Certificate Owner by name and social security number. All transfer instructions by telephone are tape recorded.

The right to reallocate Investment Value between the Divisions is subject to modification if HL determines, in its sole discretion, that the exercise of that right by one or more Certificate Owners is, or would be, to the disadvantage of other Certificate Owners. Any modification could be applied to reallocations to or from some or all of the Divisions and could include, but not be limited to, the requirement of a minimum time period between each reallocation, not accepting reallocation requests of an agent acting under a power of attorney on behalf of more than one Certificate Owner, or limiting the dollar amount that may be reallocated between the Divisions by a Certificate Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the reallocation right which is considered by HL to be to the disadvantage of other Certificate Owners.

The minimum reallocation to any Division is $500. No minimum balance is presently required in any Division following reallocation.

Reallocations between the Divisions may be made after annuity payments commence, but are limited to once a quarter and may not be made to or from the General Account.

SURRENDER OF A CERTIFICATE/PARTIAL WITHDRAWALS

At any time prior to the Annuity Commencement Date, you have the right, subject to the limitations set forth below, to surrender the Certificate or to make partial withdrawals. Surrenders and partial withdrawals are not permitted after annuity payments commence EXCEPT that a full surrender is allowed when payments for a designated period (Option 4) are selected as the annuity option.

FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Certificate Owner has the right to terminate the Certificate. In such event, the Surrender Value of the Certificate may be taken in the form of a lump sum cash settlement. The Surrender Value of the Certificate is equal to the Investment Value less any Premium Taxes not previously deducted and any due and unpaid charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Certificate.

PARTIAL WITHDRAWALS. The Certificate Owner may make partial withdrawals of Investment Value prior to the Annuity Commencement Date. The number of partial withdrawals in any Certificate Year is limited to 12. The minimum amount withdrawn must be at least equal to the minimum amount rules then in effect. The maximum partial withdrawal is equal to the Investment Value less $1,000. Additionally, if the remaining Investment Value following a surrender is less than $1,000 or HL's minimum amount rules then in effect, HL may terminate the Certificate and pay the Surrender Value.

Certain plans may have different withdrawal privileges. HL may permit the Certificate Owner to preauthorize partial withdrawals subject to certain limitations then in effect.

ANY SUCH FULL OR PARTIAL WITHDRAWAL DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CERTIFICATE OWNER. THE CERTIFICATE OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 30.)

Payment on any request for a full or partial withdrawal from the Divisions will be made as soon as possible and in any event no later than seven days after the written request is received by HL at its Customer Service Center.

In requesting a partial withdrawal you should specify the Division(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal will be effected on a pro rata basis according to the value in each Division under a
Certificate.   For federal tax purposes, any partial withdrawal will be deemed to be first from earnings, to the extent that they exist, and then from Premium Payments.

                                   DEATH BENEFIT

The Certificates provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Certificate Owner dies before the Annuity Commencement Date, the Beneficiary will receive the Death Benefit. If the Certificate Owner is a non-natural person, however, a Death Benefit will be payable in the event the Annuitant dies prior to the Annuity Commencement Date.

If the death of the Annuitant or Certificate Owner occurred prior to the Annuitant or Certificate Owner attaining age 85, the Death Benefit will be the greater of:

     (a) The Investment Value as determined on the date of receipt of due proof of death acceptable to HL and received in its Customer Service Center, or

     (b) 100% of all Premium Payments made by the Certificate Owner under the Certificate, reduced by the amount of any partial withdrawals since the Certificate Date.

If the Annuitant or Certificate Owner had attained age 85 prior to death, the Death Benefit will be equal to the Investment Value.

PAYMENT OF DEATH BENEFIT - The Death Benefit may be taken in one sum or under any of the settlement options then being offered by HL, provided, however, that:
(a) in the event of the death of any Certificate Owner prior to the Annuity Commencement Date, the entire interest in the Certificate will be distributed within 5 years after the death of the Certificate Owner and (b) in the event of the death of any Certificate Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Certificate will be paid at least as rapidly as under the method of distribution in effect at the time of death, except that, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. Notwithstanding the foregoing, in the event of the Certificate Owner's death where the sole Beneficiary is the spouse of the Certificate Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Certificate Owner. Only one such spousal election is permitted with respect to any Certificate.

Notwithstanding any provisions to the contrary, if the Certificate is owned by a corporation or other non-individual, a Death Benefit will be paid upon the death of the Annuitant prior to the Annuity Commencement Date. Such benefit will be payable only as one sum or under the same settlement options and in the same manner as if an individual Certificate Owner died on the date of the Annuitant's death.

When payment is taken in one sum, payment will be made within 7 days after the date Due Proof of Death is received, except that there may be a postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

                        CHARGES UNDER THE CERTIFICATE

Certain of the charges and deductions described below may be reduced for Certificates issued in connection with a specific plan in accordance with HL's rules in effect as of the date an enrollment form for a Certificate is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated Premium Payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Certificate vary based on such factors as the size of the plan, the purposes for which Certificates are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification will reflect in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. HL may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners funded by the Separate Account.

SALES EXPENSES

A sales load of not more than 4.6% of Premium Payments, depending on the plan to which the Certificate was issued, will be deducted for expenses related to the sales and distribution of the Certificate.

MORTALITY AND EXPENSE RISK CHARGE

Although variable annuity payments made under the Certificates will vary in accordance with the investment performance of the underlying Portfolio shares held in the Division(s), the payments will not be affected by (a) HL's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) HL's actual expenses, if greater than the deductions provided for in the Certificates because of the expense and mortality undertakings by HL.

For assuming these risks under the Certificates, HL will make a daily charge at the rate of 0.65% per annum against all Investment Value held in the Divisions during the life of the Certificate, including the payout period (estimated at up to 45% for mortality and up to 20% for expense).

The mortality undertaking provided by HL under the Certificates, assuming the selection of one of the forms of life Annuities, is to make monthly annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Certificate) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. HL also assumes the liability for payment of the Death Benefit under the Certificate.

The mortality undertakings are based on HL's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the annuity payment period deviates from HL's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, HL must provide amounts from its general Portfolios to fulfill its Certificate obligations. In that event, a loss will fall on HL. Also, in the event of the death of an Annuitant or Certificate Owner prior to the commencement of annuity payments HL can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the Death Benefit.

In providing an expense undertaking, HL assumes the risk that the sales loads and the administrative expense charges for maintaining the Certificates prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ADMINISTRATIVE EXPENSE CHARGE

HL will deduct certain fees from Investment Value to reimburse it for expenses relating to the administration and maintenance of the Certificate and for administration of the Separate Account. The Certificate provides for an administrative expense charge of $2.50 to be deducted from Investment Value on the Certificate Date and monthly on the same calendar day as the Certificate Date, or on the last day of any month which has no such calendar day.
The deduction will be made pro rata according to the value in each Division under a Certificate. There is not necessarily a relationship between the amount of administrative charge imposed on a given Certificate and the amount of expenses that may be attributable to that Certificate; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Certificate and expenses for confirmations, Certificate quarterly statements, processing of reallocations and surrenders, responding to Certificate Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Division unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Portfolio Prospectuses for a description of deductions and expenses paid out of the assets of the Portfolios.

PREMIUM TAX CHARGE

A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. The range of premium taxes is currently 0% to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. HL will pay Premium Taxes to the applicable governmental entity at the time imposed under applicable law and will deduct Premium Taxes at such time.

FEDERAL TAX CHARGE

We deduct a current charge of 0.43% of each Premium Payment to cover the estimated cost of the federal income tax treatment of the Certificates deferred acquisition costs under Section 848 of the Code. This charge may be increased or decreased to reflect changes in federal tax laws. HL includes the federal tax charge as a factor when computing the maximum sales load chargeable under Commission rules.

                              ANNUITY BENEFITS

You select an Annuity Commencement Date and an annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday except for certain states where deferral past age 85 is not permitted. The Annuity Commencement Date may be changed from time to time, but any change must be at least 30 days prior to the date on which annuity payments are scheduled to begin. The Certificate allows the Certificate Owner to change the Divisions on which variable payments are based after payments have commenced once every quarter. Any fixed annuity allocation may not be changed, nor may a variable allocation be reallocated to the General Account.

ANNUITY OPTIONS

The Certificate contains the four optional annuity forms described below. If you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 3 (Joint Last Survivor Annuity).

Under any of the annuity options excluding Options 4 and 5, no surrenders are permitted after annuity payments commence. Only full surrenders are allowed out of Option 4.

Option 1:  Life Annuity

A life annuity is an annuity payable monthly during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.

Option 2:  Life annuity with 120, 180 or 240 Monthly Payments Certain

This annuity option is an annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by HL.

Option 3:  Joint and Last Survivor Annuity

An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by HL, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

Option 4:  Payments for a Designated Period

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Certificate and receive, within seven days, the Surrender Value of the Certificate as determined by HL.

In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by HL.

Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Certificates thus provide no real benefit to a Certificate Owner.

HL may offer other annuity options from time to time.

THE ANNUITY UNIT AND VALUATION

The value of the Annuity Unit for each Division in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Experience Factor (See "Value of Accumulation Units," commencing on page 21) for the day for which the Annuity Unit value is being calculated and
(2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.

DETERMINATION OF PAYMENT AMOUNT

When annuity payments are to commence, the Investment Value is determined as the product of the value of the Accumulation Unit of each Division on that same day, and the number of Accumulation Units credited to each Division as of the date the annuity is to commence.

The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of annuity for each $1,000 of value of a Division under a Certificate. The first monthly payment varies according to the form and type of annuity selected. The Certificate contains annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the fixed annuity and 5% per annum for the variable annuity.

The total first monthly variable annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Division (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.

Fixed annuity payments are determined at annuitization by multiplying the values allocated (less applicable Premium Taxes) by a rate to be determined by HL which is no less than the rate specified in the annuity tables in the Certificate.
The annuity payment will remain level for the duration of the annuity.

The amount of the first monthly variable annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Division no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

The Annuity Unit value used in calculating the amount of the variable annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

                           FEDERAL TAX CONSIDERATIONS

A.  GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER OR CERTIFICATE OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT OR CERTIFICATE DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts or Certificates cannot be made in this prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. The taxation of HL, the Separate Account and the Certificates and the benefits thereunder are generally discussed here. The tax rules applicable to nonqualified deferred compensation and supplemental executive retirement plans and the rights of the participants under such
    plans are not specifically addressed herein.   For detailed information, a
    qualified tax adviser should always be consulted. The discussion here is based on HL's understanding of current federal income tax laws as they are currently interpreted.

B.  TAXATION OF HL AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of HL which is taxed as a life insurance company in accordance with the Internal Revenue Code (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "Value of Accumulation Units" commencing on page 21.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED PLANS

    Section 72 of the Internal Revenue Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Certificate Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Certificate is currently includable in the gross income of a non-natural person unless the non-natural person holds the Certificate as an agent for a natural person. There is an exception from current income inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated Qualified Plan, and certain immediate annuities. A non-natural person which is a tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.


     If the Certificate Owner is not an individual, the primary Annuitant shall be treated as the Certificate Owner for purposes of making distributions which are required to be made upon the death of the Certificate Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Certificate Owner.

  2. OTHER CERTIFICATE OWNERS (NATURAL PERSONS). A Certificate Owner is not taxed on increases in the value of the Certificate until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Certificate) or as annuity payments under the settlement option elected.

     The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Certificates obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

     a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

        i. Total premium payments less prior withdrawals which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

       ii. When the value of the Certificate (ignoring any surrender charges) exceeds the "investment in the contract," any amount surrendered which is less than or equal to the difference between such value of the Certificate and the "investment in the contract" will be included in gross income.

       iii. When such value of the Certificate is less than or equal to the "investment in the contract," any amount surrendered which is less than or equal to the "investment in the contract" shall be treated as a return of "investment in the contract" and will not be included in gross income.

       iv. The receipt of any amount as a loan under the Certificate or the assignment or pledge of any portion of the value of the Certificate shall be treated as an amount surrendered which will be covered by the provisions in subparagraph ii. or iii. above.

       v. In general, the transfer of the Certificate, without full and adequate consideration, will be treated as an amount surrendered which will be covered by the provisions in subparagraph ii. or
              iii. above. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

     b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

       i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

       ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

       iii. Certain distributions, such as surrenders made after the Annuity Commencement Date, are not treated as annuity payments, and shall be included in gross income.

     c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

       Annuity contracts, such as the Certificate, issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Certificate Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. HL believes that for any annuity subject to such aggregation, the values under the Certificates and the investment in the contracts will be added together to determine the taxation of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

     d.   PENALTY -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

       i. If any amount is received or deemed received on the Certificate (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

       ii. The penalty will not apply to the following distributions (exceptions vary based upon the precise plan involved):

          1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

          2. Distributions made on or after the death of the Certificate Owner or where the Certificate Owner is not an individual, the death of the primary Annuitant.

          3.   Distributions attributable to a recipient's becoming disabled.

          4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

          5. Distributions of amounts which are allocable to "investments in the contract" made prior to August 14, 1982.

     e. SPECIAL PROVISIONS AFFECTING CERTIFICATES OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

       If the Certificate was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount surrendered prior to the Annuity Commencement Date which does not exceed the portion of the "investment in the contract" (generally premiums paid into the prior contract, less amounts deemed received) prior to August 14, 1982, shall not be included in gross income. In all other respects, the general provisions apply to distributions from such contracts.

     f.   REQUIRED DISTRIBUTIONS IN THE EVENT OF CERTIFICATE OWNER'S DEATH.

       i. If any Certificate Owner dies before the Annuity Commencement Date, the entire interest in the Certificate must be distributed within five years of the date of death; however, a portion or all of such interest may be payable to a designated Beneficiary over the life of such Beneficiary or for a period not extending beyond the life expectancy of such Beneficiary with payments starting within one year of the date of death.

       ii. If any Certificate Owner or Annuitant dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, any remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of death.

       iii. If a spouse is designated as a Beneficiary at the time of the Certificate Owner's death and there is a surviving Annuitant or Contingent Annuitant, then such spouse will be treated as the Certificate Owner under subparagraph i. and ii. above.

       iv. If the Certificate Owner is not an individual, the primary Annuitant shall be treated as the Certificate Owner under subparagraphs i. and ii. above. If there is a change in the primary Annuitant, such change shall be treated as the death of the Certificate Owner.

  3.   DIVERSIFICATION REQUIREMENTS.

     Section 817 of the Code provides that a Certificate will not be treated as an annuity for any period during which the investments made by the Separate Account or underlying Portfolios are not adequately diversified in accordance with regulations prescribed by the Treasury. If a Certificate is not treated as an annuity, the Certificate Owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, require that no more than 55% of the assets of a mutual fund underlying a Certificate, be invested in any one investment. In determining whether the diversification standards are met, each United States Government Agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension Certificate Owners will be subject to current tax on the increase in cash value in the Certificate.

  D.   FEDERAL INCOME TAX WITHHOLDING

     The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

     1. Non-Periodic Distributions

        The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to HL, HL will automatically withhold 10% of the taxable distribution.

     2. Periodic Distributions (distributions payable over a period greater than one year)

        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

                               GENERAL MATTERS
ASSIGNMENT

Benefits under a Certificate described herein are assignable by the Certificate Owner only if HL agrees. An assignment of a Certificate may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities -- General Provisions Affecting Purchasers Other than Qualified Plans," page 30.)

MODIFICATION

HL reserves the right to modify the Certificate, but only if such modification
(i) is necessary to make the Certificate or the Separate Account comply with any law or regulation issued by a governmental agency to which HL is subject; or
(ii) is necessary to assure continued tax advantages for the Certificate under the Code or other federal or state laws;
or (iii) is necessary to reflect a change in the operation of the Separate Account or the Division(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification, HL will provide notice to the Certificate Owner or to the payee(s) during the annuity period. HL may also make appropriate endorsement in the Certificate to reflect such modification.

MISSTATEMENT OF AGE

If the age of the Annuitant has been misstated, the amount of the annuity payable by HL will be that provided by that portion of the amounts allocated to effect such annuity on the basis of the corrected information without changing the date of the first payment of such annuity. Any underpayments by HL shall be made up immediately and any overpayments shall be charged against future amounts becoming payable.

DELAY OF PAYMENTS

There may be postponement of a surrender payment or Death Benefit whenever
(a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS

HL will notify you of any Portfolio shareholders' meeting if the shares held for your account may be voted at such meetings. HL will also send proxy materials and a form of instruction by means of which you can instruct HL with respect to the voting of the Portfolio shares held for your account.

In connection with the voting of Portfolio shares held by it, HL will arrange for the handling and tallying of voting instructions received from Certificate Owners. HL as such, shall have no right, except as hereinafter provided, to vote any Portfolio shares held by it hereunder which may be registered in its name or the names of its nominees. HL will, however, vote the Portfolio shares held by it in accordance with the instructions received from the Certificate Owners for whose accounts the Portfolio shares are held. If a Certificate Owner desires to attend any meeting at which shares held for the Certificate Owner's benefit may be voted, the Certificate Owner may request HL to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Portfolio shares held for such Certificate Owner's account. In the event that the Certificate Owner gives no instructions or leaves the manner of voting discretionary, HL will vote such shares of the appropriate Portfolio in the same proportion as shares of that Portfolio for which instructions have been received. During the annuity period under a Certificate the number of votes will decrease as the assets held to fund annuity benefits decrease.

EXPERIENCE CREDIT

The Certificates issued under a corporate-sponsored plan may be eligible for experience credits due to administrative savings. The amount of any experience credit maybe paid in cash or applied to and used to increase Investment Value.

DISTRIBUTION OF THE CERTIFICATES

The securities will be sold by insurance and variable annuity agents of HL who are either registered representatives of Hartford Equity Sales Company, Inc., a wholly-owned broker-dealer subsidiary of HL, or of independent broker-dealers. These broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and are members of the National Association of Securities Dealers, Inc.

Commissions will be paid by HL and will not be more than  4.6% of Premium
Payments.

From time to time, HL may pay or permit other promotional incentives, in cash or credit or other compensation.

CUSTODIAN OF SEPARATE ACCOUNT ASSETS

The assets of the Separate Account are held by HL under a safekeeping arrangement.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HL is engaged in various matters of routine litigation which in its judgment are not of material importance in relation to its total assets.

EXPERTS

The financial statements and schedules included in this statement of additional information and elsewhere in the registration statement have been audited by Arthur Anderson LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. Reference is made to said report of Hartford Life Insurance Company (the depositor), which includes an explanatory paragraph with respect to the adoption of new accounting standards changing the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benfits.

ADDITIONAL INFORMATION

   Inquiries will be answered by calling your representative or by writing:

             ICMG
             Attn:  Group Annuity Operations
             100 Campus Drive, Suite 250
             Florham Park, NJ 07932.
             Telephone:  800-861-1408

                                TABLE OF CONTENTS
                                        TO
                       STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                PAGE NO.

INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY. . . . . . . . . . . . . . . . 4

SAFEKEEPING OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

INDEPENDENT PUBLIC ACCOUNTANTS  . . . . . . . . . . . . . . . . . . . . . . . 4

DISTRIBUTION OF CERTIFICATES. . . . . . . . . . . . . . . . . . . . . . . . . 4

ANNUITY/PAYOUT PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

   Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

   The Annuity Unit and Valuation . . . . . . . . . . . . . . . . . . . . . . 5

   Determination of Payment Amount. . . . . . . . . . . . . . . . . . . . . . 6

CALCULATION OF YIELD AND RETURN . . . . . . . . . . . . . . . . . . . . . . . 7

PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . .  . . . . . . . . . . .  11

                     - - - - - - - - - - - - - - - - - -


To Obtain a Statement of Additional Information, please complete the form below and mail to:

           ICMG
           Attn:  Group Annuity Operations
           100 Campus Drive, Suite 250
           Florham Park, NJ 07932

Please send a Statement of Additional Information for ICMG Secular Trust Separate Account to me at the following address:


----------------------------------------------------
Name

----------------------------------------------------
Street

----------------------------------------------------
City/State                            Zip Code


                    - - - - - - - - - - - - - - - - - -

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        Hartford Life Insurance Company -

                      ICMG SECULAR TRUST SEPARATE ACCOUNT



                            SUBJECT  TO COMPLETION

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS. THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

To obtain a Prospectus, send a written request to ICMG, Attn: Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

Date of Prospectus:  May 3, 1995

Date of Statement of Additional Information:  May 3, 1995

                             TABLE OF CONTENTS


SECTION                                                              PAGE NO.
-------                                                              --------
INTRODUCTION ..........................................................   3

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.........................   4

SAFEKEEPING OF ASSETS .................................................   4

INDEPENDENT PUBLIC ACCOUNTANTS ........................................   4

DISTRIBUTION OF CERTIFICATES ..........................................   4

ANNUITY/PAYOUT PERIOD .................................................   5

       Annuity Payments ...............................................   5

       The Annuity Unit and Valuation .................................   5

       Determination of Payment Amount ................................   6

CALCULATION OF YIELD AND RETURN .......................................   7

PERFORMANCE COMPARISONS ...............................................   8

FINANCIAL STATEMENTS ..................................................  11

                                INTRODUCTION

The Group Flexible Premium Deferred Variable Annuity Individually Allocated Certificates ("Certificates") described in the prospectus are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans.

The Premium Payments under a Certificate, less any applicable Premium Taxes and federal taxes imposed under Section 848 of the Code, will be applied to the Separate Account. Accordingly, the net Premium Payment under the Certificate will be applied to purchase interests in one or more of the following twelve Divisions: HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc., sponsored by HL; the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust; the Equity-Income Portfolio and High Income Portfolio of Fidelity Variable Insurance Products Fund; the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II; the Quality Bond Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; the Emerging Markets Series of GCG Trust; and the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of the Alger American Fund.

Shares of the Portfolios are purchased by the Separate Account without the imposition of any additional sales charge. The value of a Certificate depends on the value of the shares of the Portfolio held by the Separate Account pursuant to that Certificate. As a result, the Certificate Owner bears the investment risk since market value of the shares may increase or decrease.

The Certificates provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Certificate Owner dies before the Annuity Commencement Date, the Beneficiary will receive the Certificate Value determined on the date of receipt of due proof of death by HL in its Home Office. However, if, upon death prior to the Annuity Commencement Date, the Annuitant or Certificate Owner, as applicable, had not attained his 85th birthday, the Beneficiary will receive the greater of (a) the Investment Value as determined on the date of receipt of due proof of death acceptable to HL and received in its Customer Service Center, or (b) 100% of the all Premium Payments made by the Certificate Owner under the Certificate, reduced by the amount of any partial withdrawals since the Certificate Date. If the Annuitant or Certificate Owner had attained age 85 prior to death, the Death Benefit will be equal to the Investment Value.

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
Hartford Life Insurance Company ("HL") was originally incorporated under the laws of Massachusetts on June 5, 1902. It was subsequently redomiciled to Connecticut. It is a stock life insurance company engaged in the business of writing health and life insurance, both ordinary and group, in all states of the United States and the District of Columbia. The offices of HL are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. HL is ultimately 100% owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation.


HL has an A+ (Superior) rating from A.M. Best and Company, Inc. HL has an AA+ rating from Standard and Poor's and Duff and Phelps' highest rating of AAA based on its claims-paying ability.


These ratings do not apply to the performance of the Separate Account. However, the Certificate obligations under this Variable Annuity are the general corporate obligations of HL. These ratings do apply to HL's ability to meet its insurance obligations under the Certificate.

                           SAFEKEEPING OF ASSETS

The assets of the Separate Account are held by HL under a safekeeping arrangement.

                       INDEPENDENT PUBLIC ACCOUNTANTS


The financial statements and schedules included in this statement of additional information and elsewhere in the registration statement have been audited by Arthur Anderson LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. Reference is made to said report of Hartford Life Insurance Company (the depositor), which includes an explanatory paragraph with respect to the adoption of new accounting standards changing the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benfits.


                        DISTRIBUTION OF CERTIFICATES

Hartford Equity Sales, Inc. ("HESCO") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HESCO is a wholly-owned subsidiary of HL.

The securities will be sold by insurance and Variable Annuity agents of HL who are registered representatives of HESCO or independent Broker-Dealers. These Broker-Dealers are registered with the Commission under the Securities Exchange Act of 1934 as Broker-Dealers and are members of the National Association of Securities Dealers, Inc.

The offering of the Separate Account Certificates is continuous.

                           ANNUITY/PAYOUT PERIOD

ANNUITY PAYMENTS

Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the Certificate and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments are based on the Annuity tables contained in the Certificate, and will remain level for the duration of the Annuity.

The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Mortality and Expense Risk Charge,"
page    of the prospectus).

For a Variable Annuity, the Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the Variable Annuity payments will vary with the investment experience of the Portfolio shares selected.

THE ANNUITY UNIT AND VALUATION

The value of the Annuity Unit for each Division in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Experience Factor (see "Valuation of Accumulation Units,"
commencing on page      ) for the day for which the Annuity Unit value is
being calculated, and (2) a factor to neutralize the assumed investment rate discussed below.

                 ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1. Net Investment Factor for period ............  1.011225

2. Adjustment for 4% Assumed Investment Rate ...   .999892

3. 2x1 .........................................  1.011116

4. Annuity Unit value, beginning of period .....   .995995

5. Annuity Unit value, end of period (3x4) .....  1.007066


DETERMINATION OF PAYMENT AMOUNT

When Annuity payments are to commence, the value of the Certificate is determined as the product of the value of the Accumulation Unit of each Division on that same day, and the number of Accumulation Units credited to each Division as of the date the Annuity is to commence.

The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Division under a Certificate. The first monthly payment varies according to the form and type of Annuity selected. The Certificate contains Annuity tables derived from the 1983(a) Individual Annuity Mortality Table with ages set back one year with an assumed investment rate ("A.I.R.") of 3.00% per annum for the Fixed Annuity and 5.00% per annum for the Variable Annuity.

The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Division (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.

Fixed Annuity payments are determined at annuitization by multiplying the values allocated (less applicable Premium Taxes) by a rate to be determined by HL which is no less than the rate specified in the Annuity tables in the Certificate. The Annuity payment will remain level for the duration of the Annuity.

The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Division no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Payment Period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.


The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

                      CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND, INC. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the HVA Money Market Fund, Inc. for a seven-day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Certificate charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

      Effective Yield = [(Base Period Return + 1) 365/7] - 1

The HVA Money Market Fund, Inc.'s yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Divison.

The Hartford Bond Fund, Inc. and Limited Maturity Bond Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the first day of the period. This figure reflects the recurring charges at the Separate Account level.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Division over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years, and ten years or some other relevant periods if a Division has not been in existence for at least ten years.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                          PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Divisions against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Division to which it is compared and is not adjusted for commissions and other costs.
Portfolio holdings of the Division will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes.
The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees.

The manner in which total return and yield will be calculated for public use is described above.

                          PART I. FINANCIAL INFORMATION

Item 1.

                              FINANCIAL STATEMENTS

The following unaudited financial statements, reflect, in the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, the results of operations and the cash flows for the periods presented. Interim results are not indicative of the results which may be expected for any other interim period or the full year. For a description of accounting policies, see Notes to Consolidated Financial Statements in the 1994 Form 10-K.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                  (In Millions)


                                                           Quarter Ended          Six Months Ended
                                                             June 30,                 June 30,
                                                             --------                 --------
                                                          1995      1994           1995      1994
                                                          ----      ----           ----      ----
                                                            (unaudited)              (unaudited)
REVENUES:

Premiums and other considerations                      $   270   $   202        $   720   $   507
Net investment income                                      336       288            675       559
Net realized (losses) gains on investments                  (7)        3             (6)        6
                                                        ------    ------         ------    ------
                                                           599       493          1,389     1,072
                                                        ------    ------         ------    ------


BENEFITS, CLAIMS AND EXPENSES:

Benefits, claims and claim adjustment expenses             350       323            716       598
Amortization of deferred policy acquisition costs           50        35             92        77
Dividends to policyholders                                  69        46            297       185
Other insurance expenses                                    85        38            193       105
                                                        ------    ------         ------    ------
                                                           554       442          1,298       965
                                                        ------    ------         ------    ------


INCOME BEFORE INCOME TAX                                    45        51             91       107
Income tax expense                                          15        19             30        37
                                                        ------    ------         ------    ------

NET INCOME                                             $    30   $    32        $    61   $    70
                                                        ------    ------         ------    ------
                                                        ------    ------         ------    ------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                  (In Millions)


                                                              June 30,     December 31,
                                                                1995           1994
                                                              --------       --------
                                                            (unaudited)

                      ASSETS:

Investments:

Fixed maturities, available for sale, at fair value          $  14,331      $  13,429
Equity securities, at fair value                                    91             68
Mortgage loans, at outstanding principal balance                   296            316
Policy loans, at outstanding balance                             3,681          2,614
Other investments                                                  104            107
                                                                ------         ------
                                                                18,503         16,534


Cash                                                                83             20
Premiums and amounts receivable                                     73            160
Reinsurance recoverable                                          5,948          5,466
Accrued investment income                                          371            378
Deferred policy acquisition costs                                1,990          1,809
Deferred income tax                                                454            590
Other assets                                                       141             83
Separate account assets                                         28,881         22,809
                                                                ------         ------
                                                             $  56,444      $  47,849
                                                                ------         ------
                                                                ------         ------


       LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits                                       $   2,245       $  1,890
Other policyholder funds                                        22,578         21,328
Other liabilities                                                1,215          1,000
Separate account liabilities                                    28,881         22,809
                                                                ------         ------
                                                                54,919         47,027
                                                                ------         ------


Common stock - authorized 1,000 shares, $5,690 par value,
  issued and outstanding 1,000 shares                                6              6
Capital surplus                                                  1,009            826
Unrealized loss on securities, net of tax                         (195)          (654)
Retained earnings                                                  705            644
                                                                ------         ------
                                                                 1,525            822
                                                                ------         ------
                                                             $  56,444      $  47,849
                                                                ------         ------
                                                                ------         ------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (In Millions)


                                                                                Six Months
                                                                              Ended June 30,
                                                                              --------------
                                                                            1995          1994
                                                                            ----          ----
                                                                                (unaudited)
OPERATING ACTIVITIES:
NET INCOME                                                               $    61       $    70
Adjustments to net income:
Net realized investment gains (losses) before tax                              4            (3)
Net policyholder investment losses (gains) before tax                          2             0
Net deferred policy acquisition costs                                       (181)         (186)
Net amortization of premium on fixed maturities                                7            27
Deferred income tax benefits                                                (120)          (54)
Decrease in premiums and amounts receivable                                    3            27
(Increase) decrease in other assets                                          (33)            2
(Increase) decrease in reinsurance recoverable                               (60)           10
Increase in liability for future policy benefits                             354           139
Increase in other liabilities                                                 57            25
Decrease (increase) in accrued investment income                               7           (70)
                                                                          ------        ------
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES                             101           (13)
                                                                          ------        ------

INVESTING ACTIVITIES:
Purchases of fixed maturity investments                                   (2,150)       (6,691)
Proceeds from sales of fixed maturity investments                          2,835         4,127
Maturities and principal paydowns of long-term investments                   574         1,336
Net purchases of other investments                                        (1,240)         (704)
Net (purchases) sales of short-term investments                             (894)          653
                                                                          ------        ------
CASH USED FOR INVESTING ACTIVITIES                                          (875)       (1,279)
                                                                          ------        ------

FINANCING ACTIVITIES:
Net receipts from investment and UL-type contracts credited to
  policyholder account balances                                              837         1,227
Capital contributions                                                          0           100
                                                                          ------        ------
CASH PROVIDED BY FINANCING ACTIVITIES                                        837         1,327
                                                                          ------        ------

NET INCREASE IN CASH                                                          63            35
Cash at beginning of period                                                   20             1
                                                                          ------        ------
CASH AT END OF PERIOD                                                    $    83       $    36
                                                                          ------        ------
                                                                          ------        ------

                   Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                              RESULTS OF OPERATIONS
                                  (In Millions)

                      QUARTER ENDED JUNE 30, 1995 AND 1994



                                              ILAD                AMS              SPECIALTY            TOTAL
                                              ----                ---              ----------           ------
                                         1995      1994      1995      1994      1995      1994      1995      1994
                                         ----      ----      ----      ----      ----      ----      ----      ----
REVENUES                                 $218      $167      $182      $194      $199      $132      $599      $493
BENEFITS, CLAIMS, EXPENSES AND TAXES      186       145       190       188       193       128       569       461
                                        -----     -----     -----     -----     -----    ------    ------    ------

NET INCOME (LOSS)                         $32       $22       $(8)       $6        $6        $4       $30       $32
                                        -----     -----     -----     -----     -----    ------    ------    ------
                                        -----     -----     -----     -----     -----    ------    ------    ------

INDIVIDUAL LIFE AND ANNUITY DIVISION (ILAD)

The premiums, investment income, management and maintenance fees and cost of insurance associated with this growing asset base continue to be the source of ILAD's increased revenues. New deposits of fixed and variable annuities in the three months ended June 30, 1995 were approximately $1 billion, a decrease from prior year sales of $1.6 billion, but are not reported as revenues. New business sales have slowed, however the past two years have seen unprecedented growth for this line of business and the current trend is more indicative of stable continual growth. Net income continues to grow due to the nature of these products in that revenues and earnings are earned primarily on the existing asset base.

ASSET MANAGEMENT SERVICES (AMS)

Second quarter results remain consistent with first quarter experience but are down from the prior year quarter. The guaranteed rate contract (GRC) line was particularly impacted by investment prepayment activity. Additionally, since interest credited to contractholders is fixed, this expense remains constant even as investment income declines.

SPECIALTY

The growth of the Specialty line is based primarily on increased sales of corporate owned life insurance. New deposit premiums (not reported as revenues) during the second quarter were $500 million compared to $400 million in 1994. Revenues increased due to the continued growth in this line of business resulting in increases in cost of insurance and maintenance fees and interest earned on policy loans. In part, this reflects the 1994 recapture of reinsurance previously ceded to a third party. The corresponding increase in benefits, claims and expenses is primarily due to increases in dividends to policyholders, as a significant portion of this block is written on a participating basis.

                     SIX MONTHS ENDED JUNE 30, 1995 AND 1994



                                              ILAD                AMS              SPECIALTY            TOTAL
                                              ----                ---              ----------            -----
                                         1995      1994      1995      1994      1995      1994      1995      1994
                                         ----      ----      ----      ----      ----      ----      ----      ----
REVENUES                                 $408      $322      $388      $394      $593      $356    $1,389    $1,072
BENEFITS, CLAIMS, EXPENSES AND TAXES      341       277       405       377       582       348     1,328     1,002
                                        -----     -----     -----     -----     -----    ------    ------    ------
NET INCOME (LOSS)                         $67       $45      $(17)      $17       $11        $8       $61       $70
                                        -----     -----     -----     -----     -----    ------    ------    ------
                                        -----     -----     -----     -----     -----    ------    ------    ------

                   Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                              RESULTS OF OPERATIONS
                                  (In Millions)



INDIVIDUAL LIFE AND ANNUITY DIVISION (ILAD)

Growth in fixed and variable annuity sales, as well as several assumption reinsurance transactions in the last several years have increased the assets under management in this segment to over $26 billion through June 1995. The premiums, investment income, management and maintenance fees and cost of insurance associated with this growing asset base continue to be the source of ILAD's increased revenues. New deposits of fixed and variable annuities in the first six months of 1995 were approximately $3 billion, but are not reported as revenues, a slight decrease from prior year sales of $3.2 billion.

ASSET MANAGEMENT SERVICES (AMS)

This segment, consistent with the industry, has experienced a decline in net investment income due to interest rate drops. The guaranteed rate contract
(GRC) line was particularly impacted by investment prepayment activity in excess of expectations. Additionally, since interest credited to contractholders is fixed, this expense remains constant even as investment income declines. Although income for this line will continue to be impacted from these prepayments, hedging strategies are in place that limit volatility against future interest rate movements.

SPECIALTY

The growth of the Specialty line is based primarily on increased sales of corporate owned life insurance. New deposit premiums (not reported as revenues) during the first six months were $1.8 billion compared to $900 million in 1994. Revenues increased due to the continued growth in this line of business resulting in increases in cost of insurance and maintenance fees and interest earned on policy loans. In part, this reflects the 1994 recapture of reinsurance previously ceded to a third party, as well as revenues on a block of business assumed from a third party in December of 1994. The corresponding increase in benefits, claims and expenses is primarily due to increases in dividends to policyholders, as a significant portion of this block is written on a participating basis.

NOTES TO THE FINANCIAL STATEMENTS:

On June 30, 1995, The Company received a non-cash capital contribution of $183 million.

                           PART II.  OTHER INFORMATION



ITEM 6.        EXHIBITS AND REPORTS ON FORM 8-K


   (a) See Exhibit Index

   (b) None.

                                    SIGNATURE



     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.





                                   Hartford Life Insurance Company
                                             (Registrant)


                                      by     /s/ Stephen P. Minihan
                                        ----------------------------------------
August 11, 1995                              Stephen P. Minihan

                                        Assistant Vice President & Controller
                                             (Chief Accounting Officer)

                                  EXHIBIT INDEX



Exhibit
Number                   Description                                    Location
-------                  -----------                                    --------

 (2)           Plan of acquisition, reorganization, arrangement,
               liquidation or succession                                  None

 (4)           Instruments defining the rights of security holders,
               including indentures                                       None

(11)           Statement re computation of per share earnings             None

(15)           Letter re unaudited interim financial information          None

(18)           Letter re change in accounting principles                  None

(19)           Previously unfiled documents                               None

(20)           Report furnished to security holders                       None

(23)           Published report regarding matters submitted to
               vote of security holders                                   None

(24)           Consents of experts and counsel                            None

(25)           Power of attorney                                          None

(28)           Additional exhibits                                        None

                              ARTHUR ANDERSEN LLP
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To Hartford Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial
statements are free of material misstatement.   An audit includes examining,
on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1994 in conformity with generally accepted accounting principles.

As discussed in the accompanying notes to the consolidated financial statements, the Company adopted new accounting standards promulgated by the Financial Accounting Standards Board, changing its methods of accounting as of January 1, 1994, for debt and equity securities and, effective January 1, 1992, for postretirement benefits other than pensions and postemployment benefits.


                                        ARTHUR ANDERSEN LLP


Hartford, Connecticut
January 30, 1995 (except with respect to the matter discussed in Note 10, as to which the date is October 6, 1995)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                  (IN MILLIONS)


                                                 FOR THE YEARS ENDED DECEMBER 31,

                                                      1994      1993      1992
REVENUES:
Premiums and other considerations                   $1,100    $  747   $  259
Net investment income                                1,292     1,051      907
Net realized gains on investments                        7        16        5
                                                    ------    ------    ------
                                                     2,399     1,814    1,171

BENEFITS, CLAIMS AND EXPENSES:
Benefits, claims and claim
   adjustment expenses                               1,405     1,046      797
Amortization of deferred policy
    acquisition costs                                  145       113       55
Dividends to policyholders                             419       227       47
Other insurance expenses                               227       210      138
                                                    ------    ------    ------
                                                     2,196     1,596    1,037

INCOME BEFORE INCOME TAX AND
    CUMULATIVE EFFECT OF CHANGES IN
    ACCOUNTING PRINCIPLES                              203       218      134
Income tax expense                                      65        75       45
                                                    ------    ------    ------

INCOME BEFORE CUMULATIVE EFFECT OF
    CHANGES IN ACCOUNTING PRINCIPLES                   138       143       89

Cumulative effect of changes in
    accounting principles net of tax benefit of $7       -         -      (13)
                                                    ------    ------    ------

NET INCOME                                          $  138    $  143    $  76
                                                    ------    ------    ------
                                                    ------    ------    ------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                  (IN MILLIONS)

                                                           AS OF  DECEMBER 31,
                                                         1994           1993
                                                       --------       --------
            ASSETS

Investments:
Fixed maturities, available for sale, at fair
value in 1994 and at amortized cost in 1993
(amortized cost, $14,464  in 1994; fair
value, $12,845 in 1993)                                 $13,429        $12,597
Equity securities, at fair value                             68             90
Mortgage loans, at outstanding principal balance            316            228
Policy loans, at outstanding balance                      2,614          1,397
Other investments                                           107             40
                                                        -------        -------
                                                         16,534         14,352

Cash                                                         20              1
Premiums and amounts receivable                             160            327
Reinsurance recoverable                                   5,466          5,532
Accrued investment income                                   378            241
Deferred policy acquisition costs                         1,809          1,334
Deferred income tax                                         590            114
Other assets                                                 83            101
Separate account assets                                  22,809         16,284
                                                        -------        -------
                                                        $47,849        $38,286
                                                        -------        -------
                                                        -------        -------

      LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits                                   $1,890         $1,659
Other policyholder funds                                 21,328         18,234
Other liabilities                                         1,000            916
Separate account liabilities                             22,809         16,284
                                                        -------        -------
                                                         47,027         37,093

Common stock - authorized 1,000 shares, $5,690
par value, issued and outstanding 1,000 shares                6              6
Capital surplus                                             826            676
Unrealized losses on securities, net of tax                (654)            (5)
Retained earnings                                           644            516
                                                        -------        -------
                                                            822          1,193
                                                        -------        -------
                                                        $47,849        $38,286
                                                        -------        -------
                                                        -------        -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                  (IN MILLIONS)


                                                                                         UNREALIZED
                                                                                       GAINS(LOSSES)                     TOTAL
                                                                COMMON        CAPITAL        ON            RETAINED  STOCKHOLDER'S
                                                                STOCK         SURPLUS    SECURITIES        EARNINGS      EQUITY
                                                                -----         -------    ----------        --------      ------
BALANCE, DECEMBER 31, 1991                                       $   6        $  439         $    1         $  297         $  743
Net Income                                                                                                      76             76
Capital Contribution                                                 -            25              -              -             25
Excess of assets over liabilities on
 reinsurance assumed from affiliate                                  -            34              -              -             34
Change in unrealized losses on equity
  securities, net of tax                                             -             -             (1)             -             (1)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1992                                           6           498              0            373            877
                                                                ------        -------        -------        -------        -------
Net Income                                                           -             -              -            143            143
Capital Contribution                                                 -           180              -              -            180
Excess of assets over liabilities on
 reinsurance assumed from affiliate                                  -            (2)             -              -             (2)
Change in unrealized losses on equity
  securities, net of tax                                             -             -             (5)             -             (5)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1993                                           6           676             (5)           516          1,193
                                                                ------        -------        -------        -------        -------
Net Income                                                           -             -              -            138            138
Capital Contribution                                                 -           150              -              -            150
Dividends Paid                                                       -             -              -            (10)           (10)
Change in unrealized losses on securities,
   net of tax *                                                      -             -           (649)             -           (649)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1994                                       $   6        $  826         $ (654)        $  644         $  822
                                                                ------        -------        -------        -------        -------
                                                                ------        -------        -------        -------        -------

* The 1994 change in unrealized losses on securities, net of tax, includes a gain of $91 due to adoption of SFAS #115 as discussed in note 1b to the consolidated financial statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASHFLOW
                                  (IN MILLIONS)


                                              FOR THE YEARS ENDED DECEMBER 31,
                                                  1994       1993       1992
                                                  ----       ----       ----
OPERATING ACTIVITIES:
NET INCOME                                      $   138    $   143    $    76
Cumulative effect of accounting changes               -          -         13
Adjustments to net income:
Net realized investment gains before tax             (7)       (16)        (5)
Net policyholder investment losses
  (gains) before tax                                  5        (15)       (15)
Net deferred policy acquisition costs              (441)      (292)      (278)
Net amortization of premium (discount) on
  fixed maturities                                   41          2        (16)
Deferred income tax benefits                       (128)      (121)       (14)
(Increase) decrease  in premiums and
  amounts receivable                                 10        (28)       (14)
Increase in accrued investment income              (106)        (4)      (116)
Decrease(increase) in other assets                  101        (36)        88
Decrease(increase)  in reinsurance
  recoverable                                        75       (121)         0
Increase in liability for future policy
  benefits                                          224        360        527
Increase in other liabilities                       191        176         92
                                                --------  ---------   --------
CASH PROVIDED BY OPERATING ACTIVITIES               103         48        338
                                                --------  ---------   --------
INVESTING ACTIVITIES:
Purchases of fixed maturity investments          (9,127)   (12,406)    (8,948)
Proceeds from sales of fixed maturity
  investments                                     5,708      8,813      5,728
Maturities and principal paydowns of
  long-term investments                           1,931      2,596      1,207
Net purchases of other investments               (1,338)      (206)      (106)
Net sales (purchases) of short-term
  investments                                       135       (564)       221
                                                --------  ---------   --------
CASH USED FOR INVESTING ACTIVITIES               (2,691)    (1,767)    (1,898)
                                                --------  ---------   --------
FINANCING ACTIVITIES:
Net receipts from investment and UL-type
contracts credited to policyholder account
balances                                          2,467      1,513      1,512
Capital contribution                                150        180         25
Excess of assets over liabilities on
  reinsurance assumed from affiliate                 -           -         34
Dividends paid                                      (10)         -          -
                                                --------  ---------   --------
CASH PROVIDED BY FINANCING
  ACTIVITIES                                      2,607      1,693      1,571
                                                --------  ---------   --------
NET INCREASE(DECREASE) IN CASH                       19        (26)        11
Cash at beginning of period                           1         27         16
                                                --------  ---------   --------
CASH AT END OF PERIOD                           $    20    $     1    $    27
                                                --------  ---------   --------
                                                --------  ---------   --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                          (DOLLAR AMOUNTS IN MILLIONS)

1.   SIGNIFICANT ACCOUNTING POLICIES

     (A)  BASIS OF PRESENTATION:

          These consolidated financial statements include Hartford Life Insurance Company (the Company or HLIC) and its wholly-owned subsidiaries, ITT Hartford Life and Annuity Company (ILA) and ITT Hartford International Life Reassurance Corporation (HLR), formerly American Skandia Life Reinsurance Corporation. HLIC is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA).
          The Company is ultimately owned by Hartford Fire Insurance Company (Hartford Fire), which is ultimately owned by ITT Hartford Group, Inc., a subsidiary of ITT Corporation (ITT).

          The consolidated financial statements are prepared in conformity with generally accepted accounting principles which differ in certain material respects from the accounting practices prescribed or permitted by various insurance regulatory authorities.

          Certain reclassifications have been made to prior year financial statements to conform to current year classifications.

     (B)  CHANGES IN ACCOUNTING PRINCIPLES:

          Effective January 1, 1992, the Company adopted Statement of Financial Accounting Standards (SFAS)No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions" and SFAS No. 112, Employers' Accounting for Postemployment Benefits", using the immediate recognition method. Accordingly, a cumulative adjustment (through December 31, 1991) of $7 after-tax has been recognized at January 1, 1992.

          Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the adjustment impacts Stockholder's Equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been recorded at fair value with the corresponding impact included in Stockholder's Equity. Under SFAS No. 115, the Company's fixed maturities are classified as "available for sale" and accordingly, these investments are reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Unrealized Loss on Securities, Net of Tax."
          As with the underlying investment security, unrealized gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91.

          The Company's cash flows were not impacted by these changes in accounting principles.

     (C)  REVENUE RECOGNITION:

          Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders. Deferred acquisition costs are amortized using the retrospective deposit method for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit and the prospective deposit method is used where investment margins are the primary source of profit.

     (D)  FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS:

          Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal, mortality and morbidity assumptions which vary by plan, year of issue and policy durations and include a provision for adverse deviation. Liabilities for universal life insurance and investment products represent policy account balances before applicable surrender charges.

     (E)  POLICYHOLDER REALIZED GAINS AND LOSSES:

          Realized gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

     (F)  DEFERRED POLICY ACQUISITION COSTS:

          Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring traditional life insurance products, are deferred and amortized over the lesser of the estimated or actual contract life. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins.

     (G)  INVESTMENTS:

          Investments in fixed maturities are classified as available for sale and accordingly reflected at fair value with the corresponding impact of unrealized gains and losses, net of tax, included as a component of
          stockholder's equity.   Securities and derivative instruments,
          including swaps, caps, floors, futures, forward commitments and collars, are based on dealer quotes or quoted market prices for the same or similar securities. While the Company has the ability and intent to hold all fixed income securities until maturity, due to contract obligations, interest rates and tax laws, portfolio activity occurs. These trades are motivated by the need to optimally position investment portfolios in reaction to movements in capital markets or distribution of policyholder liabilities. When an other than temporary reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Real estate is carried at cost less accumulated depreciation. Equity securities, which include common stocks, are carried at market value with the after-tax difference from cost reflected in stockholder's equity. Realized investment gains and losses, after deducting life and pension policyholders share are reported as a component of revenue and are determined on a specific identification basis.

     (H)  DERIVATIVE FINANCIAL INSTRUMENTS

          The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including swaps, caps, collars and exchange traded financial futures, are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Gains or losses on futures purchased in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as a basis adjustment to the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the basis of the hedged asset when the contract is closed. The basis adjustments are amortized into investment income over the remaining asset life.

          Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the income statement as a component of investment income.

          The Company's accounting for interest rate swaps and purchased or written caps, floors, and options used to manage risk is in accordance with the concepts established in SFAS 80, "Accounting for Futures Contracts", the American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options" and various EITF pronouncements, except for written options which are written in all cases in conjunction with other assets and derivatives as part of an overall risk management strategy. Such synthetic instruments are accounted for as hedges. Derivatives, used as part of a risk management strategy, must be designated at inception and have consistency of terms between the synthetic instrument and the financial instrument being replicated. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Interest rate swaps and purchased or written caps, floors and options which fail to meet management criteria are accounted for at fair market value with the impact reflected in net income.

          Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net payments are recognized as an adjustment to income. Should the swap be terminated, the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. The basis of the underlying asset or liability is adjusted to reflect changing market conditions such as prepayment experience. Should the asset be sold or liability terminated, the gains or losses on the terminated position are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components. That is, the settlement component is recognized in the Statement of Income while the change in market is recognized as an unrealized gain or loss.

          Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements used for risk management, as well as the net payments, are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life.

          Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

     (I)  RELATED PARTY TRANSACTIONS:

          Transactions of the Company with its parent and affiliates relate principally to tax settlements, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims.

          Substantially all general insurance expenses related to the Company, including rent expenses, are initially paid by Hartford Fire. Direct expenses are allocated to the Company using specific identification and indirect expenses are allocated using other applicable methods.

          The rent paid to Hartford Fire for the space occupied by the Company
          was $3   in 1994, 1993, and 1992 respectively.  The Company expects to pay rent of $3 in 1995, 1996, 1997,1998, and 1999 respectively and $60 thereafter, over the contract life of the lease.

          See also Note (4) for the related party coinsurance agreements.

2.   INVESTMENTS

     (A)  COMPONENTS OF NET INVESTMENT INCOME:



                                                  1994        1993       1992
                                                  ----        ----       ----
Interest income                                  $1,247      $1,007       $894
Income from other investments                        54          53         15
                                                 ------      ------     ------
GROSS INVESTMENT INCOME                           1,301       1,060        909
Less: investment expenses                             9           9          2
                                                 ------      ------     ------
NET INVESTMENT INCOME                            $1,292      $1,051       $907
                                                 ------      ------     ------
                                                 ------      ------     ------

     (B)  UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES:

                                                  1994        1993       1992
                                                  ----        ----       ----
Gross unrealized gains                            $  2        $  3        $ 2
Gross unrealized losses                            (11)        (11)        (2)
Deferred income tax expense (benefit)               (3)         (3)         0
                                                 ------      ------     ------
NET UNREALIZED LOSSES AFTER TAX                     (6)         (5)         0
Balance at beginning of year                        (5)          0          1
                                                 ------      ------     ------
CHANGE IN NET UNREALIZED LOSSES ON
  EQUITY SECURITIES                               $ (1)       $ (5)       $(1)
                                                 ------      ------     ------
                                                 ------      ------     ------

     (C)  UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES:

                                                  1994        1993       1992
                                                  ----        ----       ----
Gross unrealized gains                         $   150       $ 538      $ 521
Gross unrealized losses                         (1,185)       (290)      (302)
                                               --------      ------     ------
NET UNREALIZED (LOSSES) GAINS                   (1,035)        248        219
Unrealized losses credited to policyholders         37           0          0
Deferred income tax expense (benefit)             (350)         87         75
                                               --------      ------     ------
NET UNREALIZED  (LOSSES) GAINS AFTER TAX          (648)        161        144
Balance at beginning of year                       161         144        297
                                               --------      ------     ------
CHANGE IN NET UNREALIZED (LOSSES)GAINS ON
  FIXED MATURITIES                             $  (809)      $  17      $(153)
                                               --------      ------     ------
                                               --------      ------     ------

     (D)  COMPONENTS OF NET REALIZED GAINS:

                                                  1994        1993       1992
                                                  ----        ----       ----
Fixed maturities                                  $(34)       $(12)       $20
Equity securities                                  (11)          0          3
Real estate and other                               47          43         (3)
Less: (decrease)increase in liability
  to policyholders for realized gains               (5)         15         15
                                                 ------      ------     ------
NET REALIZED GAINS                                $  7        $ 16        $ 5
                                                 ------      ------     ------
                                                 ------      ------     ------

                                      F-10

     (E)  DERIVATIVE INVESTMENTS:

          A summary of investments, segregated by major category along with the types of derivatives and their respective notional amounts, are as follows as of December 31, 1994 :


                            SUMMARY OF INVESTMENTS
                            AS OF DECEMBER 31, 1994
                               (CARRYING AMOUNTS)

                                                                         ISSUED CAPS,    PURCHASED
                                         TOTAL CARRYING        NON-        FLOORS &     CAPS, FLOORS        FUTURES          SWAPS
                                              VALUE         DERIVATIVE    OPTIONS (B)  & OPTIONS (C)          (D)             (F)
                                         --------------     ----------   ------------  -------------       --------         ------
Asset Backed Securities                         $5,670          $5,690          $(31)            $24             $0          $(13)
Inverse Floaters (A)                               474             482            (9)              4              0            (3)
Anticipatory (E)                                   (30)              0             0               2              0           (32)
                                               --------        -------         ------         ------         ------         ------
TOTAL ASSET BACKED SECURITIES                    6,114           6,172           (40)             30              0           (48)

Other Bonds and Notes                            6,533           6,606             0               0              0           (73)

Short-Term Investments                             782             782             0               0              0             0
                                               --------        -------         ------         ------         ------         ------
TOTAL FIXED MATURITIES                          13,429          13,560           (40)             30              0          (121)

Other Investments                                3,105           3,105             0               0              0             0
                                               --------        -------         ------         ------         ------         ------

TOTAL INVESTMENTS                              $16,534         $16,665          $(40)            $30             $0         $(121)
                                               --------        -------         ------         ------         ------         ------
                                               --------        -------         ------         ------         ------         ------

                     SUMMARY OF  INVESTMENTS IN DERIVATIVES
                            AS OF DECEMBER 31, 1994
                               (NOTIONAL AMOUNTS)

                                                          ISSUED CAPS,    PURCHASED
                                         TOTAL NOTIONAL     FLOORS, &   CAPS, FLOORS,        FUTURES          SWAPS
                                            AMOUNT         OPTIONS (B)  & OPTIONS (C)          (D)             (F)
                                         --------------   ------------  -------------       --------         ------
Asset Backed Securities                          $4,244         $1,311         $2,546            $75           $312
Inverse Floaters (A)                              1,129            277             63              3            786
Anticipatory (E)                                    835              0            209            101            525
                                                -------        -------        -------        -------        -------
TOTAL ASSET BACKED                                6,208          1,588          2,818            179          1,623

Other Bonds and Notes                               670              0             72             74            524

Short-Term Investments                                0              0              0              0              0
                                                -------        -------        -------        -------        -------
TOTAL FIXED MATURITIES                            6,878          1,588          2,890            253          2,147

Other Investments                                    16              0              3              0             13
                                                -------        -------        -------        -------        -------

TOTAL INVESTMENTS                                $6,894         $1,588         $2,893           $253         $2,160
                                                -------        -------        -------        -------        -------
                                                -------        -------        -------        -------        -------

A summary of the notional and fair value of derivatives with off Balance Sheet risk as of December 31, 1993 is as follows:


                              ISSUED SWAPS, CAPS
                              FLOORS AND COLLARS   FUTURES  FORWARDS     TOTAL
                              ------------------   -------  --------     -----
Notional                                 $7,015     $1,792       $91   $8,898
Fair Value                                  $(4)        $0        $1      $(3)

     (A) Inverse floaters, which are variations of CMO's for which the coupon rates move inversely with an index rate (e.g. LIBOR). The risk to principal is considered negligible as the underlying collateral for
          the securities is guaranteed or sponsored by government agencies.   To
          address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and issued floors.

     (B) Comprised primarily of caps ($1,459) with a weighted average strike rate of 7.7% (ranging from 6.8% to 10.2%). Over 70% mature in 1997 and 1998. Issued floors total $125 with a weighted average strike rate of 8.3% and mature in 2004.

     (C) Comprised of purchased floors ($1,856), purchased options and collars ($633) and purchased caps ($404). The floors have a weighted average strike price of 5.8% (ranging from 4.8% and 6.6%) and over 85% mature in 1997 and 1998. The options and collars generally mature in 1995 and 2002. The caps have a weighted average strike price of 7.2% (ranging from 4.5% and 8.9%) and over 66% mature in 1997 through 1999.

     (D)  Over 95% of futures contracts expire before December 31, 1995.

     (E) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the consolidated balance sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1994, these were $(33) million in net deferred losses for futures, interest rate swaps and purchased options.

     (F) The following table summarizes the maturities of interest rate and foreign currency swaps outstanding at December 31, 1994 and the related weighted average interest pay rate or receive rate assuming current market conditions:

            MATURITY OF SWAPS ON INVESTMENTS  AS OF DECEMBER 31, 1994

                                                                                                                          MATURITY
      DERIVATIVE TYPE                                  1995      1996      1997      1998      1999      2000+     TOTAL     LAST
      ---------------                                  ----      ----      ----      ----      ----      -----     -----  --------
INTEREST RATE SWAPS:
PAY FIXED/RECEIVE VARIABLE:
Notional Value                                            $0       $15       $50        $0      $446      $268      $779      2004
Weighted Average Pay Rate                               0.0%      5.0%      7.2%      0.0%      8.2%      7.8%      7.9%
Weighted Average Receive Rate                           0.0%      6.4%      5.7%      0.0%      7.5%      6.5%      7.0%
PAY VARIABLE/RECEIVE FIXED:
Notional Value                                          $311       $50      $100       $25      $175      $100      $761      2002
Weighted Average Pay Rate                               5.1%      5.3%      5.5%      5.3%      5.4%      6.0%      5.4%
Weighted Average Receive Rate                           8.0%      8.0%      7.5%      4.0%      4.5%      7.2%      6.9%
PAY VARIABLE/RECEIVE DIFFERENT VARIABLE:
Notional Value                                           $95       $50       $18       $15        $5      $232      $415      2005
Weighted Average Pay Rate                               4.2%      6.4%      6.8%      6.2%      0.0%      6.0%      5.7%
Weighted Average Receive Rate                           9.1%      6.3%      9.5%      6.4%      0.0%      6.3%      7.1%
TOTAL INTEREST RATE SWAPS                               $406      $115      $168       $40      $626      $600    $1,955      2004
Total Weighted Average Pay Rate                         4.9%      5.7%      6.1%      5.6%      7.4%      6.8%      6.5%
Total Weighted Average Receive Rate                     8.2%      7.1%      7.2%      4.9%      6.7%      6.5%      7.0%
FOREIGN CURRENCY  SWAPS                                  $35       $46       $29       $15       $10       $70      $205      2002
TOTAL SWAPS                                             $441      $161      $197       $55      $636      $670    $2,160      2005

          In addition to risk management through derivative financial instruments pertaining to the investment portfolio, interest rate sensitivity related to certain Company liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another, was $1.7 billion and $1.3 billion at December 31, 1994 and 1993 respectively. The weighted average pay rate is 6.2%; the weighted average receive rate is 6.6% , and these agreements mature at various times through 2004.


     (F)  CONCENTRATION OF CREDIT RISK:
          The Company has a reinsurance recoverable of $4.4 billion from Mutual Benefit Life Assurance Corporation (Mutual Benefit). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk.

          The Company currently owns $39.2 million par value of Orange County, California Pension Obligation Bonds, $17.1 million of which it continues to carry as available for sale under FASB 115 and $22.1 million which are included in the Separate Account Assets. While Orange County is currently operating under Protection of Chapter 9 of the Federal Bankruptcy Laws, the Company believes it is probable that it will collect all amounts due under the contractual terms of the bonds and that the bonds are not permanently or other than temporarily impaired.

          As of December 31, 1994 the Company owned $66.1 million of Mexican bonds, $52.3 million of which are payable in Mexican pesos but are fully hedged back to U.S. dollars, and $13.8 million of U.S. Dollar Denomination Mexican bonds. The primary risks associated with these securities is a default by the Mexican government or imposition of currency controls that prevent conversion of Mexican pesos to U.S. dollars. The Company believes both of these risks are remote.

     (G)  FIXED MATURITIES:
          The schedule below details the amortized cost and fair values of the Company's fixed maturities by component, along with the gross unrealized gains and losses:


                                                       1994
                                                       ----
                                  GROSS        GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED
                                  COST         GAINS      LOSSES    FAIR VALUE
                                ---------  -----------  ----------  ----------
U.S. Government and government
  agencies and authorities:
- guaranteed and sponsored         $1,516           $1       $(87)      $1,430
- guaranteed and sponsored
  - asset backed                    4,256           78       (571)       3,763
States, municipalities and
  political subdivisions              148            1        (12)         137
International governments             189            1        (14)         176
Public utilities                      531            1        (32)         500
All other corporate                 3,717           38       (297)       3,458
All other corporate
  - asset backed                    2,442           30       (121)       2,351
Short-term investments              1,665            0        (51)       1,614
                                  -------        -----    --------     -------
TOTAL                             $14,464         $150    $(1,185)     $13,429
                                  -------        -----    --------     -------
                                  -------        -----    --------     -------


                                                      1993
                                                      ----
                                               GROSS      GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED       FAIR
                                  COST         GAINS      LOSSES         VALUE
                                ---------   ----------  ----------      ------
U.S. Government and government
  agencies and authorities:
- guaranteed and sponsored        $ 1,637       $   15    $   (12)     $ 1,640
- guaranteed and sponsored
  - asset backed                    4,070          235       (219)       4,086
States, municipalities and
  political subdivisions               73            9           0          82
International governments             100            5         (3)         102
Public utilities                      423           20         (2)         441
All other corporate                 3,598          180        (42)       3,736
All other corporate
  - asset backed                    1,806           74        (12)       1,868
Short-term investments                890            0           0         890
                                 --------      -------    --------    --------
TOTAL                             $12,597       $  538    $  (290)     $12,845

                                 --------      -------    --------    --------
                                 --------      -------    --------    --------

          The amortized cost and estimated fair value of fixed maturity investments at December 31, 1994, by maturity, are shown below. Asset backed securities are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting the borrowers' rights to call or prepay their obligations.


                                        AMORTIZED COST    ESTIMATED FAIR VALUE
                                        --------------    --------------------
MATURITY
--------
Due in one year or less                        $ 2,214                 $ 2,183
Due after one year through five years            7,000                   6,647
Due after five years through ten years           3,678                   3,334
Due after ten years                              1,572                   1,265
                                             ---------               ---------
                                               $14,464                 $13,429
                                             ---------               ---------
                                             ---------               ---------

          Sales of fixed maturities excluding short-term fixed maturities for the years ended 1994, 1993, and 1992 resulted in proceeds of $5,708, $8,813, and $5,728, respectively, resulting in gross realized gains of $71, $192, and $140, and gross realized losses of $100, $219, and $135, respectively, not including policyholder gains and losses.
          Sales of equity securities and other investments for the years ended December 31, 1994, 1993, and 1992 resulted in proceeds of $159, $127 and $7, respectively, resulting in gross realized gains of $3, $0, and $3, and gross realized losses of $14, $0, and $0, respectively, not including policyholder gains and losses.

     (H)  FAIR VALUE OF FINANCIAL INSTRUMENTS NOT DISCLOSED ELSEWHERE :

          BALANCE SHEET ITEMS:


                                           1994                     1993
                                  CARRYING       FAIR    CARRYING        FAIR
                                   AMOUNT        VALUE    AMOUNT         VALUE
                                 ---------      ------   --------       ------
         ASSETS
Other invested assets:
Policy loans                        $2,614      $2,614     $1,397       $1,397
Mortgage loans                         316         316        228          228
Investments in partnership
  and trusts                            36          42         14           34
Miscellaneous                           67          67         22           63

         LIABILITIES
Other policy claims and
  benefits                         $13,001     $12,374    $11,140      $11,415

          The following methods and assumptions were used to estimate the fair value of each class of financial instrument:policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and other policy claims and benefits payable are determined by estimating future cash flows discounted at the current market rate.

3.   INCOME TAX

          The Company is included in ITT's consolidated U.S. Federal income tax return and remits to (receives from) ITT a current income tax provision (benefit) computed in accordance with the tax sharing arrangements between ITTand its insurance subsidiaries. The effective tax rate was 32% in 1994, and approximates the U.S. statutory tax rates of 35% in 1993 and 34% in 1992. The provision for income taxes was as follows:

INCOME TAX EXPENSE:
                                                  1994      1993      1992
                                                  ----      ----      ----
     Current                                      $185   $ $ 190   $ $ 124
     Deferred                                     (120)     (115)      (79)
                                                -------  --------  --------
                                                  $ 65   $ $  75   $ $  45
                                                -------  --------  --------
                                                -------  --------  --------

                                                   1994      1993      1992
                                                   ----      ----      ----
TAX PROVISION AT U.S. STATUTORY RATE                $71       $76       $46
Tax-exempt income                                    (3)        0         0
Foreign tax credit                                   (1)        0         0
Other                                                (2)       (1)       (1)
                                                  -----     -----     -----
PROVISION FOR INCOME TAX                           $ 65       $75       $45
                                                  -----     -----     -----
                                                  -----     -----     -----

     Income taxes paid were $ 244 , $301 and $36 in 1994, 1993, and 1992 respectively. The current taxes due from or (to) Hartford Fire were $46, and $19 in 1994 and 1993 respectively.

     Deferred  tax assets include the following:

                                                   1994      1993
                                                   ----      ----
Tax deferred acquisition cost                     $284      $158
Book deferred acquisition costs and  reserves     (134)      (30)
Employee benefits                                    7         7
Unrealized loss on "available for sale"
  securities                                       353         3
Investments and other                               80       (24)
                                                -------   -------
                                                  $590      $114
                                                -------   -------
                                                -------   -------

     Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1994 was $24.

4.   REINSURANCE

     The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Group life and accident and health insurance business is substantially reinsured to affiliated companies.

     Life insurance net retained premiums were comprised of the following:

                                                  1994      1993      1992
                                                  ----      ----      ----
Gross premiums                                   $1,316    $1,135      $680
Reinsurance assumed                                 299        93        30
Reinsurance ceded                                   515       481       451
                                                -------   -------     -----
NET RETAINED PREMIUMS                            $1,100      $747      $259
                                                -------   -------     -----
                                                -------   -------     -----

     Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1994, 1993 and 1992 approximated $164, $149, and $73, respectively.

     In December 1994, the Company assumed from a third party approximately $500 million of corporate owned life insurance reserves on a coinsurance
     basis.   Also in December 1994, ILA ceded to ITT Lyndon Insurance Company
     $1 billion in individual fixed and variable annuities on a modified coinsurance basis. These transactions did not have a material impact on consolidated net income.

     In October 1994, HLR recaptured approximately $500 million of corporate owned life insurance from a third party reinsurer. Subsequent to this transaction, HLIC and HLR restructured their coinsurance agreement from coinsurance to modified coinsurance, with the assets and policy liabilities placed in the separate account. In May 1994, HLIC assumed and reinsured the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $400 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.

     In June 1993, the Company assumed and partially reinsured the annuity, life and accident and sickness insurance policies of Fidelity Bankers Life Insurance Company in Receivership for Conservation and Rehabilitation, with account values of $3.2 billion. The Company received cash and investment grade assets to assume insurance and annuity contract obligations. Substantially all of these contracts were placed in the Company's separate accounts.

     In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of HLA. As a result of this transaction, the assets and liabilities of the company increased approximately $1 billion. The excess of liabilities assumed over assets received, of $2, was recorded as a decrease to capital surplus. The impact on consolidated net income was not significant.

     On November 4, 1992, the Company entered into a definitive agreement whereby the Company assumed the contract obligations of Mutual Benefit Life Assurance Corporation's (Mutual Benefit) individual corporate owned life insurance (COLI) contracts. The Company received $5.6 billion in cash and invested assets, $5.3 billion of which were policy loans, from Mutual Benefit for assuming the contract obligations. Simultaneously, the Company coinsured approximately 84% of the contract obligations back to Mutual Benefit, HLR and an unaffiliated reinsurer. In August 1993, the Company received assets of $300 million for assuming the group COLI contract obligations of Mutual Benefit, through an assumption reinsurance transaction. Under the terms of the agreement, the Company coinsured back
     75% of the liabilities to Mutual Benefit.   All  assets supporting Mutual
     Benefit's reinsurance liability to HLIC are placed in a "security trust", with Hartford Life as the sole beneficiary. The impact on 1992 consolidated net income was not significant.

     In 1992, all ordinary individual life insurance written and in force in HLA was assumed by HLIC. As a result of this transaction, the assets of HLIC increased by approximately $437, liabilities increased approximately $403. The excess of assets over liabilities of $34 was recorded as an increase in capital.

5.   PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $2, $3 and $2 in 1994, 1993 and 1992, respectively.

     The Company provides certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. Effective January 1, 1992, the Company adopted SFAS No. 106, using the immediate recognition method for all benefits accumulated to date. As of June 1992, the Company amended its plans, effective January 1, 1993, whereby the Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan amendments increased deductibles and set a defined dollar cap which limits average company contributions. The effect of these changes is not material. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by Hartford Fire, was $1, $1, and $1, for 1994, 1993, and 1992 respectively.

     The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 11% for 1994, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. The assumed weighted average discount rate was 8.5%. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.

6.   BUSINESS SEGMENT INFORMATION

The reportable segments and product groups of HLIC and its subsidiaries are:
INDIVIDUAL LIFE AND ANNUITIES (ILAD)
-Individual life
-Fixed and variable retirement annuities

ASSET MANAGEMENT SERVICES (AMS)
-Group Pension Plans products and services
-Deferred Compensation Plans products and services
-Structured Settlements and lottery annuities

SPECIALTY
-Corporate Owned Life Insurance (COLI) and HLR


                                            1994          1993          1992
                                           ------        ------        ------
REVENUES:
ILAD                                          $691          $595          $305
AMS                                            789           794           770
Specialty                                      919           425            96
                                           -------       -------       -------
                                            $2,399        $1,814        $1,171
                                           -------       -------       -------
                                           -------       -------       -------
INCOME BEFORE INCOME TAX:
ILAD                                          $139          $129           $73
AMS                                             38            71            56
Specialty                                       26            18             5
                                           -------       -------       -------
                                              $203          $218          $134
                                           -------       -------       -------
                                           -------       -------       -------
IDENTIFIABLE ASSETS:
ILAD                                       $26,668       $19,147        $9,474
AMS                                         13,334        12,416        11,198
Specialty                                    7,847         6,723         5,910
                                           -------       -------       -------
                                           $47,849     $  38,286     $  26,582
                                           -------       -------       -------
                                           -------       -------       -------

7.   STATUTORY NET INCOME AND SURPLUS

     Substantially all of the statutory surplus is permanently reinvested or is subject to dividend restrictions relating to various state regulations which limit the payment of dividends without prior approval.

     Statutory net income and surplus as of December 31 were:

                                              1994           1993         1992
                                              ----           ----         ----
Statutory net income                           $58            $63          $65

Statutory surplus                             $941           $812         $614

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

8.   SEPARATE ACCOUNTS:

     The Company maintains separate account assets and liabilities totaling $22.8 billion and $16.3 billion at December 31, 1994 and 1993, respectively which are reported at fair value. Separate account assets are segregated from other investments and are not subject to claims that arise out of any other business of the Company. Investment income and gains and losses of separate accounts accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $14.8 billion and $11.5 billion at December 31, 1994 and 1993, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate account assets totaling $8.0 billion and $4.8 billion at December 31, 1994 and 1993, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Investment income (including investment gains and losses) on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $256, $189, and $92, in 1994, 1993, and 1992, respectively.

     The guaranteed separate accounts include modified guaranteed individual annuity, and modified guaranteed life insurance. The average credit interest rate on these contracts is 6.44%. The assets that support these liabilities are comprised of $7.5 billion in bonds and $.5 billion in policy loans. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which total $(16.2) million in carrying value and $3.2 billion in notional amounts.

9.   COMMITMENTS AND CONTINGENCIES

     In August 1994, HLIC renewed a two year note purchase facility agreement which in certain instances obligates the Company to purchase up to $100 million in collateralized notes from a third party. The Company is receiving fees for this commitment. At December 31, 1994, the Company has not purchased any notes under this agreement.

     In March 1987, HLIC guaranteed the commercial mortgages (principal and accrued interest) that were sold under a pooling and servicing agreement of the same date. Mortgages aggregating approximately $53.0million were sold in this transaction, and the remaining balance on these loans is $21.1 million. There was no impact on operations due to this guarantee.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on HLIC under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states.

     The Company is involved in various legal actions, some of which involve claims for substantial amounts. In the opinion of management the ultimate liability with respect to such lawsuits, as well as other contingencies, is not considered material in relation to the consolidated financial position of the Company.

10.  SUBSEQUENT EVENT

     On September 21, 1995, at a Special Meeting of the Shareholders of ITT, ITT Shareholders approved the Distribution by ITT of all of the outstanding shares of common stock of ITT Hartford (the Distribution). In the Distribution, shareholders of ITT common stock will receive, among other items, one share of ITT Hartford Common stock for each share of ITT common stock held.

                       HARTFORD LIFE INSURANCE COMPANY
                     ICMG SECULAR TRUST SEPARATE ACCOUNT

This Prospectus describes Omniflex, an individually allocated group flexible premium deferred variable annuity contract and certificates thereunder ("Certificates") issued by Hartford Life Insurance Company ("HL"). The Certificates are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans. Premium Payments for each Certificate will be allocated to Divisions of Hartford Life Insurance Company - ICMG Secular Trust Separate Account (the "Separate Account").

There are currently twelve Divisions available under the Certificate. The underlying investment portfolios ("Portfolios") for the Divisions are the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc., (formerly Hartford Aggressive, Growth Fund, Inc) sponsored by HL; the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust; the Equity-Income Portfolio and High Income Portfolio of Fidelity Variable Insurance Products Fund; the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II; the Emerging Markets Series of GCG Trust, and the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of the Alger American Fund.

This Prospectus sets forth the information concerning the Separate Account that investors should know before investing and should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to ICMG, Attn: Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932. The Table of Contents for the Statement of Additional Information may be found on page 39 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR
THE PORTFOLIOS
------------------------------------------------------------------------------

Prospectus Dated:
Statement of Additional Information Dated:

                              TABLE OF CONTENTS

                                                                       Page
                                                                       ----

GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . .    5

FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

PERFORMANCE RELATED INFORMATION  . . . . . . . . . . . . . . . . . . .   12

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12

THE CERTIFICATE. . . . . . . . . . . . . . . . . . . . . . . . . . . .   13

THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . .   14

THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

   Investment Advisers. . . . . . . . . . . . . . . . . . . . . . . . .  17

   Other Information about the Portfolios . . . . . . . . . . . . . . .  18

OPERATION OF THE CERTIFICATE. . . . . . . . . . . . . . . . . . . . . .  20

   Premium Payments . . . . . . . . . . . . . . . . . . . . . . . . . .  20

   Refund Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

   Value of Accumulation Units. . . . . . . . . . . . . . . . . . . . .  21

   Investment Value . . . . . . . . . . . . . . . . . . . . . . . . . .  21

   Reallocations Among Divisions. . . . . . . . . . . . . . . . . . . .  21

   Surrender of a Certificate/Partial Withdrawals . . . . . . . . . . .  22

DEATH BENEFIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

CHARGES UNDER THE CERTIFICATE. . . . . . . . . . . . . . . . . . . . . . 25

   Sales Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

                                                                       Page
                                                                       ----

   Mortality and Expense Risk Charge. . . . . . . . . . . . . . . . . .  25

   Administrative Expense Charge. . . . . . . . . . . . . . . . . . . .  26

   Premium Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . .  26

   Federal Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . .  27

ANNUITY BENEFITS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

   Annuity Options. . . . . . . . . . . . . . . . . . . . . . . . . . .  27

   The Annuity Unit and Valuation . . . . . . . . . . . . . . . . . . .  28

   Determination of Payment Amount. . . . . . . . . . . . . . . . . . .  29

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . 30

   General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30

   Taxation of HL and the Separate Account. . . . . . . . . . . . . . .  30

   Taxation of Annuities -- General Provisions Affecting Purchasers
   Other than Qualified Plans . . . . . . . . . . . . . . . . . . . . .  30

   Federal Income Tax Withholding . . . . . . . . . . . . . . . . . . .  35

GENERAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .   35

   Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

   Modification . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

   Misstatement of Age  . . . . . . . . . . . . . . . . . . . . . . . .  36

   Delay of Payments. . . . . . . . . . . . . . . . . . . . . . . . . .  36

   Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . .  36

   Experience Credit. . . . . . . . . . . . . . . . . . . . . . . . . .  37

   Distribution of the Certificates . . . . . . . . . . . . . . . . . .  37

   Custodian of Separate Account Assets . . . . . . . . . . . . . . . .  37

                                                                       Page
                                                                       ----

   Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . .  37

   Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

   Additional Information . . . . . . . . . . . . . . . . . . . . . . .  38

TABLE OF CONTENTS TO STATEMENT
  OF ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . .   39

                          GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT: An accounting unit of measure used to calculate the Investment Value during the Accumulation Period.

ALLOCATION DATES: The dates we receive and accept Premium Payments. Premium Payments are applied to the Separate Account Divisions on these Allocation Dates.

ANNUITY COMMENCEMENT DATE: The date payment of an annuity is to begin under each Certificate.

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments under a variable annuity option.

ANNUITANT(S):  The person(s) upon whose life the Certificate is issued.

BENEFICIARY: The person(s) entitled to receive benefits under the Certificate on death of the Annuitant or Certificate Owner.

CERTIFICATE ANNIVERSARY: The anniversary of the Certificate Date.

CERTIFICATE DATE: The date shown in the Certificate specifications.

CERTIFICATE OWNER: The entity or person who is the owner of the Certificate, as named in the Certificate specifications, sometimes herein referred to as "You."

CERTIFICATE YEAR: A period of 12 months following the Certificate Date and each anniversary thereof.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Certificate Owner who, upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CUSTOMER SERVICE CENTER: Currently located at ICMG, Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

DEATH BENEFIT: The amount payable upon the death of an Annuitant or Certificate Owner before annuity payments have started.

DIVISIONS: The sub-accounts of the Separate Account.

HL:  Hartford Life Insurance Company.

INVESTMENT VALUE: The sum of the values of each Division's Accumulation Units held under the Certificate.

PORTFOLIOS:  The underlying securities allocable under the Certificate.

PREMIUM PAYMENT: A payment made to HL pursuant to the terms of the Certificate.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Investment Value.

SEPARATE ACCOUNT: The HL separate account entitled "Hartford Life Insurance Company - ICMG Secular Trust Separate Account."

SURRENDER VALUE: On surrender of the Certificate, an amount equal to the Investment Value less any Premium Taxes not previously deducted and any due and unpaid charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

FEE TABLE

ICMG SECULAR TRUST SEPARATE ACCOUNT

Summary

CERTIFICATE OWNER TRANSACTION EXPENSES (ALL DIVISIONS)

Maximum Sales Load Imposed on Purchases
  (as a percentage of Premium Payments)                     4.6% (1)
--------------------------------------------------------------------
Federal Tax Charge
  (as a percentage of Premium Payments)                     0.43%
--------------------------------------------------------------------
Reallocation Fee                                           $0
--------------------------------------------------------------------
Deferred Sales Load                                         None
--------------------------------------------------------------------
Administrative Expense Charge                           $2.50/month
--------------------------------------------------------------------

ANNUAL EXPENSES-SEPARATE ACCOUNT (AS PERCENTAGE OF AVERAGE INVESTMENT VALUE)

Mortality and Expense Risk                                  0.65%
--------------------------------------------------------------------

(1)  The sales load will vary depending on plan characteristics.


      ANNUAL PORTFOLIO OPERATING EXPENSES (AS PERCENTAGE OF NET ASSETS)



                                                                                            Total Portfolio
                                                        Management          Other             Operating
                                                          Fees             Expenses            Expenses
                                                        ----------         --------         ---------------
HVA Money Market Fund, Inc.                               0.425%            0.049%              0.474%
Hartford Bond Fund, Inc.                                  0.500%            0.047%              0.547%
Hartford Capital Appreciation Fund, Inc.                  0.675%            0.045%              0.720%
Partners Portfolio*                                       0.80%             0.50%               1.30%
Balanced Portfolio                                        0.80%             0.17%               0.97%
Limited Maturity Bond Portfolio                           0.60%             0.13%               0.73%
Equity-Income Portfolio                                   0.52%             0.06%               0.58%**
Asset Manager Portfolio                                   0.72%             0.08%               0.80%**
High Income Portfolio                                     0.61%             0.10%               0.71%
Emerging Markets Series                                   1.50%             0.23%               1.73%
American Small Capitalization Portfolio                   0.85%             0.11%               0.96%
American Growth Portfolio                                 0.75%             0.11%               0.86%

-------------
* The inception date of the Partners Portfolio was 3/22/94; therefore, the fees and expenses are annualized.
** A portion of the brokerage commissions paid by the Equity-Income Portfolio and Asset Manager Portfolio was used to reduce their expenses. Without this reduction, total operating expenses for the Equity-Income Portfolio and Asset Manager Portfolio would have been 0.60% and 0.81%, respectively.


EXAMPLE



                                           If you surrender your Certificate or      If you do not surrender your
                                           annuitize at the end of the applicable    Certificate or annuitize: You
                                           time period: You would pay the            would pay the following expenses
                                           following expenses on a $1,000            on a $1,000 Investment, assuming
                                           Investment, assuming a 5% annual          a 5% annual return on assets:
                                           return on assets:
---------------------------------------------------------------------------------------------------------------------
DIVISION                                     1         3         5        10       1        3        5        10
                                            yr.       yrs.      yrs.      yrs.    yr.      yrs.     yrs.      yrs.
--------------------------------------------------------------------------------------------------------------------
HVA Money Market Fund, Inc.                 62         87       113       187      62      87       113       187
--------------------------------------------------------------------------------------------------------------------
Hartford Bond Fund, Inc.                    63         89       117       196      63      89       117       196
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.    64         95       127       216      64      95       127       216
--------------------------------------------------------------------------------------------------------------------
Partners Portfolio                          75        127       182       336      75     127       182       336
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                          66        101       137       238      66     101       137       238
--------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio             64         93       123       209      64      93       123       209
--------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                     63         90       119       199      63      90       119       199
--------------------------------------------------------------------------------------------------------------------
Asset Manager Portfolio                     65         97       131       225      65      97       131       225
--------------------------------------------------------------------------------------------------------------------
High Income Portfolio                       64         94       126       215      64      94       126       215
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                     75        126       181       334      75     126       181       334
--------------------------------------------------------------------------------------------------------------------
American Small Cap Portfolio                67        102       140       244      67     102       140       244
--------------------------------------------------------------------------------------------------------------------
American Growth Portfolio                   66         99       134       232      66      99       134       232
--------------------------------------------------------------------------------------------------------------------

The purpose of this table is to assist the Certificate Owner in understanding various costs and expenses that a Certificate Owner will bear directly or indirectly.

The table reflects expenses of the Separate Account and underlying Portfolios.
Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.
Assumes maximum charges.


                                   SUMMARY

WHAT IS THE CERTIFICATE AND HOW MAY I PURCHASE ONE?

The Certificate offered is a tax-deferred group flexible premium variable annuity Certificate (see "Taxation of Annuities -- General Provisions Affecting Purchasers Other than Qualified Plans," page 30). Generally, the Certificate is purchased by completing an enrollment form to purchase a Certificate and submitting it, along with the initial Premium Payment, to HL for its approval. The minimum initial Premium Payment is $1,000 with a minimum allocation to any Portfolio of $500. Certain plans may make smaller initial and subsequent periodic Premium Payments. Subsequent Premium Payments, if made, must be a minimum of $1,000 or the minimum amount then in effect.

WHO MAY PURCHASE THE CERTIFICATE?

The Certificates are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans.

WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CERTIFICATE?

The underlying investments for the Certificate are shares of the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc. sponsored by HL; the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust; the Equity-Income Portfolio and High Income Portfolio of Fidelity Variable Insurance Products Fund; the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II, the Emerging Markets Series of GCG Trust, the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of the Alger American Fund, and such other Portfolios as shall be offered from time to time. (See "The Portfolios" commencing on page 15.)

WHAT ARE THE CHARGES UNDER THE CERTIFICATES?

SALES EXPENSES

A sales load of not more than 4.6% of Premium Payments will be deducted for sales expenses.

MORTALITY AND EXPENSE RISK CHARGE

For assuming the mortality and expense risks under the Certificate, HL will impose a 0.65% per annum charge against all Investment Value held in the Divisions (see "Mortality and Expense Risk Charge," page 25).

ADMINISTRATIVE EXPENSE CHARGE

The Certificate provides for an administrative expense charge of $2.50 per month to be deducted from Investment Value to cover HL's administrative expenses.

PREMIUM TAX AND FEDERAL TAX CHARGES

A deduction will be made for Premium Taxes for Certificates sold in certain states. (See "Premium Tax Charge," page 26.) In addition, a deduction will be made for the federal tax cost resulting from Section 848 of the Code. (See "Federal Tax Charge," page 27.)

CHARGES BY THE PORTFOLIOS

The Portfolios are subject to certain fees, charges and expenses. (See the Prospectuses for the Portfolio attached hereto.)

CAN I GET MY MONEY IF I NEED IT?

Subject to any applicable charges, the Certificate may be surrendered, or portions of its Investment Value may be withdrawn, at any time prior to the
Annuity Commencement Date.   The number of partial withdrawals in any
Certificate Year is limited to 12. If less than HL's minimum amount rules then in effect remains in a Certificate as a result of a withdrawal, HL may terminate the Certificate in its entirety. (See "Surrender of a Certificate/Partial Withdrawals," page 22; see also "Federal Tax Considerations," page 30, for a discussion of federal tax consequences, including a 10% penalty tax that may apply upon surrender or withdrawal.)

DOES THE CERTIFICATE PAY ANY DEATH BENEFITS?

A Death Benefit is provided on the death of the Annuitant or Certificate Owner before the Annuity Commencement Date and prior to attained age 85. (See "Death Benefit," page 23.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CERTIFICATE?

There are four available annuity options under the Certificate which are described on page 27. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday in most states. (In Pennsylvania, the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday). If a Certificate Owner does not elect otherwise, the Investment Value less applicable premium taxes will be applied on the Annuity Commencement Date under the third option to provide a joint and last survivor life annuity.

DOES THE CERTIFICATE OWNER HAVE ANY VOTING RIGHTS UNDER THE CERTIFICATE?

Certificate Owners will have the right to vote on matters affecting an underlying Portfolio to the extent that proxies are solicited by such Portfolio. If a Certificate Owner does not vote, HL shall vote such interests in the same proportion as shares of the Portfolio for which instructions have been received by HL. (See "Voting Rights," page 36.)

                      PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Divisions. Performance information about a Division is based on the Division's past performance only and is no indication of future performance.

Each Division may include total return in advertisements or other sales material. When a Division advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Division has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Division at the beginning of the relevant period to the value of the investment at the end of the period. The Divisions for the Hartford Bond Fund, Inc. and Limited Maturity Bond Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Division for the HVA Money Market Fund, Inc. may advertise yield and effective yield. The yield of a Division is based upon the income earned by the Division over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflect the Certificate charges described below.

Total return for a Division of the Separate Account includes all Certificate charges: sales charges, mortality and expense risk charges, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, with no comparable charges. Yield for a Division of the Separate Account includes all recurring charges (except sales charges), and is therefore lower than yield at the Portfolio level, with no comparable charges.

HL may provide information on various topics to current and prospective Certificate Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective Certificate Owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

                                 INTRODUCTION

This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing the Certificate offered by HL and funded by the Divisions of the Separate

Account. Please read the Glossary of Special Terms on pages 5 and 6 prior to reading this Prospectus to familiarize yourself with the terms being used.

                              THE CERTIFICATE

The Certificate is a tax deferred individually allocated group flexible premium variable annuity. Payments for the Certificate will be held in the Divisions of the Separate Account. Each Division invests in a different underlying Portfolio with its own distinct investment objectives. You pick the Division(s) with the investment objectives that meet your needs. You may select one or more Divisions and determine the percentage of your Premium Payment that is put into a Division. Subject to certain limits, you may also reallocate assets among the Divisions so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Division which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and reallocations of amounts in the Divisions as described in this Prospectus. See "Charges Under the Certificate" for a description of the charges for redeeming a Certificate and other charges made under the Certificate.

The Certificate Owner may select an Annuity Commencement Date and an annuity option which may be on a fixed or variable basis, or a combination thereof. Generally, the Certificate contains the four optional forms of annuity described later in this Prospectus. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday in most states. (In Pennsylvania, the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday).

The Annuity Commencement Date may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 3 (joint and last survivor life annuity).

When an annuity is effected under a Certificate, unless otherwise specified, Investment Value held in the Divisions will be applied to provide a variable annuity based on the pro rata amount in the various Divisions. Variable annuity payments will vary in accordance with the investment performance of the Division you have selected. The Certificate allows the Certificate Owner to change the Divisions on which variable payments are based after payments have commenced once every quarter. Any fixed annuity allocation may not be changed.

                          THE SEPARATE ACCOUNT

The Separate Account was established on October 28, 1994, in accordance with authorization by the Board of Directors of HL. It is the Separate Account in which HL sets aside and invests the assets attributable to the Certificates. Although the Separate Account is an integral part of HL, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or HL. The Separate Account meets the definition of "separate account" under federal securities laws.

Under Connecticut law, the assets of the Separate Account attributable to the Certificates offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Certificates. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Certificates, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business HL may conduct. Investment Value allocated to the Divisions will not be affected by the rate of return of HL's general account, nor by the investment performance of any of HL's other separate accounts. However, the obligations arising under the Certificates are general obligations of HL.

Currently, the Certificate Owner has the choice of allocating Investment Value among up to five Divisions. (HL reserves the right to increase the number of allocable investment options to more than five.) Each Division is invested exclusively in the shares of one underlying Portfolio. Net Premium Payments and proceeds of reallocations between Portfolios are applied to purchase shares in the appropriate Portfolio at net asset value determined as of the end of the Valuation Period during which the payments were received or the reallocation made. All distributions from the Portfolios are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the underlying Portfolio. During the variable annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.

HL does not guarantee the investment results of the Portfolios or any of the underlying investments. There is no assurance that Investment Value during the years prior to retirement or the aggregate amount of the variable annuity payments will equal the total of Premium Payments made under the Certificate. Since each underlying Portfolio has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Portfolio Prospectuses.

HL reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Portfolio held by the Separate Account. Substitution may occur only if shares of the Portfolio(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.

                                THE COMPANY

Hartford Life Insurance Company ("HL") was originally incorporated under the laws of Massachusetts on June 5, 1902. It was subsequently redomiciled to Connecticut. It is a stock life insurance company engaged in the business of writing health and life insurance, both ordinary and group, in all states of the United States and the District of Columbia. The offices of HL are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. HL is ultimately 100% owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation.


HL has an A+ (Superior) rating from A.M. Best and Company, Inc. HL has an AA+ rating from Standard and Poor's and Duff and Phelps' highest rating of AAA based on its claims-paying ability.


These ratings do not apply to the performance of the Separate Account. However, the Certificate obligations under this variable annuity are the general corporate obligations of HL. These ratings do apply to HL's ability to meet its insurance obligations under the Certificate.

                              THE PORTFOLIOS

The underlying investment for the Certificates are shares of the Portfolios. The underlying Portfolio corresponding to each Division and its investment objective are described below. HL reserves the right, subject to compliance with the law, to offer additional Portfolios with differing investment objectives. Certificate Owners should review the following brief descriptions of the investment objectives of the Portfolios. There is no assurance that any of the Portfolios will achieve their stated objectives. Certificate Owners are also advised to read the prospectuses for the Portfolios accompanying this prospectus for more detailed information.

HVA MONEY MARKET FUND, INC.

The investment objective of the HVA Money Market Fund, Inc. is to achieve maximum current income consistent with liquidity and preservation of capital by investing in money market securities.

HARTFORD BOND FUND, INC.

The investment objective of the Hartford Bond Fund, Inc. is to achieve maximum current income consistent with preservation of capital by investing primarily in bonds.

HARTFORD CAPITAL APPRECIATION FUND, INC.

The investment objective of the Hartford Capital Appreciation Fund, Inc. (formerly the "Hartford Aggressive Growth Fund, Inc.") is to achieve growth of capital by investing in securities selected solely on potential for capital appreciation; income, if any, is an incidental consideration.

PARTNERS PORTFOLIO

The investment objective of the Partners Portfolio of Neuberger & Berman Advisers Management Trust is to achieve capital growth by investing primarily in common stocks of established companies, using the value-oriented investment approach.

BALANCED PORTFOLIO

The investment objective of the Balanced Portfolio of Neuberger & Berman Advisers Management Trust is to achieve long-term capital growth and reasonable current income without undue risk to principal by investing a portion of its assets in common stocks and a portion of its assets in debt securities.

LIMITED MATURITY BOND PORTFOLIO

The primary investment objective of the Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust is to achieve the highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Limited Maturity Bond Portfolio also seeks to enhance its total return though capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal. The Portfolio pursues its investment objectives primarily by investing in a diversified portfolio of short-to-intermediate term debt securities.

EQUITY-INCOME PORTFOLIO

The investment objective of the Equity-Income Portfolio of Fidelity Variable Insurance Products Fund is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

HIGH INCOME PORTFOLIO

The investment objective of the High Income Portfolio of Fidelity Variable Insurance Products Fund is to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. High yielding, lower-rated debt securities present higher risks of untimely interest and principal payments, default, and price volatility than higher-rated securities, and may present problems of liquidity and valuation.

ASSET MANAGER PORTFOLIO

The investment objective of the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II is high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

EMERGING MARKETS SERIES

The investment objective of the Emerging Markets Series of GCG Trust is long-term growth of capital by investing primarily in equity securities of companies that are considered to be in emerging market countries.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Alger American Small Capitalization Portfolio long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of less than $1 billion.

ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Alger American Growth Portfolio is long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

INVESTMENT ADVISERS

The investment adviser for the HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc. is The Hartford Investment Management Company, Inc. ("HIMCO"), a wholly-owned subsidiary of HL. HIMCO was organized under the laws of the State of Connecticut in October of 1981. HIMCO also serves as investment adviser to several other HL-sponsored funds which are also registered with the Securities and Exchange Commission. HL is ultimately owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation. HIMCO is registered as an investment adviser under the Investment Advisers Act of 1940. HIMCO provides investment advice and supervises the management and investment program of HVA Money Market Fund, Inc. and Hartford Bond Fund, Inc. pursuant to an Investment Advisory Agreement entered into with these Portfolios for which HIMCO receives a fee. HIMCO also supervises the investment programs of Hartford Capital Appreciation Fund, Inc. pursuant to an Investment Management Agreement for which HIMCO receives a fee. In addition, with respect to Hartford Capital Appreciation Fund, Inc.,

HIMCO has a Sub-Investment Advisory Agreement with Wellington Management Company ("Wellington") to provide an investment program to HIMCO for utilization by HIMCO in rendering services to these Portfolios. Wellington is a professional investment counseling firm which provides investment services to investment companies (including other HL-sponsored funds), other institutions and individuals. Wellington is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960.

The investment adviser for the Neuberger & Berman Advisers Management Trust is Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, New York. Neuberger & Berman Management Incorporated, with the assistance of Neuberger & Berman, L.P. as sub-adviser, selects investments for the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio.

The investment manager for the High Income Portfolio of Fidelity Variable Insurance Products Fund and the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). FMR, a registered investment adviser under the Investment Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

Directed Services, Inc. ("DSI") serves as the manager to the GCG Trust and investment adviser for the Emerging Markets Series pursuant to a Management Agreement with the Trust. DSI is a New York corporation that is a wholly owned subsidiary of BT Variable, Inc., which in turn, is an indirect subsidiary of Bankers Trust Company. DSI is registered with the SEC as an investment adviser and a broker-dealer.

Fred Alger Management, Inc. ("Alger Management"), 75 Maiden Lane, New York, New York 10038, serves as investment manager to the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio. Alger Management is a wholly owned subsidiary of Alger Inc., which is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

See the accompanying prospectuses for the Portfolios for a more complete description of the investment advisers and any sub-adviser and their respective fees.

OTHER INFORMATION ABOUT THE PORTFOLIOS

All of the Portfolios are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Portfolio continually issues an unlimited number of full and fractional shares of beneficial interest in the Portfolio. Such shares are offered to separate accounts, including the Separate Account, established by HL or one of its affiliated companies specifically to fund the Certificates and other contracts issued by HL or its affiliates as permitted by the Investment Company Act of 1940.

The Portfolios are available only to serve as the underlying investment for variable annuity and variable life policies and certificates. A full description of the Portfolios, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Portfolio Prospectuses which should be read in conjunction with this Prospectus before investing, and in the Portfolio Statements of Additional Information which may be ordered without charge from the Portfolios.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Portfolios simultaneously. Although HL and the Portfolios do not currently foresee any such disadvantages either to variable annuity contract and certificate owners or to variable life insurance policyowners, the Portfolio's Board of Trustees would monitor events in order to identify any material conflicts between such Certificate Owners and policyowners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Portfolio were to conclude that separate Portfolios should be established for variable life and variable annuity separate accounts, the variable annuity policy and certificate owners would not bear any expenses attendant upon establishment of such separate funds.

All investment income of and other distributions to each Division of the Separate Account arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. The income and both realized gains or losses on the assets of each Division of the Separate Account are therefore separate and are credited to or charged against the Division without regard to income, gains or losses from any other Division or from any other business of HL. HL will purchase shares in the Portfolios in connection with premiums allocated to the applicable Division in accordance with Certificate Owners directions and will redeem shares in the Portfolios to meet Certificate obligations or make adjustments in reserves, if any. The Portfolios are required to redeem Portfolio shares at net asset value and to make payment within seven days.

HL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Divisions which fund the Certificates. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of HL's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Certificates, HL may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Certificates. No substitution of securities will take place without notice to and consent of

Certificate Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Certificate Owner approval, HL also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor which may fund the Certificates.

Each Portfolio is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses for the Portfolios.

                        OPERATION OF THE CERTIFICATE

PREMIUM PAYMENTS

The balance of each initial Premium Payment remaining after the deduction of the sales load, any applicable Premium Tax and the federal tax charge, is credited to your Certificate within two business days of receipt of a properly completed enrollment form or an order to purchase a Certificate and the initial Premium Payment by HL at its Customer Service Center. It will be credited to the Division(s) in accordance with your election. If the enrollment form is incomplete when received, the initial Purchase Payment will be returned within five business days, unless you consent to HL's retention of the Purchase Payment until the enrollment form is made complete.

Subsequent Premium Payments are priced on the Valuation Day received by HL in its Customer Service Center or other designated administrative office.

The number of Accumulation Units in each Division to be credited to a Certificate will be determined by dividing the portion of the Premium Payment being credited to each Division by the value of an Accumulation Unit in that Division on that date.

The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $1,000 or the minimum amount then in effect. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Divisions subject to minimum amounts then in effect.

REFUND RIGHTS

If you are not satisfied with your purchase you may surrender the Certificate by returning it within ten days after you receive it (or within such period as required in your state). A written request for cancellation must accompany the Certificate. In such event, HL will pay you an amount equal to the Investment Value on the date of receipt of the request for cancellation, plus any charges taken. You bear the investment risk during the period prior to HL's receipt of request for cancellation. In certain states, HL must return to the applicant the greater of the Premium Payments made or the sum of (1) the Investment Value on the date the returned Certificate is received by HL or its agent and (2) any deductions under Certificate or by the Portfolios for taxes, charges or fees. In these states, the initial Premium Payments are allocated to the HVA Money Market Fund, Inc. during the refund right period.

VALUE OF ACCUMULATION UNITS

The Accumulation Unit value for each Division will vary to reflect the investment experience of the applicable Portfolio and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Division on the preceding Valuation Day by an "Experience Factor" for that Division for the Valuation Period then ended. The Experience Factor for each of the Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Portfolio during the current Valuation Period), divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period. You should refer to the Portfolio Prospectuses which accompanies this Prospectus for a description of how the assets of each Portfolio are valued since each determination has a direct bearing on the Accumulation Unit value of the Division and therefore the Investment Value. The Accumulation Unit value is affected by the performance of the underlying Portfolio(s), expenses and deduction of the charges described in this Prospectus.

The shares of the Portfolio are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Portfolio shares may be found in the accompanying Prospectuses of the Portfolios.

INVESTMENT VALUE

The Investment Value under your Certificate at any time prior to the commencement of annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Certificate in each Division by the then current Accumulation Unit values for the applicable Division. You will be advised at least annually of the number of Accumulation Units credited to each Division, the current Accumulation Unit values, and the Investment Value.

REALLOCATIONS AMONG DIVISIONS


You may reallocate the values of your Division allocations from one or more Divisions to another free of charge. Prior to the Annuity Commencement Date, the number of reallocations permitted in a Certificate Year is twelve. HL may permit the Certificate Owner to preauthorize reallocations between the Divisions under certain circumstances. Reallocations by telephone may be made by the Certificate Owner or by the agent of record or the attorney-in-fact pursuant to a power of attorney by calling (800) 861-1408. Telephone reallocations may not be permitted by some states for their residents who purchase variable annuities. The policy of HL and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. HL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, HL may be liable for any losses due to unauthorized or fraudulent instructions. The procedures HL follows for transactions initiated by telephone include requirements that callers on behalf of a Certificate Owner identify themselves and the Certificate Owner by name and social security number. All transfer instructions by telephone are tape recorded.

The right to reallocate Investment Value between the Divisions is subject to modification if HL determines, in its sole discretion, that the exercise of that right by one or more Certificate Owners is, or would be, to the disadvantage of other Certificate Owners. Any modification could be applied to reallocations to or from some or all of the Divisions and could include, but not be limited to, the requirement of a minimum time period between each reallocation, not accepting reallocation requests of an agent acting under a power of attorney on behalf of more than one Certificate Owner, or limiting the dollar amount that may be reallocated between the Divisions by a Certificate Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the reallocation right which is considered by HL to be to the disadvantage of other Certificate Owners.

The minimum reallocation to any Division is $500. No minimum balance is presently required in any Division following reallocation.

Reallocations between the Divisions may be made after annuity payments commence, but are limited to once a quarter and may not be made to or from the General Account.

SURRENDER OF A CERTIFICATE/PARTIAL WITHDRAWALS

At any time prior to the Annuity Commencement Date, you have the right, subject to the limitations set forth below, to surrender the Certificate or to make partial withdrawals. Surrenders and partial withdrawals are not permitted after annuity payments commence except that a full surrender is allowed when payments for a designated period (Option 4) are selected as the annuity option.

FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option
4), the Certificate Owner has the right to terminate the Certificate. In such event, the Surrender Value of the Certificate may be taken in the form of a lump sum cash settlement. The Surrender Value of the Certificate is equal to the Investment Value less any Premium Taxes not previously deducted and any due and unpaid charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Certificate.

PARTIAL WITHDRAWALS. The Certificate Owner may make partial withdrawals of Investment Value prior to the Annuity Commencement Date. The number of partial withdrawals in any Certificate Year is limited to 12. The minimum amount withdrawn must be at least equal to the minimum amount rules then in effect. The maximum partial withdrawal is equal to the Investment Value less $1,000. Additionally, if the remaining Investment Value following a surrender is less than $1,000 or HL's minimum amount rules then in effect, HL may terminate the Certificate and pay the Surrender Value.

Certain plans may have different withdrawal privileges. HL may permit the Certificate Owner to preauthorize partial withdrawals subject to certain limitations then in effect.

ANY SUCH FULL OR PARTIAL WITHDRAWAL DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CERTIFICATE OWNER. THE CERTIFICATE OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 30.)

Payment on any request for a full or partial withdrawal from the Divisions will be made as soon as possible and in any event no later than seven days after the written request is received by HL at its Customer Service Center.

In requesting a partial withdrawal you should specify the Division(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal will be effected on a pro rata basis according to the value in each Division under
a Certificate.   For federal tax purposes, any partial withdrawal will be
deemed to be first from earnings, to the extent that they exist, and then from Premium Payments.

                                DEATH BENEFIT

The Certificates provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Certificate Owner dies before the Annuity Commencement Date, the Beneficiary will receive the Death Benefit. If the Certificate Owner is a non-natural person, however, a Death Benefit will be payable in the event the Annuitant dies prior to the Annuity Commencement Date.

If the death of the Annuitant or Certificate Owner occurred prior to the Annuitant or Certificate Owner attaining age 85, the Death Benefit will be the greater of:

     (a) The Investment Value as determined on the date of receipt of due proof of death acceptable to HL and received in its Customer Service Center, or

      (b) 100% of all Premium Payments made by the Certificate Owner under the Certificate, reduced by the amount of any partial withdrawals since the Certificate Date.

If the Annuitant or Certificate Owner had attained age 85 prior to death, the Death Benefit will be equal to the Investment Value.

PAYMENT OF DEATH BENEFIT - The Death Benefit may be taken in one sum or under any of the settlement options then being offered by HL, provided, however, that: (a) in the event of the death of any Certificate Owner prior to the Annuity Commencement Date, the entire interest in the Certificate will be distributed within 5 years after the death of the Certificate Owner and
(b) in the event of the death of any Certificate Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Certificate will be paid at least as rapidly as under the method of distribution in effect at the time of death, except that, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. Notwithstanding the foregoing, in the event of the Certificate Owner's death where the sole Beneficiary is the spouse of the Certificate Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Certificate Owner. Only one such spousal election is permitted with respect to any Certificate.

Notwithstanding any provisions to the contrary, if the Certificate is owned by a corporation or other non-individual, a Death Benefit will be paid upon the death of the Annuitant prior to the Annuity Commencement Date. Such benefit will be payable only as one sum or under the same settlement options and in the same manner as if an individual Certificate Owner died on the date of the Annuitant's death.

When payment is taken in one sum, payment will be made within 7 days after the date Due Proof of Death is received, except that there may be a postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

                       CHARGES UNDER THE CERTIFICATE

Certain of the charges and deductions described below may be reduced for Certificates issued in connection with a specific plan in accordance with HL's rules in effect as of the date an enrollment form for a Certificate is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated Premium Payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Certificate vary based on such factors as the size of the plan, the purposes for which Certificates are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification will reflect in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. HL may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners funded by the Separate Account.

SALES EXPENSES

A sales load of not more than 4.6% of Premium Payments, depending on the plan to which the Certificate was issued, will be deducted for expenses related to the sales and distribution of the Certificate.

MORTALITY AND EXPENSE RISK CHARGE

Although variable annuity payments made under the Certificates will vary in accordance with the investment performance of the underlying Portfolio shares held in the Division(s), the payments will not be affected by (a) HL's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) HL's actual expenses, if greater than the deductions provided for in the Certificates because of the expense and mortality undertakings by HL.

For assuming these risks under the Certificates, HL will make a daily charge at the rate of 0.65% per annum against all Investment Value held in the Divisions during the life of the Certificate, including the payout period (estimated at up to 45% for mortality and up to 20% for expense).

The mortality undertaking provided by HL under the Certificates, assuming the selection of one of the forms of life Annuities, is to make monthly annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Certificate) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. HL also assumes the liability for payment of the Death Benefit under the Certificate.

The mortality undertakings are based on HL's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the annuity payment period deviates from HL's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, HL must provide amounts from its general Portfolios to fulfill its Certificate obligations. In that event, a loss will fall on HL. Also, in the event of the death of an Annuitant or Certificate Owner prior to the commencement of annuity payments HL can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the Death Benefit.

In providing an expense undertaking, HL assumes the risk that the sales loads and the administrative expense charges for maintaining the Certificates prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ADMINISTRATIVE EXPENSE CHARGE

HL will deduct certain fees from Investment Value to reimburse it for expenses relating to the administration and maintenance of the Certificate and for administration of the Separate Account. The Certificate provides for an administrative expense charge of $2.50 to be deducted from Investment Value on the Certificate Date and monthly on the same calendar day as the Certificate Date, or on the last day of any month which has no such calendar day. The deduction will be made pro rata according to the value in each Division under a Certificate. There is not necessarily a relationship between the amount of administrative charge imposed on a given Certificate and the amount of expenses that may be attributable to that Certificate; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Certificate and expenses for confirmations, Certificate quarterly statements, processing of reallocations and surrenders, responding to Certificate Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Division unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Portfolio Prospectuses for a description of deductions and expenses paid out of the assets of the Portfolios.


PREMIUM TAX CHARGE

A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. The range of premium taxes is currently 0% to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. HL will pay Premium Taxes to the applicable governmental entity at the time imposed under applicable law and will deduct Premium Taxes at such time.

FEDERAL TAX CHARGE

We deduct a current charge of 0.43% of each Premium Payment to cover the estimated cost of the federal income tax treatment of the Certificates deferred acquisition costs under Section 848 of the Code. This charge may be increased or decreased to reflect changes in federal tax laws. HL includes the federal tax charge as a factor when computing the maximum sales load chargeable under Commission rules.

                              ANNUITY BENEFITS

You select an Annuity Commencement Date and an annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday except for certain states where deferral past age 85 is not permitted. The Annuity Commencement Date may be changed from time to time, but any change must be at least 30 days prior to the date on which annuity payments are scheduled to begin. The Certificate allows the Certificate Owner to change the Divisions on which variable payments are based after payments have commenced once every quarter. Any fixed annuity allocation may not be changed, nor may a variable allocation be reallocated to the General Account.

ANNUITY OPTIONS

The Certificate contains the four optional annuity forms described below. If you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 3 (Joint Last Survivor Annuity).

Under any of the annuity options excluding Options 4 and 5, no surrenders are permitted after annuity payments commence. Only full surrenders are allowed out of Option 4.

Option 1:  Life Annuity

A life annuity is an annuity payable monthly during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.

Option 2:  Life annuity with 120, 180 or 240 Monthly Payments Certain

This annuity option is an annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by HL.

Option 3:  Joint and Last Survivor Annuity

An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by HL, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

Option 4:  Payments for a Designated Period

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Certificate and receive, within seven days, the Surrender Value of the Certificate as determined by HL.

In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by HL.

Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Certificates thus provide no real benefit to a Certificate Owner.

HL may offer other annuity options from time to time.

THE ANNUITY UNIT AND VALUATION

The value of the Annuity Unit for each Division in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Experience Factor (See "Value of Accumulation Units," commencing on page 21) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 5.00% per annum discussed below.

DETERMINATION OF PAYMENT AMOUNT

When annuity payments are to commence, the Investment Value is determined as the product of the value of the Accumulation Unit of each Division on that same day, and the number of Accumulation Units credited to each Division as of the date the annuity is to commence.

The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of annuity for each $1,000 of value of a Division under a Certificate. The first monthly payment varies according to the form and type of annuity selected. The Certificate contains annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 3% per annum for the fixed annuity and 5% per annum for the variable annuity.

The total first monthly variable annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Division (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.

Fixed annuity payments are determined at annuitization by multiplying the values allocated (less applicable Premium Taxes) by a rate to be determined by HL which is no less than the rate specified in the annuity tables in the Certificate. The annuity payment will remain level for the duration of the annuity.

The amount of the first monthly variable annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Division no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.


The Annuity Unit value used in calculating the amount of the variable annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

                        FEDERAL TAX CONSIDERATIONS

A.   GENERAL

     SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER OR CERTIFICATE
     OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT OR CERTIFICATE DESCRIBED HEREIN.

     It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts or Certificates cannot be made in this prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. The taxation of HL, the Separate Account and the Certificates and the benefits thereunder are generally discussed here. The tax rules applicable to nonqualified deferred compensation and supplemental executive retirement plans and the rights of the participants under such plans are not specifically addressed herein. For detailed information, a qualified tax adviser should always be consulted. The discussion here is based on HL's understanding of current federal income tax laws as they are currently interpreted.

B.   TAXATION OF HL AND THE SEPARATE ACCOUNT

     The Separate Account is taxed as part of HL which is taxed as a life insurance company in accordance with the Internal Revenue Code (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "Value of Accumulation Units" commencing on page 21.) As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

     No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED PLANS

     Section 72 of the Internal Revenue Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Certificate Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Certificate is currently includable in the gross income of a non-natural person unless the non-natural person holds the Certificate as an agent for a natural person. There is an exception from current income inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated Qualified Plan, and certain immediate annuities. A non-natural person which is a tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.


    If the Certificate Owner is not an individual, the primary Annuitant shall be treated as the Certificate Owner for purposes of making distributions which are required to be made upon the death of the Certificate Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Certificate Owner.

2. OTHER CERTIFICATE OWNERS (NATURAL PERSONS). A Certificate Owner is not taxed on increases in the value of the Certificate until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Certificate) or as annuity payments under the settlement option elected.

    The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Certificates obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

        i. Total premium payments less prior withdrawals which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

        ii. When the value of the Certificate (ignoring any surrender charges) exceeds the "investment in the contract," any amount surrendered which is less than or equal to the difference between such value of the Certificate and the "investment in the contract" will be included in gross income.

        iii. When such value of the Certificate is less than or equal to the "investment in the contract," any amount surrendered which is less than or equal to the "investment in the contract" shall be treated as a return of "investment in the contract" and will not be included in gross income.

        iv. The receipt of any amount as a loan under the Certificate or the assignment or pledge of any portion of the value of the Certificate shall be treated as an amount surrendered which will be covered by the provisions in subparagraph ii. or iii. above.

        v. In general, the transfer of the Certificate, without full and adequate consideration, will be treated as an amount surrendered which will be covered by the provisions in subparagraph ii. or iii. above. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

        i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

        ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

        iii. Certain distributions, such as surrenders made after the Annuity Commencement Date, are not treated as annuity payments, and shall be included in gross income.

    c.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

        Annuity contracts, such as the Certificate, issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Certificate Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. HL believes that for any annuity subject to such aggregation, the values under the Certificates and the investment in the contracts will be added together to determine the taxation of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d.  PENALTY -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

        i. If any amount is received or deemed received on the Certificate (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

        ii. The penalty will not apply to the following distributions (exceptions vary based upon the precise plan involved):

             1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

             2. Distributions made on or after the death of the Certificate Owner or where the Certificate Owner is not an individual, the death of the primary Annuitant.

             3.   Distributions attributable to a recipient's becoming disabled.

             4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

             5. Distributions of amounts which are allocable to "investments in the contract" made prior to August 14, 1982.

    e. SPECIAL PROVISIONS AFFECTING CERTIFICATES OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

        If the Certificate was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount surrendered prior to the Annuity Commencement Date which does not exceed the portion of the "investment in the contract" (generally premiums paid into the prior contract, less amounts deemed received) prior to August 14, 1982, shall not be included in gross income. In all other respects, the general provisions apply to distributions from such contracts.

    f.  REQUIRED DISTRIBUTIONS IN THE EVENT OF CERTIFICATE OWNER'S DEATH.

        i. If any Certificate Owner dies before the Annuity Commencement Date, the entire interest in the Certificate must be distributed within five years of the date of death; however, a portion or all of such interest may be payable to a designated Beneficiary over the life of such Beneficiary or for a period not extending beyond the life expectancy of such Beneficiary with payments starting within one year of the date of death.

        ii. If any Certificate Owner or Annuitant dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, any remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of death.

        iii. If a spouse is designated as a Beneficiary at the time of the Certificate Owner's death and there is a surviving Annuitant or Contingent Annuitant, then such spouse will be treated as the Certificate Owner under subparagraph i. and ii. above.

        iv. If the Certificate Owner is not an individual, the primary Annuitant shall be treated as the Certificate Owner under subparagraphs i. and ii. above. If there is a change in the primary Annuitant, such change shall be treated as the death of the Certificate Owner.

3.  DIVERSIFICATION REQUIREMENTS.

    Section 817 of the Code provides that a Certificate will not be treated as an annuity for any period during which the investments made by the Separate Account or underlying Portfolios are not adequately diversified in accordance with regulations prescribed by the Treasury. If a Certificate is not treated as an annuity, the Certificate Owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, require that no more than 55% of the assets of a mutual fund underlying a Certificate, be invested in any one investment. In determining whether the diversification standards are met, each United States Government
    Agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension Certificate Owners will be subject to current tax on the increase in cash value in the Certificate.

D.  FEDERAL INCOME TAX WITHHOLDING

    The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

    1.  Non-Periodic Distributions

        The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to HL, HL will automatically withhold 10% of the taxable distribution.

    2. Periodic Distributions (distributions payable over a period greater than one year) The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

                                  GENERAL MATTERS

ASSIGNMENT

Benefits under a Certificate described herein are assignable by the Certificate Owner only if HL agrees. An assignment of a Certificate may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities -- General Provisions Affecting Purchasers Other than Qualified Plans," page 30.)

MODIFICATION

HL reserves the right to modify the Certificate, but only if such modification (i) is necessary to make the Certificate or the Separate Account comply with any law or regulation issued by a governmental agency to which HL is subject; or (ii) is necessary to assure continued tax advantages for the Certificate under the Code or other federal or state laws; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Division(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification, HL will provide notice to the Certificate Owner or to the payee(s) during the annuity period. HL may also make appropriate endorsement in the Certificate to reflect such modification.

MISSTATEMENT OF AGE

If the age of the Annuitant has been misstated, the amount of the annuity payable by HL will be that provided by that portion of the amounts allocated to effect such annuity on the basis of the corrected information without changing the date of the first payment of such annuity. Any underpayments by HL shall be made up immediately and any overpayments shall be charged against future amounts becoming payable.

DELAY OF PAYMENTS

There may be postponement of a surrender payment or Death Benefit whenever
(a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS

HL will notify you of any Portfolio shareholders' meeting if the shares held for your account may be voted at such meetings. HL will also send proxy materials and a form of instruction by means of which you can instruct HL with respect to the voting of the Portfolio shares held for your account.

In connection with the voting of Portfolio shares held by it, HL will arrange for the handling and tallying of voting instructions received from Certificate Owners. HL as such, shall have no right, except as hereinafter provided, to vote any Portfolio shares held by it hereunder which may be registered in its name or the names of its nominees. HL will, however, vote the Portfolio shares held by it in accordance with the instructions received from the Certificate Owners for whose accounts the Portfolio shares are held. If a Certificate Owner desires to attend any meeting at which shares held for the Certificate Owner's benefit may be voted, the Certificate Owner may request HL to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Portfolio shares held for such Certificate Owner's account. In the event that the Certificate Owner gives no instructions or leaves the manner of voting discretionary, HL will vote such shares of the appropriate Portfolio in the same proportion as shares of that Portfolio for which instructions have been received. During the annuity period under a Certificate the number of votes will decrease as the assets held to fund annuity benefits decrease.

EXPERIENCE CREDIT

The Certificates issued under a corporate-sponsored plan may be eligible for experience credits due to administrative savings. The amount of any experience credit maybe paid in cash or applied to and used to increase Investment Value.

DISTRIBUTION OF THE CERTIFICATES

The securities will be sold by insurance and variable annuity agents of HL who are either registered representatives of Hartford Equity Sales Company, Inc., a wholly-owned broker-dealer subsidiary of HL, or of independent broker-dealers. These broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and are members of the National Association of Securities Dealers, Inc.

Commissions will be paid by HL and will not be more than 4.6% of Premium
Payments.

From time to time, HL may pay or permit other promotional incentives, in cash or credit or other compensation.

CUSTODIAN OF SEPARATE ACCOUNT ASSETS

The assets of the Separate Account are held by HL under a safekeeping arrangement.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HL is engaged in various matters of routine litigation which in its judgment are not of material importance in relation to its total assets.

EXPERTS


The financial statements and schedules included in this statement of additional information and elsewhere in the registration statement have been audited by Arthur Anderson LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. Reference is made to said report of Hartford Life Insurance Company (the depositor), which includes an explanatory paragraph with respect to the adoption of new accounting standards changing the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benfits.

ADDITIONAL INFORMATION

   Inquiries will be answered by calling your representative or by writing:

      ICMG
      Attn:  Group Annuity Operations
      100 Campus Drive, Suite 250
      Florham Park, NJ 07932.
      Telephone:  800-861-1408

                               TABLE OF CONTENTS
                                      TO
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                        PAGE NO.
-------                                                        --------

INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . . . .    3

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY. . . . . . . . .    4

SAFEKEEPING OF ASSETS . . . . . . . . . . . . . . . . . . . . .    4

INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . . .    4

DISTRIBUTION OF CERTIFICATES. . . . . . . . . . . . . . . . . .    4

ANNUITY/PAYOUT PERIOD . . . . . . . . . . . . . . . . . . . . .    5

   Annuity Payments . . . . . . . . . . . . . . . . . . . . . .    5

   The Annuity Unit and Valuation . . . . . . . . . . . . . . .    5

   Determination of Payment Amount. . . . . . . . . . . . . . .    6

CALCULATION OF YIELD AND RETURN  . . . . . . . . . . . . . . . .   7

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . .   8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . .  11

                     - - - - - - - - - - - - - - - - - -


To Obtain a Statement of Additional Information, please complete the form below and mail to:

             ICMG
             Attn:  Group Annuity Operations
             100 Campus Drive, Suite 250
             Florham Park, NJ 07932

Please send a Statement of Additional Information for ICMG Secular Trust Separate Account to me at the following address:


-----------------------------
Name

-----------------------------
Street

-----------------------------
City/State            Zip Code

                       - - - - - - - - - - - - - - - - - -

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        Hartford Life Insurance Company -

                       ICMG SECULAR TRUST SEPARATE ACCOUNT



This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to ICMG, Attn: Group Annuity Operations, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.




Date of Prospectus:

Date of Statement of Additional Information:













Form HV-        Printed in U.S.A.

                                TABLE OF CONTENTS


SECTION                                                                 PAGE NO.
-------                                                                 --------
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . .     4

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .     4

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . .     4

DISTRIBUTION OF CERTIFICATES . . . . . . . . . . . . . . . . . . . . . .     4

ANNUITY/PAYOUT PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . .     5

   Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . . . . .     5

   The Annuity Unit and Valuation. . . . . . . . . . . . . . . . . . . .     5

   Determination of Payment Amount . . . . . . . . . . . . . . . . . . .     6

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . .     7

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . .     8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .     11

                                  INTRODUCTION

The Group Flexible Premium Deferred Variable Annuity Individually Allocated Certificates ("Certificates") described in the prospectus are offered to employee-participants of nonqualified deferred compensation and supplemental executive retirement plans.

The Premium Payments under a Certificate, less any applicable Premium Taxes and federal taxes imposed under Section 848 of the Code, will be applied to the Separate Account. Accordingly, the net Premium Payment under the Certificate will be applied to purchase interests in one or more of the following twelve
Divisions: HVA Money Market Fund, Inc., Hartford Bond Fund, Inc. and Hartford Capital Appreciation Fund, Inc., sponsored by HL; the Partners Portfolio, Balanced Portfolio and Limited Maturity Bond Portfolio of Neuberger & Berman Advisers Management Trust; the Equity-Income Portfolio and High Income Portfolio of Fidelity Variable Insurance Products Fund; the Asset Manager Portfolio of Fidelity Variable Insurance Products Fund II; the Quality Bond Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; the Emerging Markets Series of GCG Trust; and the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of the Alger American Fund.

Shares of the Portfolios are purchased by the Separate Account without the imposition of any additional sales charge. The value of a Certificate depends on the value of the shares of the Portfolio held by the Separate Account pursuant to that Certificate. As a result, the Certificate Owner bears the investment risk since market value of the shares may increase or decrease.

The Certificates provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Certificate Owner dies before the Annuity Commencement Date, the Beneficiary will receive the Certificate Value determined on the date of receipt of due proof of death by HL in its Home Office. However, if, upon death prior to the Annuity Commencement Date, the Annuitant or Certificate Owner, as applicable, had not attained his 85th birthday, the Beneficiary will receive the greater of (a) the Investment Value as determined on the date of receipt of due proof of death acceptable to HL and received in its Customer Service Center, or (b) 100% of the all Premium Payments made by the Certificate Owner under the Certificate, reduced by the amount of any partial withdrawals since the Certificate Date. If the Annuitant or Certificate Owner had attained age 85 prior to death, the Death Benefit will be equal to the Investment Value.

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("HL") was originally incorporated under the laws of Massachusetts on June 5, 1902. It was subsequently redomiciled to Connecticut. It is a stock life insurance company engaged in the business of writing health and life insurance, both ordinary and group, in all states of the United States and the District of Columbia. The offices of HL are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. HL is ultimately 100% owned by Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of ITT Corporation.

HL has an A+ (Superior) rating from A.M. Best and Company, Inc. HL has an AA+ rating from Standard and Poor's and Duff and Phelps' highest rating of AAA based on its claims-paying ability.


These ratings do not apply to the performance of the Separate Account. However, the Certificate obligations under this Variable Annuity are the general corporate obligations of HL. These ratings do apply to HL's ability to meet its insurance obligations under the Certificate.

SAFEKEEPING OF ASSETS

The assets of the Separate Account are held by HL under a safekeeping arrangement.

INDEPENDENT PUBLIC ACCOUNTANTS

The financial statements and schedules included in this statement of additional information and elsewhere in the registration statement have been audited by Arthur Anderson LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. Reference is made to said report of Hartford Life Insurance Company (the depositor), which includes an explanatory paragraph with respect to the adoption of new accounting standards changing the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benfits.


DISTRIBUTION OF CERTIFICATES

Hartford Equity Sales, Inc. ("HESCO") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HESCO is a wholly-owned subsidiary of HL.

The securities will be sold by insurance and Variable Annuity agents of HL who are registered representatives of HESCO or independent Broker-Dealers. These Broker-Dealers are registered with the Commission under the Securities Exchange Act of 1934 as Broker-Dealers and are members of the National Association of Securities Dealers, Inc.

The offering of the Separate Account Certificates is continuous.

                              ANNUITY/PAYOUT PERIOD

ANNUITY PAYMENTS

Variable Annuity payments are determined on the basis of (1) a mortality table set forth in the Certificate and the type of Annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed Annuity payments are based on the Annuity tables contained in the Certificate, and will remain level for the duration of the Annuity.

The amount of the Annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Mortality and Expense Risk Charge," page __ of the prospectus).

For a Variable Annuity, the Annuitant will be paid the value of a fixed number of Annuity Units each month. The value of such units and the amounts of the monthly Variable Annuity payments will, however, reflect investment income occurring after retirement, and thus the Variable Annuity payments will vary with the investment experience of the Portfolio shares selected.

THE ANNUITY UNIT AND VALUATION

The value of the Annuity Unit for each Division in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Experience Factor (see "Valuation of Accumulation Units," commencing on page ___) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate discussed below.

          Illustration of Calculation of Annuity Unit Value
          -------------------------------------------------
1. Net Investment Factor for period. . . . . . . . . . .  1.011225

2. Adjustment for 4% Assumed Investment Rate . . . . . . . .999892


                                       -6-


3. 2x1 . . . . . . . . . . . . . . . . . . . . . . . . . .1.011116

4. Annuity Unit value, beginning of period . . . . . . . . .995995

5. Annuity Unit value, end of period (3x4) . . . . . . . .1.007066



DETERMINATION OF PAYMENT AMOUNT

When Annuity payments are to commence, the value of the Certificate is determined as the product of the value of the Accumulation Unit of each Division on that same day, and the number of Accumulation Units credited to each Division as of the date the Annuity is to commence.

The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Division under a Certificate. The first monthly payment varies according to the form and type of Annuity selected. The Certificate contains Annuity tables derived from the 1983(a) Individual Annuity Mortality Table with ages set back one year with an assumed investment rate ("A.I.R.") of 3.00% per annum for the Fixed Annuity and 5.00% per annum for the Variable Annuity.

The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Division (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.

Fixed Annuity payments are determined at annuitization by multiplying the values allocated (less applicable Premium Taxes) by a rate to be determined by HL which is no less than the rate specified in the Annuity tables in the Certificate.
The Annuity payment will remain level for the duration of the Annuity.

The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Division no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Payment Period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.


                         CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND, INC. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the HVA Money Market Fund, Inc. for a seven-day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Certificate charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

   Effective Yield = [(Base Period Return + 1) (365/7)] - 1

The HVA Money Market Fund, Inc.'s yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Divison.

The Hartford Bond Fund, Inc. and Limited Maturity Bond Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the first day of the period. This figure reflects the recurring charges at the Separate Account level.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Division over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years, and ten years or some other relevant periods if a Division has not been in existence for at least ten years.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Divisions against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Division to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Division will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees.

The manner in which total return and yield will be calculated for public use is described above.

                          PART I. FINANCIAL INFORMATION

Item 1.

                              FINANCIAL STATEMENTS

The following unaudited financial statements, reflect, in the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, the results of operations and the cash flows for the periods presented. Interim results are not indicative of the results which may be expected for any other interim period or the full year. For a description of accounting policies, see Notes to Consolidated Financial Statements in the 1994 Form 10-K.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                  (In Millions)


                                                           Quarter Ended          Six Months Ended
                                                             June 30,                 June 30,
                                                             --------                 --------
                                                          1995      1994           1995      1994
                                                          ----      ----           ----      ----
                                                            (unaudited)              (unaudited)
REVENUES:

Premiums and other considerations                      $   270   $   202        $   720   $   507
Net investment income                                      336       288            675       559
Net realized (losses) gains on investments                  (7)        3             (6)        6
                                                        ------    ------         ------    ------
                                                           599       493          1,389     1,072
                                                        ------    ------         ------    ------


BENEFITS, CLAIMS AND EXPENSES:

Benefits, claims and claim adjustment expenses             350       323            716       598
Amortization of deferred policy acquisition costs           50        35             92        77
Dividends to policyholders                                  69        46            297       185
Other insurance expenses                                    85        38            193       105
                                                        ------    ------         ------    ------
                                                           554       442          1,298       965
                                                        ------    ------         ------    ------


INCOME BEFORE INCOME TAX                                    45        51             91       107
Income tax expense                                          15        19             30        37
                                                        ------    ------         ------    ------

NET INCOME                                             $    30   $    32        $    61   $    70
                                                        ------    ------         ------    ------
                                                        ------    ------         ------    ------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                  (In Millions)


                                                              June 30,     December 31,
                                                                1995           1994
                                                              --------       --------
                                                            (unaudited)

                      ASSETS:

Investments:

Fixed maturities, available for sale, at fair value          $  14,331      $  13,429
Equity securities, at fair value                                    91             68
Mortgage loans, at outstanding principal balance                   296            316
Policy loans, at outstanding balance                             3,681          2,614
Other investments                                                  104            107
                                                                ------         ------
                                                                18,503         16,534


Cash                                                                83             20
Premiums and amounts receivable                                     73            160
Reinsurance recoverable                                          5,948          5,466
Accrued investment income                                          371            378
Deferred policy acquisition costs                                1,990          1,809
Deferred income tax                                                454            590
Other assets                                                       141             83
Separate account assets                                         28,881         22,809
                                                                ------         ------
                                                             $  56,444      $  47,849
                                                                ------         ------
                                                                ------         ------


       LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits                                       $   2,245       $  1,890
Other policyholder funds                                        22,578         21,328
Other liabilities                                                1,215          1,000
Separate account liabilities                                    28,881         22,809
                                                                ------         ------
                                                                54,919         47,027
                                                                ------         ------


Common stock - authorized 1,000 shares, $5,690 par value,
  issued and outstanding 1,000 shares                                6              6
Capital surplus                                                  1,009            826
Unrealized loss on securities, net of tax                         (195)          (654)
Retained earnings                                                  705            644
                                                                ------         ------
                                                                 1,525            822
                                                                ------         ------
                                                             $  56,444      $  47,849
                                                                ------         ------
                                                                ------         ------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (In Millions)


                                                                                Six Months
                                                                              Ended June 30,
                                                                              --------------
                                                                            1995          1994
                                                                            ----          ----
                                                                                (unaudited)
OPERATING ACTIVITIES:
NET INCOME                                                               $    61       $    70
Adjustments to net income:
Net realized investment gains (losses) before tax                              4            (3)
Net policyholder investment losses (gains) before tax                          2             0
Net deferred policy acquisition costs                                       (181)         (186)
Net amortization of premium on fixed maturities                                7            27
Deferred income tax benefits                                                (120)          (54)
Decrease in premiums and amounts receivable                                    3            27
(Increase) decrease in other assets                                          (33)            2
(Increase) decrease in reinsurance recoverable                               (60)           10
Increase in liability for future policy benefits                             354           139
Increase in other liabilities                                                 57            25
Decrease (increase) in accrued investment income                               7           (70)
                                                                          ------        ------
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES                             101           (13)
                                                                          ------        ------

INVESTING ACTIVITIES:
Purchases of fixed maturity investments                                   (2,150)       (6,691)
Proceeds from sales of fixed maturity investments                          2,835         4,127
Maturities and principal paydowns of long-term investments                   574         1,336
Net purchases of other investments                                        (1,240)         (704)
Net (purchases) sales of short-term investments                             (894)          653
                                                                          ------        ------
CASH USED FOR INVESTING ACTIVITIES                                          (875)       (1,279)
                                                                          ------        ------

FINANCING ACTIVITIES:
Net receipts from investment and UL-type contracts credited to
  policyholder account balances                                              837         1,227
Capital contributions                                                          0           100
                                                                          ------        ------
CASH PROVIDED BY FINANCING ACTIVITIES                                        837         1,327
                                                                          ------        ------

NET INCREASE IN CASH                                                          63            35
Cash at beginning of period                                                   20             1
                                                                          ------        ------
CASH AT END OF PERIOD                                                    $    83       $    36
                                                                          ------        ------
                                                                          ------        ------

                   Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                              RESULTS OF OPERATIONS
                                  (In Millions)

                      QUARTER ENDED JUNE 30, 1995 AND 1994



                                              ILAD                AMS              SPECIALTY            TOTAL
                                              ----                ---              ----------           ------
                                         1995      1994      1995      1994      1995      1994      1995      1994
                                         ----      ----      ----      ----      ----      ----      ----      ----
REVENUES                                 $218      $167      $182      $194      $199      $132      $599      $493
BENEFITS, CLAIMS, EXPENSES AND TAXES      186       145       190       188       193       128       569       461
                                        -----     -----     -----     -----     -----    ------    ------    ------

NET INCOME (LOSS)                         $32       $22       $(8)       $6        $6        $4       $30       $32
                                        -----     -----     -----     -----     -----    ------    ------    ------
                                        -----     -----     -----     -----     -----    ------    ------    ------

INDIVIDUAL LIFE AND ANNUITY DIVISION (ILAD)

The premiums, investment income, management and maintenance fees and cost of insurance associated with this growing asset base continue to be the source of ILAD's increased revenues. New deposits of fixed and variable annuities in the three months ended June 30, 1995 were approximately $1 billion, a decrease from prior year sales of $1.6 billion, but are not reported as revenues. New business sales have slowed, however the past two years have seen unprecedented growth for this line of business and the current trend is more indicative of stable continual growth. Net income continues to grow due to the nature of these products in that revenues and earnings are earned primarily on the existing asset base.

ASSET MANAGEMENT SERVICES (AMS)

Second quarter results remain consistent with first quarter experience but are down from the prior year quarter. The guaranteed rate contract (GRC) line was particularly impacted by investment prepayment activity. Additionally, since interest credited to contractholders is fixed, this expense remains constant even as investment income declines.

SPECIALTY

The growth of the Specialty line is based primarily on increased sales of corporate owned life insurance. New deposit premiums (not reported as revenues) during the second quarter were $500 million compared to $400 million in 1994. Revenues increased due to the continued growth in this line of business resulting in increases in cost of insurance and maintenance fees and interest earned on policy loans. In part, this reflects the 1994 recapture of reinsurance previously ceded to a third party. The corresponding increase in benefits, claims and expenses is primarily due to increases in dividends to policyholders, as a significant portion of this block is written on a participating basis.

                     SIX MONTHS ENDED JUNE 30, 1995 AND 1994



                                              ILAD                AMS              SPECIALTY            TOTAL
                                              ----                ---              ----------            -----
                                         1995      1994      1995      1994      1995      1994      1995      1994
                                         ----      ----      ----      ----      ----      ----      ----      ----
REVENUES                                 $408      $322      $388      $394      $593      $356    $1,389    $1,072
BENEFITS, CLAIMS, EXPENSES AND TAXES      341       277       405       377       582       348     1,328     1,002
                                        -----     -----     -----     -----     -----    ------    ------    ------
NET INCOME (LOSS)                         $67       $45      $(17)      $17       $11        $8       $61       $70
                                        -----     -----     -----     -----     -----    ------    ------    ------
                                        -----     -----     -----     -----     -----    ------    ------    ------

                   Item 2. MANAGEMENT'S NARRATIVE ANALYSIS OF
                              RESULTS OF OPERATIONS
                                  (In Millions)



INDIVIDUAL LIFE AND ANNUITY DIVISION (ILAD)

Growth in fixed and variable annuity sales, as well as several assumption reinsurance transactions in the last several years have increased the assets under management in this segment to over $26 billion through June 1995. The premiums, investment income, management and maintenance fees and cost of insurance associated with this growing asset base continue to be the source of ILAD's increased revenues. New deposits of fixed and variable annuities in the first six months of 1995 were approximately $3 billion, but are not reported as revenues, a slight decrease from prior year sales of $3.2 billion.

ASSET MANAGEMENT SERVICES (AMS)

This segment, consistent with the industry, has experienced a decline in net investment income due to interest rate drops. The guaranteed rate contract
(GRC) line was particularly impacted by investment prepayment activity in excess of expectations. Additionally, since interest credited to contractholders is fixed, this expense remains constant even as investment income declines. Although income for this line will continue to be impacted from these prepayments, hedging strategies are in place that limit volatility against future interest rate movements.

SPECIALTY

The growth of the Specialty line is based primarily on increased sales of corporate owned life insurance. New deposit premiums (not reported as revenues) during the first six months were $1.8 billion compared to $900 million in 1994. Revenues increased due to the continued growth in this line of business resulting in increases in cost of insurance and maintenance fees and interest earned on policy loans. In part, this reflects the 1994 recapture of reinsurance previously ceded to a third party, as well as revenues on a block of business assumed from a third party in December of 1994. The corresponding increase in benefits, claims and expenses is primarily due to increases in dividends to policyholders, as a significant portion of this block is written on a participating basis.

NOTES TO THE FINANCIAL STATEMENTS:

On June 30, 1995, The Company received a non-cash capital contribution of $183 million.

                           PART II.  OTHER INFORMATION



ITEM 6.        EXHIBITS AND REPORTS ON FORM 8-K


   (a) See Exhibit Index

   (b) None.

                                    SIGNATURE



     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.





                                   Hartford Life Insurance Company
                                             (Registrant)


                                      by     /s/ Stephen P. Minihan
                                        ----------------------------------------
August 11, 1995                              Stephen P. Minihan

                                        Assistant Vice President & Controller
                                             (Chief Accounting Officer)

                                  EXHIBIT INDEX



Exhibit
Number                   Description                                    Location
-------                  -----------                                    --------

 (2)           Plan of acquisition, reorganization, arrangement,
               liquidation or succession                                  None

 (4)           Instruments defining the rights of security holders,
               including indentures                                       None

(11)           Statement re computation of per share earnings             None

(15)           Letter re unaudited interim financial information          None

(18)           Letter re change in accounting principles                  None

(19)           Previously unfiled documents                               None

(20)           Report furnished to security holders                       None

(23)           Published report regarding matters submitted to
               vote of security holders                                   None

(24)           Consents of experts and counsel                            None

(25)           Power of attorney                                          None

(28)           Additional exhibits                                        None

                              ARTHUR ANDERSEN LLP
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To Hartford Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial
statements are free of material misstatement.   An audit includes examining,
on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1994 in conformity with generally accepted accounting principles.

As discussed in the accompanying notes to the consolidated financial statements, the Company adopted new accounting standards promulgated by the Financial Accounting Standards Board, changing its methods of accounting as of January 1, 1994, for debt and equity securities and, effective January 1, 1992, for postretirement benefits other than pensions and postemployment benefits.


                                        ARTHUR ANDERSEN LLP


Hartford, Connecticut
January 30, 1995 (except with respect to the matter discussed in Note 10, as to which the date is October 6, 1995)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                  (IN MILLIONS)


                                                 FOR THE YEARS ENDED DECEMBER 31,

                                                      1994      1993      1992
REVENUES:
Premiums and other considerations                   $1,100    $  747   $  259
Net investment income                                1,292     1,051      907
Net realized gains on investments                        7        16        5
                                                    ------    ------    ------
                                                     2,399     1,814    1,171

BENEFITS, CLAIMS AND EXPENSES:
Benefits, claims and claim
   adjustment expenses                               1,405     1,046      797
Amortization of deferred policy
    acquisition costs                                  145       113       55
Dividends to policyholders                             419       227       47
Other insurance expenses                               227       210      138
                                                    ------    ------    ------
                                                     2,196     1,596    1,037

INCOME BEFORE INCOME TAX AND
    CUMULATIVE EFFECT OF CHANGES IN
    ACCOUNTING PRINCIPLES                              203       218      134
Income tax expense                                      65        75       45
                                                    ------    ------    ------

INCOME BEFORE CUMULATIVE EFFECT OF
    CHANGES IN ACCOUNTING PRINCIPLES                   138       143       89

Cumulative effect of changes in
    accounting principles net of tax benefit of $7       -         -      (13)
                                                    ------    ------    ------

NET INCOME                                          $  138    $  143    $  76
                                                    ------    ------    ------
                                                    ------    ------    ------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                  (IN MILLIONS)

                                                           AS OF  DECEMBER 31,
                                                         1994           1993
                                                       --------       --------
            ASSETS

Investments:
Fixed maturities, available for sale, at fair
value in 1994 and at amortized cost in 1993
(amortized cost, $14,464  in 1994; fair
value, $12,845 in 1993)                                 $13,429        $12,597
Equity securities, at fair value                             68             90
Mortgage loans, at outstanding principal balance            316            228
Policy loans, at outstanding balance                      2,614          1,397
Other investments                                           107             40
                                                        -------        -------
                                                         16,534         14,352

Cash                                                         20              1
Premiums and amounts receivable                             160            327
Reinsurance recoverable                                   5,466          5,532
Accrued investment income                                   378            241
Deferred policy acquisition costs                         1,809          1,334
Deferred income tax                                         590            114
Other assets                                                 83            101
Separate account assets                                  22,809         16,284
                                                        -------        -------
                                                        $47,849        $38,286
                                                        -------        -------
                                                        -------        -------

      LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits                                   $1,890         $1,659
Other policyholder funds                                 21,328         18,234
Other liabilities                                         1,000            916
Separate account liabilities                             22,809         16,284
                                                        -------        -------
                                                         47,027         37,093

Common stock - authorized 1,000 shares, $5,690
par value, issued and outstanding 1,000 shares                6              6
Capital surplus                                             826            676
Unrealized losses on securities, net of tax                (654)            (5)
Retained earnings                                           644            516
                                                        -------        -------
                                                            822          1,193
                                                        -------        -------
                                                        $47,849        $38,286
                                                        -------        -------
                                                        -------        -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                  (IN MILLIONS)


                                                                                         UNREALIZED
                                                                                       GAINS(LOSSES)                     TOTAL
                                                                COMMON        CAPITAL        ON            RETAINED  STOCKHOLDER'S
                                                                STOCK         SURPLUS    SECURITIES        EARNINGS      EQUITY
                                                                -----         -------    ----------        --------      ------
BALANCE, DECEMBER 31, 1991                                       $   6        $  439         $    1         $  297         $  743
Net Income                                                                                                      76             76
Capital Contribution                                                 -            25              -              -             25
Excess of assets over liabilities on
 reinsurance assumed from affiliate                                  -            34              -              -             34
Change in unrealized losses on equity
  securities, net of tax                                             -             -             (1)             -             (1)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1992                                           6           498              0            373            877
                                                                ------        -------        -------        -------        -------
Net Income                                                           -             -              -            143            143
Capital Contribution                                                 -           180              -              -            180
Excess of assets over liabilities on
 reinsurance assumed from affiliate                                  -            (2)             -              -             (2)
Change in unrealized losses on equity
  securities, net of tax                                             -             -             (5)             -             (5)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1993                                           6           676             (5)           516          1,193
                                                                ------        -------        -------        -------        -------
Net Income                                                           -             -              -            138            138
Capital Contribution                                                 -           150              -              -            150
Dividends Paid                                                       -             -              -            (10)           (10)
Change in unrealized losses on securities,
   net of tax *                                                      -             -           (649)             -           (649)
                                                                ------        -------        -------        -------        -------
BALANCE, DECEMBER 31, 1994                                       $   6        $  826         $ (654)        $  644         $  822
                                                                ------        -------        -------        -------        -------
                                                                ------        -------        -------        -------        -------

* The 1994 change in unrealized losses on securities, net of tax, includes a gain of $91 due to adoption of SFAS #115 as discussed in note 1b to the consolidated financial statements.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASHFLOW
                                  (IN MILLIONS)


                                              FOR THE YEARS ENDED DECEMBER 31,
                                                  1994       1993       1992
                                                  ----       ----       ----
OPERATING ACTIVITIES:
NET INCOME                                      $   138    $   143    $    76
Cumulative effect of accounting changes               -          -         13
Adjustments to net income:
Net realized investment gains before tax             (7)       (16)        (5)
Net policyholder investment losses
  (gains) before tax                                  5        (15)       (15)
Net deferred policy acquisition costs              (441)      (292)      (278)
Net amortization of premium (discount) on
  fixed maturities                                   41          2        (16)
Deferred income tax benefits                       (128)      (121)       (14)
(Increase) decrease  in premiums and
  amounts receivable                                 10        (28)       (14)
Increase in accrued investment income              (106)        (4)      (116)
Decrease(increase) in other assets                  101        (36)        88
Decrease(increase)  in reinsurance
  recoverable                                        75       (121)         0
Increase in liability for future policy
  benefits                                          224        360        527
Increase in other liabilities                       191        176         92
                                                --------  ---------   --------
CASH PROVIDED BY OPERATING ACTIVITIES               103         48        338
                                                --------  ---------   --------
INVESTING ACTIVITIES:
Purchases of fixed maturity investments          (9,127)   (12,406)    (8,948)
Proceeds from sales of fixed maturity
  investments                                     5,708      8,813      5,728
Maturities and principal paydowns of
  long-term investments                           1,931      2,596      1,207
Net purchases of other investments               (1,338)      (206)      (106)
Net sales (purchases) of short-term
  investments                                       135       (564)       221
                                                --------  ---------   --------
CASH USED FOR INVESTING ACTIVITIES               (2,691)    (1,767)    (1,898)
                                                --------  ---------   --------
FINANCING ACTIVITIES:
Net receipts from investment and UL-type
contracts credited to policyholder account
balances                                          2,467      1,513      1,512
Capital contribution                                150        180         25
Excess of assets over liabilities on
  reinsurance assumed from affiliate                 -           -         34
Dividends paid                                      (10)         -          -
                                                --------  ---------   --------
CASH PROVIDED BY FINANCING
  ACTIVITIES                                      2,607      1,693      1,571
                                                --------  ---------   --------
NET INCREASE(DECREASE) IN CASH                       19        (26)        11
Cash at beginning of period                           1         27         16
                                                --------  ---------   --------
CASH AT END OF PERIOD                           $    20    $     1    $    27
                                                --------  ---------   --------
                                                --------  ---------   --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                          (DOLLAR AMOUNTS IN MILLIONS)

1.   SIGNIFICANT ACCOUNTING POLICIES

     (A)  BASIS OF PRESENTATION:

          These consolidated financial statements include Hartford Life Insurance Company (the Company or HLIC) and its wholly-owned subsidiaries, ITT Hartford Life and Annuity Company (ILA) and ITT Hartford International Life Reassurance Corporation (HLR), formerly American Skandia Life Reinsurance Corporation. HLIC is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA).
          The Company is ultimately owned by Hartford Fire Insurance Company (Hartford Fire), which is ultimately owned by ITT Hartford Group, Inc., a subsidiary of ITT Corporation (ITT).

          The consolidated financial statements are prepared in conformity with generally accepted accounting principles which differ in certain material respects from the accounting practices prescribed or permitted by various insurance regulatory authorities.

          Certain reclassifications have been made to prior year financial statements to conform to current year classifications.

     (B)  CHANGES IN ACCOUNTING PRINCIPLES:

          Effective January 1, 1992, the Company adopted Statement of Financial Accounting Standards (SFAS)No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions" and SFAS No. 112, Employers' Accounting for Postemployment Benefits", using the immediate recognition method. Accordingly, a cumulative adjustment (through December 31, 1991) of $7 after-tax has been recognized at January 1, 1992.

          Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the adjustment impacts Stockholder's Equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been recorded at fair value with the corresponding impact included in Stockholder's Equity. Under SFAS No. 115, the Company's fixed maturities are classified as "available for sale" and accordingly, these investments are reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Unrealized Loss on Securities, Net of Tax."
          As with the underlying investment security, unrealized gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91.

          The Company's cash flows were not impacted by these changes in accounting principles.

     (C)  REVENUE RECOGNITION:

          Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders. Deferred acquisition costs are amortized using the retrospective deposit method for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit and the prospective deposit method is used where investment margins are the primary source of profit.

     (D)  FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS:

          Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal, mortality and morbidity assumptions which vary by plan, year of issue and policy durations and include a provision for adverse deviation. Liabilities for universal life insurance and investment products represent policy account balances before applicable surrender charges.

     (E)  POLICYHOLDER REALIZED GAINS AND LOSSES:

          Realized gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

     (F)  DEFERRED POLICY ACQUISITION COSTS:

          Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring traditional life insurance products, are deferred and amortized over the lesser of the estimated or actual contract life. For universal life insurance and investment products, acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins.

     (G)  INVESTMENTS:

          Investments in fixed maturities are classified as available for sale and accordingly reflected at fair value with the corresponding impact of unrealized gains and losses, net of tax, included as a component of
          stockholder's equity.   Securities and derivative instruments,
          including swaps, caps, floors, futures, forward commitments and collars, are based on dealer quotes or quoted market prices for the same or similar securities. While the Company has the ability and intent to hold all fixed income securities until maturity, due to contract obligations, interest rates and tax laws, portfolio activity occurs. These trades are motivated by the need to optimally position investment portfolios in reaction to movements in capital markets or distribution of policyholder liabilities. When an other than temporary reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Real estate is carried at cost less accumulated depreciation. Equity securities, which include common stocks, are carried at market value with the after-tax difference from cost reflected in stockholder's equity. Realized investment gains and losses, after deducting life and pension policyholders share are reported as a component of revenue and are determined on a specific identification basis.

     (H)  DERIVATIVE FINANCIAL INSTRUMENTS

          The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including swaps, caps, collars and exchange traded financial futures, are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Gains or losses on futures purchased in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as a basis adjustment to the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the basis of the hedged asset when the contract is closed. The basis adjustments are amortized into investment income over the remaining asset life.

          Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the income statement as a component of investment income.

          The Company's accounting for interest rate swaps and purchased or written caps, floors, and options used to manage risk is in accordance with the concepts established in SFAS 80, "Accounting for Futures Contracts", the American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options" and various EITF pronouncements, except for written options which are written in all cases in conjunction with other assets and derivatives as part of an overall risk management strategy. Such synthetic instruments are accounted for as hedges. Derivatives, used as part of a risk management strategy, must be designated at inception and have consistency of terms between the synthetic instrument and the financial instrument being replicated. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Interest rate swaps and purchased or written caps, floors and options which fail to meet management criteria are accounted for at fair market value with the impact reflected in net income.

          Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net payments are recognized as an adjustment to income. Should the swap be terminated, the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. The basis of the underlying asset or liability is adjusted to reflect changing market conditions such as prepayment experience. Should the asset be sold or liability terminated, the gains or losses on the terminated position are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components. That is, the settlement component is recognized in the Statement of Income while the change in market is recognized as an unrealized gain or loss.

          Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements used for risk management, as well as the net payments, are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life.

          Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

     (I)  RELATED PARTY TRANSACTIONS:

          Transactions of the Company with its parent and affiliates relate principally to tax settlements, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims.

          Substantially all general insurance expenses related to the Company, including rent expenses, are initially paid by Hartford Fire. Direct expenses are allocated to the Company using specific identification and indirect expenses are allocated using other applicable methods.

          The rent paid to Hartford Fire for the space occupied by the Company
          was $3   in 1994, 1993, and 1992 respectively.  The Company expects to pay rent of $3 in 1995, 1996, 1997,1998, and 1999 respectively and $60 thereafter, over the contract life of the lease.

          See also Note (4) for the related party coinsurance agreements.

2.   INVESTMENTS

     (A)  COMPONENTS OF NET INVESTMENT INCOME:



                                                  1994        1993       1992
                                                  ----        ----       ----
Interest income                                  $1,247      $1,007       $894
Income from other investments                        54          53         15
                                                 ------      ------     ------
GROSS INVESTMENT INCOME                           1,301       1,060        909
Less: investment expenses                             9           9          2
                                                 ------      ------     ------
NET INVESTMENT INCOME                            $1,292      $1,051       $907
                                                 ------      ------     ------
                                                 ------      ------     ------

     (B)  UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES:

                                                  1994        1993       1992
                                                  ----        ----       ----
Gross unrealized gains                            $  2        $  3        $ 2
Gross unrealized losses                            (11)        (11)        (2)
Deferred income tax expense (benefit)               (3)         (3)         0
                                                 ------      ------     ------
NET UNREALIZED LOSSES AFTER TAX                     (6)         (5)         0
Balance at beginning of year                        (5)          0          1
                                                 ------      ------     ------
CHANGE IN NET UNREALIZED LOSSES ON
  EQUITY SECURITIES                               $ (1)       $ (5)       $(1)
                                                 ------      ------     ------
                                                 ------      ------     ------

     (C)  UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES:

                                                  1994        1993       1992
                                                  ----        ----       ----
Gross unrealized gains                         $   150       $ 538      $ 521
Gross unrealized losses                         (1,185)       (290)      (302)
                                               --------      ------     ------
NET UNREALIZED (LOSSES) GAINS                   (1,035)        248        219
Unrealized losses credited to policyholders         37           0          0
Deferred income tax expense (benefit)             (350)         87         75
                                               --------      ------     ------
NET UNREALIZED  (LOSSES) GAINS AFTER TAX          (648)        161        144
Balance at beginning of year                       161         144        297
                                               --------      ------     ------
CHANGE IN NET UNREALIZED (LOSSES)GAINS ON
  FIXED MATURITIES                             $  (809)      $  17      $(153)
                                               --------      ------     ------
                                               --------      ------     ------

     (D)  COMPONENTS OF NET REALIZED GAINS:

                                                  1994        1993       1992
                                                  ----        ----       ----
Fixed maturities                                  $(34)       $(12)       $20
Equity securities                                  (11)          0          3
Real estate and other                               47          43         (3)
Less: (decrease)increase in liability
  to policyholders for realized gains               (5)         15         15
                                                 ------      ------     ------
NET REALIZED GAINS                                $  7        $ 16        $ 5
                                                 ------      ------     ------
                                                 ------      ------     ------

                                      F-10

     (E)  DERIVATIVE INVESTMENTS:

          A summary of investments, segregated by major category along with the types of derivatives and their respective notional amounts, are as follows as of December 31, 1994 :


                            SUMMARY OF INVESTMENTS
                            AS OF DECEMBER 31, 1994
                               (CARRYING AMOUNTS)

                                                                         ISSUED CAPS,    PURCHASED
                                         TOTAL CARRYING        NON-        FLOORS &     CAPS, FLOORS        FUTURES          SWAPS
                                              VALUE         DERIVATIVE    OPTIONS (B)  & OPTIONS (C)          (D)             (F)
                                         --------------     ----------   ------------  -------------       --------         ------
Asset Backed Securities                         $5,670          $5,690          $(31)            $24             $0          $(13)
Inverse Floaters (A)                               474             482            (9)              4              0            (3)
Anticipatory (E)                                   (30)              0             0               2              0           (32)
                                               --------        -------         ------         ------         ------         ------
TOTAL ASSET BACKED SECURITIES                    6,114           6,172           (40)             30              0           (48)

Other Bonds and Notes                            6,533           6,606             0               0              0           (73)

Short-Term Investments                             782             782             0               0              0             0
                                               --------        -------         ------         ------         ------         ------
TOTAL FIXED MATURITIES                          13,429          13,560           (40)             30              0          (121)

Other Investments                                3,105           3,105             0               0              0             0
                                               --------        -------         ------         ------         ------         ------

TOTAL INVESTMENTS                              $16,534         $16,665          $(40)            $30             $0         $(121)
                                               --------        -------         ------         ------         ------         ------
                                               --------        -------         ------         ------         ------         ------

                     SUMMARY OF  INVESTMENTS IN DERIVATIVES
                            AS OF DECEMBER 31, 1994
                               (NOTIONAL AMOUNTS)

                                                          ISSUED CAPS,    PURCHASED
                                         TOTAL NOTIONAL     FLOORS, &   CAPS, FLOORS,        FUTURES          SWAPS
                                            AMOUNT         OPTIONS (B)  & OPTIONS (C)          (D)             (F)
                                         --------------   ------------  -------------       --------         ------
Asset Backed Securities                          $4,244         $1,311         $2,546            $75           $312
Inverse Floaters (A)                              1,129            277             63              3            786
Anticipatory (E)                                    835              0            209            101            525
                                                -------        -------        -------        -------        -------
TOTAL ASSET BACKED                                6,208          1,588          2,818            179          1,623

Other Bonds and Notes                               670              0             72             74            524

Short-Term Investments                                0              0              0              0              0
                                                -------        -------        -------        -------        -------
TOTAL FIXED MATURITIES                            6,878          1,588          2,890            253          2,147

Other Investments                                    16              0              3              0             13
                                                -------        -------        -------        -------        -------

TOTAL INVESTMENTS                                $6,894         $1,588         $2,893           $253         $2,160
                                                -------        -------        -------        -------        -------
                                                -------        -------        -------        -------        -------

A summary of the notional and fair value of derivatives with off Balance Sheet risk as of December 31, 1993 is as follows:


                              ISSUED SWAPS, CAPS
                              FLOORS AND COLLARS   FUTURES  FORWARDS     TOTAL
                              ------------------   -------  --------     -----
Notional                                 $7,015     $1,792       $91   $8,898
Fair Value                                  $(4)        $0        $1      $(3)

     (A) Inverse floaters, which are variations of CMO's for which the coupon rates move inversely with an index rate (e.g. LIBOR). The risk to principal is considered negligible as the underlying collateral for
          the securities is guaranteed or sponsored by government agencies.   To
          address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and issued floors.

     (B) Comprised primarily of caps ($1,459) with a weighted average strike rate of 7.7% (ranging from 6.8% to 10.2%). Over 70% mature in 1997 and 1998. Issued floors total $125 with a weighted average strike rate of 8.3% and mature in 2004.

     (C) Comprised of purchased floors ($1,856), purchased options and collars ($633) and purchased caps ($404). The floors have a weighted average strike price of 5.8% (ranging from 4.8% and 6.6%) and over 85% mature in 1997 and 1998. The options and collars generally mature in 1995 and 2002. The caps have a weighted average strike price of 7.2% (ranging from 4.5% and 8.9%) and over 66% mature in 1997 through 1999.

     (D)  Over 95% of futures contracts expire before December 31, 1995.

     (E) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the consolidated balance sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1994, these were $(33) million in net deferred losses for futures, interest rate swaps and purchased options.

     (F) The following table summarizes the maturities of interest rate and foreign currency swaps outstanding at December 31, 1994 and the related weighted average interest pay rate or receive rate assuming current market conditions:

            MATURITY OF SWAPS ON INVESTMENTS  AS OF DECEMBER 31, 1994

                                                                                                                          MATURITY
      DERIVATIVE TYPE                                  1995      1996      1997      1998      1999      2000+     TOTAL     LAST
      ---------------                                  ----      ----      ----      ----      ----      -----     -----  --------
INTEREST RATE SWAPS:
PAY FIXED/RECEIVE VARIABLE:
Notional Value                                            $0       $15       $50        $0      $446      $268      $779      2004
Weighted Average Pay Rate                               0.0%      5.0%      7.2%      0.0%      8.2%      7.8%      7.9%
Weighted Average Receive Rate                           0.0%      6.4%      5.7%      0.0%      7.5%      6.5%      7.0%
PAY VARIABLE/RECEIVE FIXED:
Notional Value                                          $311       $50      $100       $25      $175      $100      $761      2002
Weighted Average Pay Rate                               5.1%      5.3%      5.5%      5.3%      5.4%      6.0%      5.4%
Weighted Average Receive Rate                           8.0%      8.0%      7.5%      4.0%      4.5%      7.2%      6.9%
PAY VARIABLE/RECEIVE DIFFERENT VARIABLE:
Notional Value                                           $95       $50       $18       $15        $5      $232      $415      2005
Weighted Average Pay Rate                               4.2%      6.4%      6.8%      6.2%      0.0%      6.0%      5.7%
Weighted Average Receive Rate                           9.1%      6.3%      9.5%      6.4%      0.0%      6.3%      7.1%
TOTAL INTEREST RATE SWAPS                               $406      $115      $168       $40      $626      $600    $1,955      2004
Total Weighted Average Pay Rate                         4.9%      5.7%      6.1%      5.6%      7.4%      6.8%      6.5%
Total Weighted Average Receive Rate                     8.2%      7.1%      7.2%      4.9%      6.7%      6.5%      7.0%
FOREIGN CURRENCY  SWAPS                                  $35       $46       $29       $15       $10       $70      $205      2002
TOTAL SWAPS                                             $441      $161      $197       $55      $636      $670    $2,160      2005

          In addition to risk management through derivative financial instruments pertaining to the investment portfolio, interest rate sensitivity related to certain Company liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another, was $1.7 billion and $1.3 billion at December 31, 1994 and 1993 respectively. The weighted average pay rate is 6.2%; the weighted average receive rate is 6.6% , and these agreements mature at various times through 2004.


     (F)  CONCENTRATION OF CREDIT RISK:
          The Company has a reinsurance recoverable of $4.4 billion from Mutual Benefit Life Assurance Corporation (Mutual Benefit). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk.

          The Company currently owns $39.2 million par value of Orange County, California Pension Obligation Bonds, $17.1 million of which it continues to carry as available for sale under FASB 115 and $22.1 million which are included in the Separate Account Assets. While Orange County is currently operating under Protection of Chapter 9 of the Federal Bankruptcy Laws, the Company believes it is probable that it will collect all amounts due under the contractual terms of the bonds and that the bonds are not permanently or other than temporarily impaired.

          As of December 31, 1994 the Company owned $66.1 million of Mexican bonds, $52.3 million of which are payable in Mexican pesos but are fully hedged back to U.S. dollars, and $13.8 million of U.S. Dollar Denomination Mexican bonds. The primary risks associated with these securities is a default by the Mexican government or imposition of currency controls that prevent conversion of Mexican pesos to U.S. dollars. The Company believes both of these risks are remote.

     (G)  FIXED MATURITIES:
          The schedule below details the amortized cost and fair values of the Company's fixed maturities by component, along with the gross unrealized gains and losses:


                                                       1994
                                                       ----
                                  GROSS        GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED
                                  COST         GAINS      LOSSES    FAIR VALUE
                                ---------  -----------  ----------  ----------
U.S. Government and government
  agencies and authorities:
- guaranteed and sponsored         $1,516           $1       $(87)      $1,430
- guaranteed and sponsored
  - asset backed                    4,256           78       (571)       3,763
States, municipalities and
  political subdivisions              148            1        (12)         137
International governments             189            1        (14)         176
Public utilities                      531            1        (32)         500
All other corporate                 3,717           38       (297)       3,458
All other corporate
  - asset backed                    2,442           30       (121)       2,351
Short-term investments              1,665            0        (51)       1,614
                                  -------        -----    --------     -------
TOTAL                             $14,464         $150    $(1,185)     $13,429
                                  -------        -----    --------     -------
                                  -------        -----    --------     -------


                                                      1993
                                                      ----
                                               GROSS      GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED       FAIR
                                  COST         GAINS      LOSSES         VALUE
                                ---------   ----------  ----------      ------
U.S. Government and government
  agencies and authorities:
- guaranteed and sponsored        $ 1,637       $   15    $   (12)     $ 1,640
- guaranteed and sponsored
  - asset backed                    4,070          235       (219)       4,086
States, municipalities and
  political subdivisions               73            9           0          82
International governments             100            5         (3)         102
Public utilities                      423           20         (2)         441
All other corporate                 3,598          180        (42)       3,736
All other corporate
  - asset backed                    1,806           74        (12)       1,868
Short-term investments                890            0           0         890
                                 --------      -------    --------    --------
TOTAL                             $12,597       $  538    $  (290)     $12,845

                                 --------      -------    --------    --------
                                 --------      -------    --------    --------

          The amortized cost and estimated fair value of fixed maturity investments at December 31, 1994, by maturity, are shown below. Asset backed securities are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting the borrowers' rights to call or prepay their obligations.


                                        AMORTIZED COST    ESTIMATED FAIR VALUE
                                        --------------    --------------------
MATURITY
--------
Due in one year or less                        $ 2,214                 $ 2,183
Due after one year through five years            7,000                   6,647
Due after five years through ten years           3,678                   3,334
Due after ten years                              1,572                   1,265
                                             ---------               ---------
                                               $14,464                 $13,429
                                             ---------               ---------
                                             ---------               ---------

          Sales of fixed maturities excluding short-term fixed maturities for the years ended 1994, 1993, and 1992 resulted in proceeds of $5,708, $8,813, and $5,728, respectively, resulting in gross realized gains of $71, $192, and $140, and gross realized losses of $100, $219, and $135, respectively, not including policyholder gains and losses.
          Sales of equity securities and other investments for the years ended December 31, 1994, 1993, and 1992 resulted in proceeds of $159, $127 and $7, respectively, resulting in gross realized gains of $3, $0, and $3, and gross realized losses of $14, $0, and $0, respectively, not including policyholder gains and losses.

     (H)  FAIR VALUE OF FINANCIAL INSTRUMENTS NOT DISCLOSED ELSEWHERE :

          BALANCE SHEET ITEMS:


                                           1994                     1993
                                  CARRYING       FAIR    CARRYING        FAIR
                                   AMOUNT        VALUE    AMOUNT         VALUE
                                 ---------      ------   --------       ------
         ASSETS
Other invested assets:
Policy loans                        $2,614      $2,614     $1,397       $1,397
Mortgage loans                         316         316        228          228
Investments in partnership
  and trusts                            36          42         14           34
Miscellaneous                           67          67         22           63

         LIABILITIES
Other policy claims and
  benefits                         $13,001     $12,374    $11,140      $11,415

          The following methods and assumptions were used to estimate the fair value of each class of financial instrument:policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and other policy claims and benefits payable are determined by estimating future cash flows discounted at the current market rate.

3.   INCOME TAX

          The Company is included in ITT's consolidated U.S. Federal income tax return and remits to (receives from) ITT a current income tax provision (benefit) computed in accordance with the tax sharing arrangements between ITTand its insurance subsidiaries. The effective tax rate was 32% in 1994, and approximates the U.S. statutory tax rates of 35% in 1993 and 34% in 1992. The provision for income taxes was as follows:

INCOME TAX EXPENSE:
                                                  1994      1993      1992
                                                  ----      ----      ----
     Current                                      $185   $ $ 190   $ $ 124
     Deferred                                     (120)     (115)      (79)
                                                -------  --------  --------
                                                  $ 65   $ $  75   $ $  45
                                                -------  --------  --------
                                                -------  --------  --------

                                                   1994      1993      1992
                                                   ----      ----      ----
TAX PROVISION AT U.S. STATUTORY RATE                $71       $76       $46
Tax-exempt income                                    (3)        0         0
Foreign tax credit                                   (1)        0         0
Other                                                (2)       (1)       (1)
                                                  -----     -----     -----
PROVISION FOR INCOME TAX                           $ 65       $75       $45
                                                  -----     -----     -----
                                                  -----     -----     -----

     Income taxes paid were $ 244 , $301 and $36 in 1994, 1993, and 1992 respectively. The current taxes due from or (to) Hartford Fire were $46, and $19 in 1994 and 1993 respectively.

     Deferred  tax assets include the following:

                                                   1994      1993
                                                   ----      ----
Tax deferred acquisition cost                     $284      $158
Book deferred acquisition costs and  reserves     (134)      (30)
Employee benefits                                    7         7
Unrealized loss on "available for sale"
  securities                                       353         3
Investments and other                               80       (24)
                                                -------   -------
                                                  $590      $114
                                                -------   -------
                                                -------   -------

     Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1994 was $24.

4.   REINSURANCE

     The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Group life and accident and health insurance business is substantially reinsured to affiliated companies.

     Life insurance net retained premiums were comprised of the following:

                                                  1994      1993      1992
                                                  ----      ----      ----
Gross premiums                                   $1,316    $1,135      $680
Reinsurance assumed                                 299        93        30
Reinsurance ceded                                   515       481       451
                                                -------   -------     -----
NET RETAINED PREMIUMS                            $1,100      $747      $259
                                                -------   -------     -----
                                                -------   -------     -----

     Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1994, 1993 and 1992 approximated $164, $149, and $73, respectively.

     In December 1994, the Company assumed from a third party approximately $500 million of corporate owned life insurance reserves on a coinsurance
     basis.   Also in December 1994, ILA ceded to ITT Lyndon Insurance Company
     $1 billion in individual fixed and variable annuities on a modified coinsurance basis. These transactions did not have a material impact on consolidated net income.

     In October 1994, HLR recaptured approximately $500 million of corporate owned life insurance from a third party reinsurer. Subsequent to this transaction, HLIC and HLR restructured their coinsurance agreement from coinsurance to modified coinsurance, with the assets and policy liabilities placed in the separate account. In May 1994, HLIC assumed and reinsured the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $400 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.

     In June 1993, the Company assumed and partially reinsured the annuity, life and accident and sickness insurance policies of Fidelity Bankers Life Insurance Company in Receivership for Conservation and Rehabilitation, with account values of $3.2 billion. The Company received cash and investment grade assets to assume insurance and annuity contract obligations. Substantially all of these contracts were placed in the Company's separate accounts.

     In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of HLA. As a result of this transaction, the assets and liabilities of the company increased approximately $1 billion. The excess of liabilities assumed over assets received, of $2, was recorded as a decrease to capital surplus. The impact on consolidated net income was not significant.

     On November 4, 1992, the Company entered into a definitive agreement whereby the Company assumed the contract obligations of Mutual Benefit Life Assurance Corporation's (Mutual Benefit) individual corporate owned life insurance (COLI) contracts. The Company received $5.6 billion in cash and invested assets, $5.3 billion of which were policy loans, from Mutual Benefit for assuming the contract obligations. Simultaneously, the Company coinsured approximately 84% of the contract obligations back to Mutual Benefit, HLR and an unaffiliated reinsurer. In August 1993, the Company received assets of $300 million for assuming the group COLI contract obligations of Mutual Benefit, through an assumption reinsurance transaction. Under the terms of the agreement, the Company coinsured back
     75% of the liabilities to Mutual Benefit.   All  assets supporting Mutual
     Benefit's reinsurance liability to HLIC are placed in a "security trust", with Hartford Life as the sole beneficiary. The impact on 1992 consolidated net income was not significant.

     In 1992, all ordinary individual life insurance written and in force in HLA was assumed by HLIC. As a result of this transaction, the assets of HLIC increased by approximately $437, liabilities increased approximately $403. The excess of assets over liabilities of $34 was recorded as an increase in capital.

5.   PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $2, $3 and $2 in 1994, 1993 and 1992, respectively.

     The Company provides certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. Effective January 1, 1992, the Company adopted SFAS No. 106, using the immediate recognition method for all benefits accumulated to date. As of June 1992, the Company amended its plans, effective January 1, 1993, whereby the Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan amendments increased deductibles and set a defined dollar cap which limits average company contributions. The effect of these changes is not material. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by Hartford Fire, was $1, $1, and $1, for 1994, 1993, and 1992 respectively.

     The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 11% for 1994, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. The assumed weighted average discount rate was 8.5%. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.

6.   BUSINESS SEGMENT INFORMATION

The reportable segments and product groups of HLIC and its subsidiaries are:
INDIVIDUAL LIFE AND ANNUITIES (ILAD)
-Individual life
-Fixed and variable retirement annuities

ASSET MANAGEMENT SERVICES (AMS)
-Group Pension Plans products and services
-Deferred Compensation Plans products and services
-Structured Settlements and lottery annuities

SPECIALTY
-Corporate Owned Life Insurance (COLI) and HLR


                                            1994          1993          1992
                                           ------        ------        ------
REVENUES:
ILAD                                          $691          $595          $305
AMS                                            789           794           770
Specialty                                      919           425            96
                                           -------       -------       -------
                                            $2,399        $1,814        $1,171
                                           -------       -------       -------
                                           -------       -------       -------
INCOME BEFORE INCOME TAX:
ILAD                                          $139          $129           $73
AMS                                             38            71            56
Specialty                                       26            18             5
                                           -------       -------       -------
                                              $203          $218          $134
                                           -------       -------       -------
                                           -------       -------       -------
IDENTIFIABLE ASSETS:
ILAD                                       $26,668       $19,147        $9,474
AMS                                         13,334        12,416        11,198
Specialty                                    7,847         6,723         5,910
                                           -------       -------       -------
                                           $47,849     $  38,286     $  26,582
                                           -------       -------       -------
                                           -------       -------       -------

7.   STATUTORY NET INCOME AND SURPLUS

     Substantially all of the statutory surplus is permanently reinvested or is subject to dividend restrictions relating to various state regulations which limit the payment of dividends without prior approval.

     Statutory net income and surplus as of December 31 were:

                                              1994           1993         1992
                                              ----           ----         ----
Statutory net income                           $58            $63          $65

Statutory surplus                             $941           $812         $614

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

8.   SEPARATE ACCOUNTS:

     The Company maintains separate account assets and liabilities totaling $22.8 billion and $16.3 billion at December 31, 1994 and 1993, respectively which are reported at fair value. Separate account assets are segregated from other investments and are not subject to claims that arise out of any other business of the Company. Investment income and gains and losses of separate accounts accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $14.8 billion and $11.5 billion at December 31, 1994 and 1993, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate account assets totaling $8.0 billion and $4.8 billion at December 31, 1994 and 1993, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Investment income (including investment gains and losses) on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $256, $189, and $92, in 1994, 1993, and 1992, respectively.

     The guaranteed separate accounts include modified guaranteed individual annuity, and modified guaranteed life insurance. The average credit interest rate on these contracts is 6.44%. The assets that support these liabilities are comprised of $7.5 billion in bonds and $.5 billion in policy loans. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which total $(16.2) million in carrying value and $3.2 billion in notional amounts.

9.   COMMITMENTS AND CONTINGENCIES

     In August 1994, HLIC renewed a two year note purchase facility agreement which in certain instances obligates the Company to purchase up to $100 million in collateralized notes from a third party. The Company is receiving fees for this commitment. At December 31, 1994, the Company has not purchased any notes under this agreement.

     In March 1987, HLIC guaranteed the commercial mortgages (principal and accrued interest) that were sold under a pooling and servicing agreement of the same date. Mortgages aggregating approximately $53.0million were sold in this transaction, and the remaining balance on these loans is $21.1 million. There was no impact on operations due to this guarantee.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on HLIC under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states.

     The Company is involved in various legal actions, some of which involve claims for substantial amounts. In the opinion of management the ultimate liability with respect to such lawsuits, as well as other contingencies, is not considered material in relation to the consolidated financial position of the Company.

10.  SUBSEQUENT EVENT

     On September 21, 1995, at a Special Meeting of the Shareholders of ITT, ITT Shareholders approved the Distribution by ITT of all of the outstanding shares of common stock of ITT Hartford (the Distribution). In the Distribution, shareholders of ITT common stock will receive, among other items, one share of ITT Hartford Common stock for each share of ITT common stock held.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

                 (a) All financial statements are included in Part A and Part B of the Registration Statement.

                 (b)  (1)    Copy of the Resolution of the Board of Directors
                             authorizing the establishment of the Registrant.

                      (2) Not applicable. The Depositor maintains custody of all assets.

                      (3) Underwriting Agreement between the Registrant and Principal Underwriter.

                      (4) A copy of the Group Flexible Premium Deferred Variable Annuity Contract and Certificate.

                      (5)    The form of Application.

                      (6)(a) Copy of Certificate of Incorporation of the
                             Depositor.

                      (6)(b) Copy of Bylaws of the Depositor.

                      (7)    Not applicable.

                      (8)    Not applicable.

                      (9)    Opinion of Scott K. Richardson, Esquire.


                      (10)   Consent of Arthur Andersen filed herewith.

                      (11)   Not applicable.

                      (12)   Not applicable.

                      (13)   Not applicable.

                      (14)   Not applicable.

                      (15) The forms of Participation Agreements between the Registrant and the underlying Funds.

Item 25.  Directors and Officers of the Depositor

          Louis J. Abdou                  Vice President

          David H. Annis                  Vice President

          Paul J. Boldischar, Jr.         Vice President

          Wendell J. Bossen               Vice President

          Peter W. Cummins                Vice President

          Julianna B. Dalton              Vice President

          Ann M. deRaismes                Vice President

          Allen J. Douma, M.D.            Medical Director

          Donald R. Frahm                 Chairman and Chief Executive Officer

          Bruce D. Gardner                General Counsel and Corporate
                                          Secretary

          Joseph H. Gareau                Executive Vice President and
                                          Chief Investment Officer

          J. Richard Garrett              Vice President

          John P. Ginnetti                Executive Vice President and Director
                                          Asset Management Services

          Lois W. Grady                   Vice President

          David A. Hall                   Senior Vice President and Actuary

          William L. Harrison             Vice President

          Joseph Kanarek                  Vice President

          Kevin L. Kirk                   Vice President

          Andrew W. Kohnke                Vice President

          Stephen M. Maher                Vice President and Actuary

          William B. Malchodi, Jr.        Director of Taxes

          Thomas M. Marra                 Senior Vice President & Actuary
                                          and Director Individual Life and
                                          Annuity Division

          David J. McDonald               Senior Vice President

          Kevin A. North                  Vice President

          Joseph J. Noto                  Vice President

          Leonard E. Odell, Jr.           Senior Vice President

          Michael C. O'Halloran           Senior Associate General Counsel

          William H. Panning              Vice President

          Craig D. Raymond                Vice President and Chief Actuary

          Lowndes A. Smith                President and Chief Operating Officer

          Edward J. Sweeney               Vice President

          James E. Trimble                Vice President and Actuary

          Donald E. Waggaman, Jr.         Treasurer

          Raymond P. Welnicki             Senior Vice President

          James J. Westervelt             Vice President and Group Comptroller

          Lizabeth H. Zlatkus             Vice President

          Donald J. Znamierowski          Vice President

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 01604-2999.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Exhibit 26 is filed herewith.

Item 27.  Number of Contract Owners

          As of___________, there were no contract owners.

Item 28.  Indemnification.

          The directors and officers of HL and HESCO are covered under a directors and officers liability insurance policy issued to ITT Corporation and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          The Registrant hereby undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - DC Variable Account I

          Separate Account Two (DC Variable Account II)

          Separate Account Two (Variable Account "A")

          Separate Account Two (NQ Variable Account)

          Separate Account Two (QP Variable Account)

          Separate Account One

          Separate Account Two (Director)

          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account

          Hartford Money Market Fund, Inc.

          Hartford Life Insurance Company - Separate Account Three

          ITT Hartford Life and Annuity Insurance Company - Separate Account
          Three

          Hartford Life Insurance Company - Separate Account Five

          ITT Hartford Life and Annuity Insurance Company - Separate Account
          Five

          ITT Hartford Life and Annuity Insurance Company - Separate Account Six

          Hartford Life Insurance Company Separate Account VL I

          (b)  Directors and Officers of HESCO

                    NAME AND PRINCIPAL          POSITIONS AND OFFICES
                     BUSINESS ADDRESS             WITH UNDERWRITER

               Donald E. Waggaman, Jr.            Treasurer

               Bruce D. Gardner                   Secretary

               George R. Jay                      Controller

               Lowndes A. Smith                   President

Item 30.  Location of Accounts and Records

          Accounts and records are maintained by the Depositor.

Item 31.  Management Services

          None

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the
City of Hartford, and State of Connecticut on this     day of October, 1995.

HARTFORD LIFE INSURANCE COMPANY -
ICMG SECULAR TRUST
SEPARATE ACCOUNT
  (Registrant)



* By: /s/ Thomas M. Marra                        * By: /s/  Bruce D. Gardner
     ----------------------------------------          -----------------------
       Thomas M. Marra, Senior Vice President               Bruce D. Garnder
                                                            Attorney-in-Fact


HARTFORD LIFE INSURANCE COMPANY
       (Depositor)


* By: /s/ Thomas M. Marra
     ---------------------------------------------
       Thomas M. Marra, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


Donald R. Frahm, Chairman and
  Chief Executive Officer, Director *
Bruce D. Gardner, General Counsel
  Corporate Secretary, Director *
Joseph H. Gareau, Executive Vice
  President and Chief Investment
  Officer, Director *
John P. Ginnetti, Senior Vice
  President, Director *
Thomas M. Marra, Senior Vice              * By: /s/ Bruce D. Gardner
  President, Director *                        -----------------------------
Leonard E. Odell, Jr., Senior                       Bruce D. Gardner
  Vice President, Director *                        Attorney-In-Fact
Lowndes A. Smith, President
  Chief Operating Officer,                Dated:    10/11/95
  Director *                                    -----------------------------
Raymond P. Welnicki, Senior Vice
  President, Director *
Lizabeth H. Zlatkus, Vice President
  Director *
Donald J. Znamierowski, Vice President
  Comptroller, Director *


(ICMG)

                            ARTHUR ANDERSEN LLP


                 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To Hartford Life Insurance Company and Subsidiaries:


We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of Hartford Life Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated January 30, 1995 (except with respect to the matter discussed in Note 10, as to which the date is October 6, 1995). Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

Our report on the financial statements includes an explanatory paragraph with respect to the change in the methods of accounting for debt and equity securities and for postretirement benefits other than pensions and postemployment benefits as discussed in Note 1 to the consolidated financial statements.

                                                ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 30, 1995

             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN AFFILIATES
                              DECEMBER 31, 1994
                                 (IN MILLIONS)


                                                                              AMOUNT
                                                                             SHOWN ON
                                                                              BALANCE
      TYPE OF INVESTMENT                         COST        FAIR VALUE        SHEET
      ------------------                       --------      ----------      ---------

FIXED MATURITIES


Bonds

 U.S. Government and government agencies
 and authorities:

 - guaranteed and sponsored                    $ 1,516       $ 1,429         $ 1,429
 - guaranteed and sponsored - asset backed       4,256         3,763           3,763
 States, municipalities and political
  subdivisions                                     148           137             137
 International governments                         189           176             176
 Public utilities                                  531           500             500
 All other corporate                             3,717         3,458           3,458
 All other corporate - asset backed              2,442         2,350           2,350
 Short-term investments                          1,665         1,616           1,616
                                                ------        ------          ------
TOTAL FIXED MATURITIES                          14,464        13,429          13,429

EQUITY SECURITIES

Common Stocks - industrial, miscellaneous
 and all other                                      76            68              68
                                                ------        ------          ------
TOTAL FIXED MATURITIES AND EQUITY SECURITIES    14,540        13,497          13,497


Policy loans                                     2,614         2,614           2,614
Mortgage loans                                     316           316             316
Other investments                                  103           109             107
                                                ------        ------          ------
TOTAL INVESTMENTS                              $17,573       $16,536         $16,534
                                                ------        ------          ------
                                                ------        ------          ------


Note: Fair values for stocks and bonds approximate those quotations published by stock exchanges or are received from other reliable sources. The fair value for short-term investments approximates cost.

      Policy and mortgage loan carrying amounts approximate fair value.

             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN MILLIONS)

                                                                                BENEFITS,    AMORTIZ-
                                                                                 CLAIMS      ATION OF
                                                                                AND CLAIM     DEFERRED
                   DEFERRED      FUTURE      OTHER       PREMIUMS      NET        ADJUST-      POLICY        OTHER
                    POLICY       POLICY    POLICYHOL-   AND OTHER   INVESTMENT     MENT       ACQUISI-     INSURANCE
                 ACQUISITION    BENEFITS   DER FUNDS    CONSIDERA-    INCOME     EXPENSES       TION       EXPENSES
SEGMENT              COSTS         *           *          TIONS         (1)         (2)         COSTS         (3)
---------        -----------    --------   ---------    ---------    ---------   ---------    ---------    ----------

 YEAR ENDED
DECEMBER 31,
    1994
-------------

ILAD              $1,708        $  582     $ 4,257      $  492       $  199       $  334       $137       $ 80
AMS                  101           845      10,160          39          750          695          8         48
SPECIALTY              0           463       6,911         569          350          376          0        518
                  ------        ------     -------      ------       ------       ------       ----       ----
                  $1,809        $1,890     $21,328      $1,100       $1,299       $1,405       $145       $646
                  ------        ------     -------      ------       ------       ------       ----       ----
                  ------        ------     -------      ------       ------       ------       ----       ----

 YEAR ENDED
DECEMBER 31,
    1993
-------------

ILAD              $1,237        $  428     $ 3,535      $  423       $  172       $  249       $ 97       $120
AMS                   97           703       9,026          35          759          662         16         45
SPECIALTY              0           528       5,673         289          136          135          0        272
                  ------        ------     -------      ------       ------       ------       ----       ----
                  $1,334        $1,659     $18,234      $  747       $1,067       $1,046       $113       $437
                  ------        ------     -------      ------       ------       ------       ----       ----
                  ------        ------     -------      ------       ------       ------       ----       ----

 YEAR ENDED
DECEMBER 31,
    1992
-------------

ILAD              $  698        $1,115     $ 1,004      $  178       $  127       $  104       $ 49       $ 79
AMS                  101           583       8,256          27          743          657          6         51
SPECIALTY              0            46       5,822          54           42           36          0         55
                  ------        ------     -------      ------       ------       ------       ----       ----
                  $  799        $1,744     $15,082      $  259       $  912       $  797       $ 55       $185
                  ------        ------     -------      ------       ------       ------       ----       ----
                  ------        ------     -------      ------       ------       ------       ----       ----


(*) As Restated

(1) Investment income is allocated to the segment's share of investable funds or on a direct basis, where applicable, including realized capital gains and losses.

(2) Benefits, claims and claim adjustment expenses includes the increase in liability for future policy benefits and death, disability and other contract benefit payments.

(3) Other insurance expenses are allocated to the segments based on specific identification, where possible, and related activities, including dividends to policyholders.

             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE IV - REINSURANCE
                             (IN MILLIONS)


                                                                                           PERCENTAGE
                                                 CEDED TO         ASSUMED                   OF AMOUNT
                                     GROSS         OTHER         FROM OTHER      NET         ASSUMED
                                     AMOUNT      COMPANIES       COMPANIES      AMOUNT        TO NET

YEAR ENDED DECEMBER 31, 1994
----------------------------

LIFE INSURANCE IN FULL FORCE         $136,929     $87,553        $35,016        $84,392        41.5%
                                     --------    --------        -------        -------

Premiums and other considerations
  ILAD                               $    448    $     71        $   106        $   483        22.0%
  AMS                                      39           0              0             39         0.0%
  Specialty                               521         140            188            569        33.0%
  Accident and Health                     308         304              5              9        55.6%
                                     --------    --------         -------       -------
TOTAL                                $  1,316    $    515         $  299        $ 1,100        27.2%

                                     --------    --------         -------       -------
                                     --------    --------         -------       -------

YEAR ENDED DECEMBER 31, 1993
----------------------------

LIFE INSURANCE IN FULL FORCE         $ 93,099     $71,415        $27,067        $48,751        55.5%
                                     --------    --------        -------        -------
Premiums and other considerations
  ILAD                               $    417    $     85        $    91        $   423        21.5%
  AMS                                      25           0              0             25         0.0%
  Specialty                               386          97              0            289         0.0%
  Accident and Health                     307         299              2             10        20.0%
                                     --------    --------        -------        -------
TOTAL                                $  1,135     $   481        $    93         $  747         12.4%
                                     --------    --------        -------        -------
                                     --------    --------        -------        -------
YEAR ENDED DECEMBER 31, 1992
----------------------------

LIFE INSURANCE IN FULL FORCE         $ 44,661     $64,207        $51,430        $31,884        161.3%
                                     --------    --------        -------        -------
Premiums and other considerations
  ILAD                               $    208    $     71        $    27        $   164        16.5%
  AMS                                      27           0              0             27         0.0%
  Specialty                               153          99              0             54         0.0%
  Accident and Health                     292         281              3             14        21.4%
                                     --------    --------        -------        -------
TOTAL                                $    680    $    451         $   30        $   259        37.9%
                                     --------    --------        -------        -------
                                     --------    --------        -------        -------